UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4118

Fidelity Securities Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Blue Chip Growth Fund

October 31, 2015

1.809076.112
BCF-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 25.8%
Auto Components - 0.3%
Delphi Automotive PLC	333,700	$27,761
Magna International, Inc. Class A (sub. vtg.)	650,850	34,324
		62,085
Automobiles - 1.2%
General Motors Co.	529,000	18,467
Mahindra & Mahindra Ltd. (a)	247,500	4,469
Renault SA	240,600	22,682
Tesla Motors, Inc. (a)(b)	981,256	203,051
		248,669
Diversified Consumer Services - 0.0%
2U, Inc. (a)	163,700	3,434
Hotels, Restaurants & Leisure - 5.7%
Buffalo Wild Wings, Inc. (a)	441,138	68,054
Chipotle Mexican Grill, Inc. (a)	262,717	168,199
Dave & Buster's Entertainment, Inc.	1,338,000	51,620
Domino's Pizza, Inc.	393,100	41,932
Extended Stay America, Inc. unit	663,900	12,747
Hilton Worldwide Holdings, Inc.	3,914,800	97,831
Jubilant Foodworks Ltd.	225,049	5,029
Las Vegas Sands Corp.	608,400	30,122
McDonald's Corp.	2,634,100	295,678
MGM Mirage, Inc. (a)	488,800	11,335
Papa John's International, Inc.	451,800	31,703
Starbucks Corp.	5,218,044	326,493
Starwood Hotels & Resorts Worldwide, Inc.	100,900	8,059
Whitbread PLC	278,005	21,283
Wingstop, Inc. (b)	416,000	9,622
Zoe's Kitchen, Inc. (a)(b)	160,000	5,509
		1,185,216
Household Durables - 1.0%
GoPro, Inc. Class A (a)	69,600	1,740
Jarden Corp. (a)	619,500	27,754
Sony Corp.	1,557,000	44,258
Sony Corp. sponsored ADR	835,200	23,720
Tempur Sealy International, Inc. (a)	175,600	13,669
TRI Pointe Homes, Inc. (a)	962,800	12,497
Whirlpool Corp.	456,900	73,168
		196,806
Internet & Catalog Retail - 6.7%
Amazon.com, Inc. (a)	1,540,368	964,116
Ctrip.com International Ltd. sponsored ADR (a)	347,284	32,287
Expedia, Inc.	102,300	13,943
Groupon, Inc. Class A (a)(b)	7,075,200	26,249
JD.com, Inc. sponsored ADR (a)	400,300	11,056
Netflix, Inc. (a)	1,363,561	147,783
Priceline Group, Inc. (a)	136,700	198,795
The Honest Co., Inc. (a)(c)	150,143	6,870
		1,401,099
Leisure Products - 0.3%
Hasbro, Inc. (b)	628,300	48,272
NJOY, Inc. (a)(c)	1,178,168	0
Spin Master Corp. (a)	416,000	6,916
		55,188
Media - 1.8%
CBS Corp. Class B	421,900	19,627
Charter Communications, Inc. Class A (a)	32,500	6,206
Comcast Corp. Class A (special) (non-vtg.)	66,200	4,151
DreamWorks Animation SKG, Inc. Class A (a)	572,200	11,581
Lions Gate Entertainment Corp.	253,000	9,859
Naspers Ltd. Class N	200,700	29,397
Starz Series A (a)	327,200	10,964
The Walt Disney Co.	2,280,300	259,361
Time Warner Cable, Inc.	21,800	4,129
Time Warner, Inc.	111,400	8,393
Twenty-First Century Fox, Inc. Class A	69,600	2,136
		365,804
Multiline Retail - 1.2%
B&M European Value Retail S.A.	3,832,354	19,697
Burlington Stores, Inc. (a)	571,300	27,468
Dollar Tree, Inc. (a)	730,200	47,821
Target Corp.	1,984,323	153,150
		248,136
Specialty Retail - 4.9%
AutoZone, Inc. (a)	16,700	13,100
Five Below, Inc. (a)	756,000	25,961
Home Depot, Inc.	3,251,100	401,966
Inditex SA	566,956	21,263
L Brands, Inc.	1,104,582	106,018
O'Reilly Automotive, Inc. (a)	31,800	8,785
Restoration Hardware Holdings, Inc. (a)(b)	1,767,222	182,183
Ross Stores, Inc.	1,107,126	55,998
Signet Jewelers Ltd.	453,100	68,391
TJX Companies, Inc.	1,606,652	117,591
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	160,400	27,903
		1,029,159
Textiles, Apparel & Luxury Goods - 2.7%
adidas AG	772,600	69,239
Columbia Sportswear Co.	839,700	46,058
G-III Apparel Group Ltd. (a)	342,400	18,863
Hanesbrands, Inc.	647,700	20,688
Kate Spade & Co. (a)	186,800	3,357
lululemon athletica, Inc. (a)(b)	1,305,158	64,175
NIKE, Inc. Class B	1,115,975	146,226
PVH Corp.	698,700	63,547
Regina Miracle International Holdings Ltd.	6,228,551	5,648
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,744,200	54,419
Steven Madden Ltd. (a)	109,800	3,827
Tory Burch LLC unit (c)(d)	293,611	21,000
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	396,200	37,671
VF Corp.	249,900	16,873
		571,591

TOTAL CONSUMER DISCRETIONARY		5,367,187

CONSUMER STAPLES - 9.4%
Beverages - 2.8%
Anheuser-Busch InBev SA NV ADR	309,791	36,967
Coca-Cola Bottling Co. Consolidated	31,100	6,569
Constellation Brands, Inc. Class A (sub. vtg.)	231,000	31,139
Monster Beverage Corp. (a)	1,127,435	153,692
PepsiCo, Inc.	991,054	101,276
The Coca-Cola Co.	5,614,252	237,764
United Spirits Ltd. (a)	41,658	2,001
		569,408
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	832,800	131,682
CVS Health Corp.	1,756,031	173,461
Kroger Co.	3,008,774	113,732
Sprouts Farmers Market LLC (a)	1,748,377	35,632
Walgreens Boots Alliance, Inc.	508,100	43,026
Whole Foods Market, Inc.	974,210	29,187
		526,720
Food Products - 1.9%
Associated British Foods PLC	1,096,300	58,391
Blue Buffalo Pet Products, Inc. (a)(b)	254,400	4,564
Edita Food Industries SAE GDR (a)(e)	129,600	2,462
Keurig Green Mountain, Inc.	2,557,037	129,770
Mead Johnson Nutrition Co. Class A	234,994	19,270
Mondelez International, Inc.	2,797,300	129,123
The Hain Celestial Group, Inc. (a)	710,100	35,398
WhiteWave Foods Co.(a)	369,769	15,153
		394,131
Household Products - 0.1%
Procter & Gamble Co.	216,500	16,536
Personal Products - 1.6%
Edgewell Personal Care Co. (a)	326,900	27,692
Estee Lauder Companies, Inc. Class A	615,000	49,483
Herbalife Ltd. (a)	2,148,058	120,377
Nu Skin Enterprises, Inc. Class A (b)(f)	3,682,500	140,708
		338,260
Tobacco - 0.5%
Imperial Tobacco Group PLC	205,961	11,110
Reynolds American, Inc.	1,919,500	92,750
		103,860

TOTAL CONSUMER STAPLES		1,948,915

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp.	263,500	17,623
Cimarex Energy Co.	376,207	44,415
Continental Resources, Inc. (a)	786,500	26,670
EOG Resources, Inc.	669,724	57,496
Noble Energy, Inc.	310,779	11,138
Pioneer Natural Resources Co.	381,300	52,291
SM Energy Co. (b)	1,157,500	38,603
Whiting Petroleum Corp. (a)	1,338,800	23,068
		271,304
FINANCIALS - 3.3%
Banks - 2.1%
Axis Bank Ltd. (a)	953,180	6,903
Bank of America Corp.	6,033,187	101,237
Citigroup, Inc.	2,208,690	117,436
Gree Electric Appliances, Inc. ELS (BNP Paribas Arbitrage Warrant Program) warrants 12/10/15 (e)	1,573,600	4,295
HDFC Bank Ltd. sponsored ADR	656,000	40,108
JPMorgan Chase & Co.	2,406,877	154,642
Regions Financial Corp.	818,000	7,648
		432,269
Capital Markets - 0.8%
BlackRock, Inc. Class A	175,500	61,771
Charles Schwab Corp.	712,400	21,742
Fairfax India Holdings Corp. (a)	920,000	9,660
Morgan Stanley	1,618,651	53,367
The Blackstone Group LP	773,500	25,572
		172,112
Consumer Finance - 0.1%
Shriram Transport Finance Co. Ltd.	444,501	6,394
Springleaf Holdings, Inc. (a)	191,500	8,983
		15,377
Diversified Financial Services - 0.1%
CME Group, Inc.	106,200	10,033
Multi Commodity Exchange of India Ltd. (a)	4,622	63
		10,096
Real Estate Investment Trusts - 0.1%
Extra Space Storage, Inc.	256,400	20,317
Real Estate Management & Development - 0.0%
Parsvnath Developers Ltd. (a)(f)	21,771,340	5,828
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	697,722	13,365
Indiabulls Housing Finance Ltd. (a)	604,148	6,632
LIC Housing Finance Ltd. (a)	351,944	2,570
		22,567

TOTAL FINANCIALS		678,566

HEALTH CARE - 16.7%
Biotechnology - 10.9%
AbbVie, Inc.	1,292,600	76,974
Acceleron Pharma, Inc. (a)	42,500	1,326
Aduro Biotech, Inc. (b)	86,500	2,336
Agios Pharmaceuticals, Inc. (a)(b)	194,340	14,160
Aimmune Therapeutics, Inc. (a)	402,900	6,064
Alexion Pharmaceuticals, Inc. (a)	613,996	108,063
Alkermes PLC (a)	886,200	63,736
Alnylam Pharmaceuticals, Inc. (a)	685,563	58,924
Amgen, Inc.	1,662,602	262,990
Ascendis Pharma A/S ADR	333,600	6,005
Avalanche Biotechnologies, Inc. (a)	89,800	757
Baxalta, Inc.	400,100	13,787
BioCryst Pharmaceuticals, Inc. (a)	1,038,000	9,332
Biogen, Inc. (a)	661,700	192,230
BioMarin Pharmaceutical, Inc. (a)	415,004	48,572
bluebird bio, Inc. (a)	247,100	19,059
Calithera Biosciences, Inc. (b)	264,600	2,260
Catabasis Pharmaceuticals, Inc.	525,300	3,667
Celgene Corp. (a)	2,531,000	310,579
Cellectis SA sponsored ADR	67,300	1,780
Chiasma, Inc.	221,566	4,535
Chiasma, Inc. (a)(b)	258,600	5,881
Chiasma, Inc. warrants	55,391	755
Chimerix, Inc. (a)	85,600	3,354
Cidara Therapeutics, Inc. (b)	62,400	850
Coherus BioSciences, Inc. (b)	453,800	12,638
CytomX Therapeutics, Inc.	378,621	3,544
CytomX Therapeutics, Inc.	166,300	1,730
DBV Technologies SA sponsored ADR (a)	108,200	3,751
Dicerna Pharmaceuticals, Inc. (a)	160,160	1,605
Dyax Corp. (a)	141,500	3,895
Edge Therapeutics, Inc.	342,000	6,115
Esperion Therapeutics, Inc. (a)(b)	37,800	907
Exelixis, Inc. (a)(b)	2,828,200	17,026
FibroGen, Inc. (b)	300,642	7,008
Gilead Sciences, Inc.	3,872,860	418,772
Global Blood Therapeutics, Inc. (a)(b)	501,704	23,394
Heron Therapeutics, Inc. (a)	80,300	2,202
Incyte Corp. (a)	87,100	10,237
Intercept Pharmaceuticals, Inc. (a)	141,400	22,228
Intrexon Corp. (a)(b)	477,059	16,029
Ironwood Pharmaceuticals, Inc. Class A (a)	901,481	10,241
Isis Pharmaceuticals, Inc. (a)	126,900	6,110
Juno Therapeutics, Inc. (b)	154,900	8,018
Kite Pharma, Inc. (a)(b)	98,400	6,696
Medivation, Inc. (a)	48,800	2,053
Merrimack Pharmaceuticals, Inc. (a)(b)	1,584,158	14,796
Mirati Therapeutics, Inc. (a)	177,298	6,273
Momenta Pharmaceuticals, Inc. (a)	97,600	1,602
Neurocrine Biosciences, Inc. (a)	633,100	31,079
Novavax, Inc. (a)	442,600	2,988
Portola Pharmaceuticals, Inc. (a)	189,500	9,022
ProNai Therapeutics, Inc. (a)	295,100	5,064
Prothena Corp. PLC (a)	100,000	5,151
Radius Health, Inc. (a)(b)	85,300	5,479
Regeneron Pharmaceuticals, Inc. (a)	433,389	241,567
REGENXBIO, Inc.	119,500	1,847
Sage Therapeutics, Inc. (a)	24,700	1,241
Seattle Genetics, Inc. (a)	376,400	15,617
Seres Therapeutics, Inc. (b)	49,400	1,464
Spark Therapeutics, Inc.	52,400	2,824
Trevena, Inc. (a)	1,043,600	10,039
Ultragenyx Pharmaceutical, Inc. (a)	59,300	5,891
uniQure B.V. (a)	303,687	5,384
Versartis, Inc. (a)	178,500	1,844
Vertex Pharmaceuticals, Inc. (a)	900,760	112,361
Xencor, Inc. (a)	111,400	1,206
		2,284,914
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	2,974,500	54,374
DexCom, Inc. (a)	52,800	4,399
Glaukos Corp. (b)	180,100	3,609
Intuitive Surgical, Inc. (a)	123,607	61,383
Invuity, Inc.	511,800	6,873
Medtronic PLC	300,170	22,189
Nevro Corp.	83,800	3,417
Novocure Ltd.	145,200	3,263
Penumbra, Inc.	25,400	941
Zeltiq Aesthetics, Inc. (a)	378,400	12,767
		173,215
Health Care Providers & Services - 0.8%
Adeptus Health, Inc. Class A (a)	454,100	29,467
AmerisourceBergen Corp.	123,700	11,938
AmSurg Corp. (a)	222,812	15,617
Apollo Hospitals Enterprise Ltd. (a)	936,371	18,773
Cardinal Health, Inc.	283,931	23,339
Cigna Corp.	94,900	12,720
Diplomat Pharmacy, Inc. (b)	180,300	5,068
McKesson Corp.	106,400	19,024
Teladoc, Inc. (b)	663,000	13,041
UnitedHealth Group, Inc.	102,300	12,049
		161,036
Health Care Technology - 0.1%
athenahealth, Inc. (a)	75,975	11,582
Castlight Health, Inc. Class B (a)(b)	513,500	2,598
Evolent Health, Inc.	243,600	3,130
		17,310
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	140,335	20,107
Lonza Group AG	38,158	5,605
		25,712
Pharmaceuticals - 4.0%
Achaogen, Inc. (a)	329,000	1,816
Allergan PLC (a)	1,254,355	386,931
Bristol-Myers Squibb Co.	2,049,400	135,158
CSPC Pharmaceutical Group Ltd.	2,126,000	1,979
Dermira, Inc.	409,900	11,063
Eli Lilly & Co.	146,400	11,942
Endo Health Solutions, Inc. (a)	370,700	22,238
GW Pharmaceuticals PLC ADR (a)	263,866	20,869
Intra-Cellular Therapies, Inc. (a)	76,600	3,665
Jazz Pharmaceuticals PLC (a)	190,100	26,097
Shire PLC sponsored ADR	62,959	14,295
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,365,900	80,848
The Medicines Company (a)	480,400	16,449
Valeant Pharmaceuticals International, Inc. (Canada) (a)	860,600	80,321
ZS Pharma, Inc. (a)	216,200	14,055
		827,726

TOTAL HEALTH CARE		3,489,913

INDUSTRIALS - 5.2%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	967,100	99,882
Lockheed Martin Corp.	9,800	2,154
Raytheon Co.	19,200	2,254
Space Exploration Technologies Corp. Class A (c)	160,303	14,267
The Boeing Co.	1,241,326	183,803
		302,360
Airlines - 1.5%
Azul-Linhas Aereas Brasileiras warrants (a)(c)	165,571	0
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	1,182,600	2,019
Delta Air Lines, Inc.	1,689,400	85,889
InterGlobe Aviation Ltd. (a)(g)	211,699	2,477
Southwest Airlines Co.	2,345,402	108,569
Spirit Airlines, Inc. (a)	792,800	29,429
United Continental Holdings, Inc. (a)	1,394,200	84,084
Wizz Air Holdings PLC	270,524	7,903
		320,370
Building Products - 0.4%
A.O. Smith Corp.	245,854	18,887
Builders FirstSource, Inc. (a)	396,200	4,683
Caesarstone Sdot-Yam Ltd.	210,400	7,471
Continental Building Products, Inc. (a)	879,416	15,451
Gibraltar Industries, Inc. (a)	182,400	4,618
Lennox International, Inc.	19,800	2,630
Toto Ltd.	235,000	7,968
Trex Co., Inc. (a)	272,000	10,627
		72,335
Commercial Services & Supplies - 0.1%
Interface, Inc.	1,103,100	21,566
Electrical Equipment - 0.4%
Acuity Brands, Inc.	193,400	42,277
EnerSys	67,800	4,135
SolarCity Corp. (a)(b)	1,380,932	40,945
		87,357
Industrial Conglomerates - 0.7%
Danaher Corp.	601,800	56,154
General Electric Co.	3,259,800	94,273
		150,427
Machinery - 0.1%
Eicher Motors Ltd. (a)	14,288	3,870
KUKA AG (b)	101,300	8,565
Middleby Corp. (a)	39,700	4,643
Rational AG	11,160	4,431
		21,509
Professional Services - 0.1%
Equifax, Inc.	42,900	4,572
Verisk Analytics, Inc. (a)	80,400	5,757
WageWorks, Inc. (a)	139,900	6,718
		17,047
Road & Rail - 0.0%
Canadian Pacific Railway Ltd.	33,800	4,750
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	2,044,200	60,897
United Rentals, Inc. (a)	314,300	23,528
		84,425
Transportation Infrastructure - 0.0%
Qingdao Port International Co. Ltd.	3,284,000	1,585

TOTAL INDUSTRIALS		1,083,731

INFORMATION TECHNOLOGY - 35.2%
Communications Equipment - 0.3%
CommScope Holding Co., Inc. (a)	391,700	12,703
Palo Alto Networks, Inc. (a)	108,491	17,467
QUALCOMM, Inc.	638,000	37,910
		68,080
Electronic Equipment & Components - 0.2%
Fitbit, Inc. (b)	921,100	37,341
Internet Software & Services - 13.8%
58.com, Inc. ADR (a)	297,100	15,595
Akamai Technologies, Inc. (a)	687,330	41,803
Alibaba Group Holding Ltd. sponsored ADR (a)	1,716,200	143,869
Alphabet, Inc.:
Class A (a)	1,418,454	1,045,954
Class C	644,037	457,788
Dropbox, Inc. (a)(c)	1,003,814	13,863
Facebook, Inc. Class A (a)	6,786,101	691,979
Gogo, Inc. (a)(b)	1,705,200	24,094
HomeAway, Inc. (a)	1,828,800	57,717
Info Edge India Ltd.	661,765	7,629
JUST EAT Ltd. (a)	3,760,062	24,693
LinkedIn Corp. Class A (a)	165,600	39,888
New Relic, Inc.	175,317	6,951
Rackspace Hosting, Inc. (a)	4,634,501	119,802
Tencent Holdings Ltd.	3,144,200	59,266
Twitter, Inc. (a)	3,798,100	108,094
Yelp, Inc. (a)(b)	521,200	11,597
		2,870,582
IT Services - 5.0%
Alliance Data Systems Corp. (a)	85,400	25,390
Cognizant Technology Solutions Corp. Class A (a)	3,706,054	252,419
EOH Holdings Ltd.	181,500	2,007
Gartner, Inc. Class A (a)	46,900	4,252
MasterCard, Inc. Class A	2,697,500	267,026
PayPal Holdings, Inc. (a)	1,327,300	47,796
Sabre Corp.	1,279,600	37,518
Total System Services, Inc.	164,800	8,644
Visa, Inc. Class A	5,158,496	400,196
		1,045,248
Semiconductors & Semiconductor Equipment - 4.6%
Analog Devices, Inc.	3,674,621	220,918
Avago Technologies Ltd.	1,895,100	233,344
Broadcom Corp. Class A	535,300	27,514
Cavium, Inc. (a)	952,301	67,566
Cirrus Logic, Inc. (a)	2,405,700	74,168
Monolithic Power Systems, Inc.	189,704	11,841
NVIDIA Corp.	1,402,870	39,799
NXP Semiconductors NV (a)	3,167,807	248,198
Skyworks Solutions, Inc.	159,900	12,351
SunEdison, Inc. (a)(b)	2,308,500	16,852
		952,551
Software - 5.7%
1-Page Ltd. (a)	3,355,935	11,289
Activision Blizzard, Inc.	4,997,216	173,703
Adobe Systems, Inc. (a)	1,000,850	88,735
Appirio, Inc. (c)	87,529	426
Citrix Systems, Inc. (a)	199,000	16,338
Electronic Arts, Inc. (a)	2,696,400	194,330
Ellie Mae, Inc. (a)	224,800	16,406
HubSpot, Inc.	52,500	2,724
Imperva, Inc. (a)	58,600	4,138
Intuit, Inc.	158,100	15,404
Kingdee International Software Group Co. Ltd.	9,494,000	3,904
Microsoft Corp.	1,320,900	69,532
Mobileye NV (a)	423,600	19,282
Nintendo Co. Ltd.	132,200	21,134
Paycom Software, Inc. (a)(b)	174,200	6,621
Qlik Technologies, Inc. (a)	986,900	30,959
Red Hat, Inc. (a)	463,600	36,675
Salesforce.com, Inc. (a)	5,333,307	414,451
Tableau Software, Inc. (a)	278,900	23,416
Workday, Inc. Class A (a)	219,100	17,302
Zendesk, Inc. (a)	608,000	12,233
Zynga, Inc. (a)	824,783	1,955
		1,180,957
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	9,256,409	1,106,143
Nimble Storage, Inc. (a)	506,400	11,445
SanDisk Corp.	170,600	13,136
Seagate Technology LLC	411,400	15,658
Western Digital Corp.	463,100	30,944
		1,177,326

TOTAL INFORMATION TECHNOLOGY		7,332,085

MATERIALS - 1.1%
Chemicals - 0.9%
Ashland, Inc.	147,900	16,228
CF Industries Holdings, Inc.	2,883,900	146,416
E.I. du Pont de Nemours & Co.	77,800	4,933
LyondellBasell Industries NV Class A	72,500	6,736
PPG Industries, Inc.	90,300	9,415
		183,728
Construction Materials - 0.1%
Eagle Materials, Inc.	316,000	20,865
Martin Marietta Materials, Inc.	12,300	1,908
Prism Cement Ltd. (a)	2,498,232	3,573
Vulcan Materials Co.	20,900	2,019
		28,365
Containers & Packaging - 0.1%
Sealed Air Corp.	545,000	26,770

TOTAL MATERIALS		238,863

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Bharti Infratel Ltd.	4,892,590	29,059
TOTAL COMMON STOCKS
(Cost $13,934,838)		20,439,623

Preferred Stocks - 1.9%
Convertible Preferred Stocks - 1.9%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
The Honest Co., Inc.:
Series C (a)(c)	350,333	16,029
Series D (c)	77,448	3,544
		19,573
Leisure Products - 0.0%
NJOY, Inc.:
Series C (a)(c)	607,766	302
Series D (a)(c)	149,114	74
		376
TOTAL CONSUMER DISCRETIONARY		19,949
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (c)	780,377	10,400
Food Products - 0.0%
BLUE BOTTLE Coffee, Inc. Series C (c)	632,822	8,518
Tobacco - 0.0%
PAX Labs, Inc. Series C (c)	2,555,833	9,866
TOTAL CONSUMER STAPLES		28,784
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (c)	3,552,125	11,758
HEALTH CARE - 0.1%
Biotechnology - 0.1%
AC Immune SA Series E (c)	2,412	5,811
Editas Medicine, Inc. Series B (c)	718,519	3,233
Gensight Biologics Series B (c)	423,802	3,122
Immunocore Ltd. Series A (c)	11,275	2,102
Intellia Therapeutics, Inc. Series B (c)	634,094	3,329
Pronutria Biosciences, Inc. Series C (c)	545,634	5,500
		23,097
Pharmaceuticals - 0.0%
Corvus Pharmaceuticals, Inc. Series B (c)	338,682	4,745
TOTAL HEALTH CARE		27,842
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (c)	97,277	8,658
Airlines - 0.0%
Azul-Linhas Aereas Brasileiras Series B (a)(c)	165,571	5,152
Professional Services - 0.0%
YourPeople, Inc. Series C (c)	692,196	5,468
TOTAL INDUSTRIALS		19,278
INFORMATION TECHNOLOGY - 1.4%
Internet Software & Services - 1.0%
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	5,156,948	204,421
Series E, 8.00% (c)	102,648	4,069
		208,490
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	646,522	12,879
Nutanix, Inc. Series E (a)(c)	482,746	8,525
		21,404
Software - 0.3%
Appirio, Inc. Series E (c)	612,702	2,984
Bracket Computing, Inc. Series C (c)	1,207,761	9,500
Cloudera, Inc. Series F (a)(c)	186,078	6,109
Cloudflare, Inc. Series D (c)	696,025	4,903
Dataminr, Inc. Series D (c)	277,250	2,346
Delphix Corp. Series D (c)	675,445	3,472
Snapchat, Inc. Series F (c)	661,195	17,376
Taboola.Com Ltd. Series E (c)	634,902	3,555
		50,245
TOTAL INFORMATION TECHNOLOGY		280,139

TOTAL CONVERTIBLE PREFERRED STOCKS		387,750

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
China Internet Plus Holdings Ltd. (c)	3,163,704	12,212
TOTAL PREFERRED STOCKS
(Cost $295,094)		399,962

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.18% (h)	37,431,019	37,431
Fidelity Securities Lending Cash Central Fund, 0.19% (h)(i)	504,840,918	504,841
TOTAL MONEY MARKET FUNDS
(Cost $542,272)		542,272
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $14,772,204)		21,381,857
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(541,239)
NET ASSETS - 100%		$20,840,618

Security Type Abbreviations

ELS – Equity-Linked Security

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $456,387,000 or 2.2% of net assets.

 (d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,757,000 or 0.0% of net assets.

 (f) Affiliated company

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AC Immune SA Series E	10/19/15	$5,811
Appirio, Inc.	2/12/15	$625
Appirio, Inc. Series E	2/12/15	$4,375
AppNexus, Inc. Series E	8/1/14	$12,951
Azul-Linhas Aereas Brasileiras Series B	12/24/13	$7,023
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$0
Blue Apron, Inc. Series D	5/18/15	$10,400
BLUE BOTTLE Coffee, Inc. Series C	5/29/15	$21,086
Bracket Computing, Inc. Series C	9/9/15	$9,500
China Internet Plus Holdings Ltd.	1/26/15	$10,000
Cloudera, Inc. Series F	2/5/14	$2,709
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$4,349
Corvus Pharmaceuticals, Inc. Series B	9/16/15	$4,745
Dataminr, Inc. Series D	3/6/15	$3,535
Delphix Corp. Series D	7/10/15	$6,079
Dropbox, Inc.	5/2/12	$9,084
Editas Medicine, Inc. Series B	8/4/15	$3,233
Gensight Biologics Series B	7/2/15	$3,266
Immunocore Ltd. Series A	7/27/15	$2,122
Intellia Therapeutics, Inc. Series B	8/20/15	$3,329
NJOY, Inc.	9/11/13	$9,520
NJOY, Inc. Series C	6/7/13	$4,913
NJOY, Inc. Series D	2/14/14	$2,524
Nutanix, Inc. Series E	8/26/14	$6,467
Oportun Finance Corp. Series H	2/6/15	$10,114
PAX Labs, Inc. Series C	5/22/15	$9,840
Pronutria Biosciences, Inc. Series C	1/30/15	$5,500
Snapchat, Inc. Series F	3/25/15	$20,312
Space Exploration Technologies Corp. Class A	10/16/15	$14,267
Space Exploration Technologies Corp. Series G	1/20/15	$7,535
Taboola.Com Ltd. Series E	12/22/14	$6,619
The Honest Co., Inc.	8/21/14	$4,062
The Honest Co., Inc. Series C	8/21/14	$9,479
The Honest Co., Inc. Series D	8/3/15	$3,544
Tory Burch LLC unit	5/14/15	$20,890
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$80,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$3,420
YourPeople, Inc. Series C	5/1/15	$10,314

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$13
Fidelity Securities Lending Cash Central Fund	2,943
Total	$2,956

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nu Skin Enterprises, Inc. Class A	$134,517	$16,005	$2,893	$1,421	$140,708
Parsvnath Developers Ltd.	6,516	--	--	--	5,828
Total	$141,033	$16,005	$2,893	$1,421	$146,536

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$5,399,348	$5,210,674	$128,643	$60,031
Consumer Staples	1,977,699	1,946,914	2,001	28,784
Energy	271,304	271,304	--	--
Financials	690,324	632,516	46,050	11,758
Health Care	3,517,755	3,460,327	28,831	28,597
Industrials	1,103,009	1,053,564	15,900	33,545
Information Technology	7,612,224	7,214,574	103,222	294,428
Materials	238,863	235,290	3,573	--
Telecommunication Services	29,059	--	29,059	--
Money Market Funds	542,272	542,272	--	--
Total Investments in Securities:	$21,381,857	$20,567,435	$357,279	$457,143

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$298,720
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(13,792)
Cost of Purchases	9,500
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$294,428
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2015	$(13,792)
Other Investments in Securities
Beginning Balance	$161,801
Net Realized Gain (Loss) on Investment Securities	(3,712)
Net Unrealized Gain (Loss) on Investment Securities	(12,906)
Cost of Purchases	45,029
Proceeds of Sales	(27,497)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$162,715
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2015	$(15,533)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 10/31/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$457,143	Black-Scholes	Discount for lack of marketability	10.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$0.00 - $2409.06 / $83.56	Increase
		Market comparable	Discount for lack of marketability	15.0% - 25.0% / 16.6%	Decrease
			EV/Sales multiple	1.7 - 7.9 / 5.2	Increase
			Discount rate	10.0% - 30.0% / 13.2%	Decrease
			P/E multiple	13.5 - 16.3 / 15.7	Increase
			Premium rate	10.0% - 86.4% / 60.4%	Increase
		Probability weighting	Probability rate	40.0% - 95.0% / 67.5%	Increase
		Proposed transaction price	Transaction price	$0.50 - $8.00 / $5.46	Increase
			Put premium	38.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $14,826,634,000. Net unrealized appreciation aggregated $6,555,223,000, of which $7,298,364,000 related to appreciated investment securities and $743,141,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Blue Chip Value Fund

October 31, 2015

1.809087.112
BCV-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Automobiles - 0.7%
Harley-Davidson, Inc.	66,100	$3,268,645
Media - 7.7%
CBS Corp. Class B	181,800	8,457,336
Starz Series A (a)	167,900	5,626,329
Twenty-First Century Fox, Inc. Class A	308,100	9,455,589
Viacom, Inc. Class B (non-vtg.)	279,000	13,757,490
		37,296,744
Specialty Retail - 1.6%
Bed Bath & Beyond, Inc. (a)	54,600	3,255,798
GNC Holdings, Inc.	151,491	4,506,857
		7,762,655

TOTAL CONSUMER DISCRETIONARY		48,328,044

CONSUMER STAPLES - 3.7%
Beverages - 1.7%
C&C Group PLC	2,046,814	8,170,328
Food & Staples Retailing - 2.0%
Safeway, Inc.:
rights	48,800	0
rights	48,800	8,784
Tesco PLC	863,700	2,435,894
Wal-Mart Stores, Inc.	130,700	7,481,268
		9,925,946

TOTAL CONSUMER STAPLES		18,096,274

ENERGY - 7.8%
Energy Equipment & Services - 0.6%
BW Offshore Ltd.	7,014,500	2,922,450
Oil, Gas & Consumable Fuels - 7.2%
Chevron Corp.	125,335	11,390,445
Exxon Mobil Corp.	54,700	4,525,878
Marathon Petroleum Corp.	207,500	10,748,500
Suncor Energy, Inc.	271,700	8,084,924
		34,749,747

TOTAL ENERGY		37,672,197

FINANCIALS - 26.7%
Banks - 8.8%
JPMorgan Chase & Co.	271,016	17,412,778
U.S. Bancorp	218,797	9,228,857
Wells Fargo & Co.	293,098	15,868,326
		42,509,961
Capital Markets - 1.5%
Fortress Investment Group LLC	589,300	3,305,973
The Blackstone Group LP	122,000	4,033,320
		7,339,293
Consumer Finance - 3.1%
Capital One Financial Corp.	100,133	7,900,494
Discover Financial Services	128,500	7,224,270
		15,124,764
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class B (a)	111,200	15,125,424
Insurance - 7.3%
ACE Ltd.	73,400	8,333,836
Allstate Corp.	118,700	7,345,156
Prudential PLC	412,489	9,634,297
The Travelers Companies, Inc.	87,600	9,889,164
		35,202,453
Real Estate Investment Trusts - 2.9%
American Capital Agency Corp.	308,600	5,502,338
Annaly Capital Management, Inc.	879,400	8,750,030
		14,252,368

TOTAL FINANCIALS		129,554,263

HEALTH CARE - 16.0%
Biotechnology - 2.1%
Amgen, Inc.	65,600	10,376,608
Health Care Providers & Services - 4.6%
Cigna Corp.	57,700	7,734,108
Express Scripts Holding Co. (a)	78,600	6,789,468
Laboratory Corp. of America Holdings (a)	62,000	7,609,880
		22,133,456
Pharmaceuticals - 9.3%
Johnson & Johnson	159,400	16,104,182
Sanofi SA sponsored ADR	185,400	9,333,036
Teva Pharmaceutical Industries Ltd. sponsored ADR	337,300	19,964,788
		45,402,006

TOTAL HEALTH CARE		77,912,070

INDUSTRIALS - 4.5%
Aerospace & Defense - 1.0%
United Technologies Corp.	50,600	4,979,546
Machinery - 2.1%
Deere & Co. (b)	130,700	10,194,600
Professional Services - 1.4%
Dun & Bradstreet Corp.	57,000	6,490,590

TOTAL INDUSTRIALS		21,664,736

INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 3.6%
Cisco Systems, Inc.	322,585	9,306,577
Harris Corp.	101,200	8,007,956
		17,314,533
Internet Software & Services - 3.0%
Alphabet, Inc. Class A (a)	19,600	14,452,844
IT Services - 2.4%
IBM Corp.	34,100	4,776,728
The Western Union Co.	351,800	6,772,150
		11,548,878
Software - 3.1%
Oracle Corp.	385,200	14,961,168
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	56,900	6,799,550
EMC Corp.	511,800	13,419,396
Samsung Electronics Co. Ltd.	10,882	13,076,280
		33,295,226

TOTAL INFORMATION TECHNOLOGY		91,572,649

MATERIALS - 3.2%
Chemicals - 3.2%
CF Industries Holdings, Inc.	169,500	8,605,515
LyondellBasell Industries NV Class A	77,400	7,191,234
		15,796,749
UTILITIES - 1.9%
Electric Utilities - 1.9%
Exelon Corp.	327,500	9,143,800
TOTAL COMMON STOCKS
(Cost $445,490,062)		449,740,782
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.06% 12/17/15
(Cost $99,993)	100,000	99,997
	Shares	Value

Money Market Funds - 9.4%
Fidelity Cash Central Fund, 0.18% (c)	34,427,302	$34,427,302
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	11,149,950	11,149,950
TOTAL MONEY MARKET FUNDS
(Cost $45,577,252)		45,577,252
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $491,167,307)		495,418,031
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(10,326,911)
NET ASSETS - 100%		$485,091,120

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,244
Fidelity Securities Lending Cash Central Fund	6,066
Total	$22,310

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$48,328,044	$48,328,044	$--	$--
Consumer Staples	18,096,274	15,651,596	2,435,894	8,784
Energy	37,672,197	37,672,197	--	--
Financials	129,554,263	119,919,966	9,634,297	--
Health Care	77,912,070	77,912,070	--	--
Industrials	21,664,736	21,664,736	--	--
Information Technology	91,572,649	91,572,649	--	--
Materials	15,796,749	15,796,749	--	--
Utilities	9,143,800	9,143,800	--	--
U.S. Government and Government Agency Obligations	99,997	--	99,997	--
Money Market Funds	45,577,252	45,577,252	--	--
Total Investments in Securities:	$495,418,031	$483,239,059	$12,170,188	$8,784

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $494,614,152. Net unrealized appreciation aggregated $803,879, of which $28,255,924 related to appreciated investment securities and $27,452,045 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Dividend Growth Fund

October 31, 2015

1.809095.112
DGF-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.8%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	734,850	$27,381
Hotels, Restaurants & Leisure - 1.3%
Las Vegas Sands Corp.	687,700	34,048
Wyndham Worldwide Corp.	896,491	72,930
		106,978
Leisure Products - 0.3%
Vista Outdoor, Inc. (a)	438,400	19,605
Media - 2.1%
Altice NV Class A (a)	1,519,500	26,317
Comcast Corp. Class A	2,215,396	138,728
		165,045
Multiline Retail - 2.2%
Dillard's, Inc. Class A (b)	648,000	57,983
Target Corp.	1,527,700	117,908
		175,891
Specialty Retail - 2.1%
AutoZone, Inc. (a)	91,700	71,930
Foot Locker, Inc. (b)	1,229,479	83,297
Staples, Inc.	884,700	11,492
		166,719
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp.	583,100	39,371

TOTAL CONSUMER DISCRETIONARY		700,990

CONSUMER STAPLES - 12.9%
Beverages - 4.3%
C&C Group PLC	1	0
Constellation Brands, Inc. Class A (sub. vtg.)	438,200	59,069
Dr. Pepper Snapple Group, Inc.	482,108	43,086
PepsiCo, Inc.	1,173,100	119,879
The Coca-Cola Co.	2,936,038	124,341
		346,375
Food & Staples Retailing - 4.0%
CVS Health Corp.	1,676,300	165,585
Kroger Co.	933,418	35,283
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	537,001	25,260
Walgreens Boots Alliance, Inc.	1,143,636	96,843
		322,971
Food Products - 0.6%
Greencore Group PLC	6,474,677	30,144
Hilton Food Group PLC	1,939,205	13,901
		44,045
Household Products - 2.0%
Energizer Holdings, Inc.	306,500	13,127
Procter & Gamble Co.	1,912,600	146,084
		159,211
Personal Products - 0.2%
Edgewell Personal Care Co. (a)	178,800	15,146
Tobacco - 1.8%
British American Tobacco PLC (United Kingdom)	673,503	40,013
Imperial Tobacco Group PLC	827,754	44,650
Reynolds American, Inc.	1,181,800	57,105
		141,768

TOTAL CONSUMER STAPLES		1,029,516

ENERGY - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Chevron Corp.	1,722,700	156,559
Emerald Oil, Inc. warrants 2/4/16 (a)	8,559	0
Exxon Mobil Corp.	2,214,097	183,194
Imperial Oil Ltd.	1,314,300	43,733
Kinder Morgan, Inc.	1,544,600	42,245
Northern Oil & Gas, Inc. (a)	1,037,290	5,228
PrairieSky Royalty Ltd. (b)	971,100	19,109
Suncor Energy, Inc.	1,803,700	53,672
		503,740
FINANCIALS - 15.8%
Banks - 11.4%
Bank of America Corp.	8,479,217	142,281
Citigroup, Inc.	2,158,161	114,749
JPMorgan Chase & Co.	3,626,835	233,024
PacWest Bancorp	1,236,200	55,678
SunTrust Banks, Inc.	1,400,000	58,128
U.S. Bancorp	2,678,069	112,961
Wells Fargo & Co.	3,613,193	195,618
		912,439
Capital Markets - 0.9%
Diamond Hill Investment Group, Inc.	47,038	9,410
Franklin Resources, Inc.	569,500	23,213
The Blackstone Group LP	1,158,384	38,296
		70,919
Consumer Finance - 0.6%
American Express Co.	631,200	46,242
Imperial Holdings, Inc. warrants 4/11/19	48,012	21
		46,263
Diversified Financial Services - 1.1%
McGraw Hill Financial, Inc.	965,827	89,474
MSCI, Inc. Class A	24,000	1,608
		91,082
Insurance - 1.1%
ACE Ltd.	398,100	45,200
MetLife, Inc.	884,100	44,541
		89,741
Real Estate Investment Trusts - 0.7%
American Tower Corp.	519,100	53,068

TOTAL FINANCIALS		1,263,512

HEALTH CARE - 13.4%
Biotechnology - 2.4%
AbbVie, Inc.	1,789,100	106,541
Amgen, Inc.	535,810	84,754
		191,295
Health Care Equipment & Supplies - 2.5%
Medtronic PLC	1,949,803	144,129
The Cooper Companies, Inc.	358,484	54,619
		198,748
Health Care Providers & Services - 0.9%
McKesson Corp.	396,058	70,815
Health Care Technology - 0.2%
CompuGroup Medical AG	552,022	16,268
Pharmaceuticals - 7.4%
Allergan PLC (a)	246,300	75,976
Astellas Pharma, Inc.	2,833,000	41,120
Johnson & Johnson	2,014,943	203,570
Sanofi SA sponsored ADR	1,269,900	63,927
Shire PLC	1,197,800	90,710
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,974,300	116,859
		592,162

TOTAL HEALTH CARE		1,069,288

INDUSTRIALS - 9.7%
Aerospace & Defense - 2.9%
BWX Technologies, Inc.	2,487,600	70,399
General Dynamics Corp.	221,200	32,866
The Boeing Co.	872,900	129,250
		232,515
Commercial Services & Supplies - 0.1%
Deluxe Corp.	176,900	10,534
Construction & Engineering - 0.1%
Astaldi SpA (b)	658,500	5,301
Electrical Equipment - 0.2%
EnerSys	176,900	10,789
Industrial Conglomerates - 5.5%
Danaher Corp.	986,292	92,031
General Electric Co.	8,575,500	248,003
Roper Industries, Inc.	538,544	100,358
		440,392
Machinery - 0.7%
Deere & Co. (b)	725,300	56,573
Professional Services - 0.2%
CEB, Inc.	206,100	15,408

TOTAL INDUSTRIALS		771,512

INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 3.5%
Cisco Systems, Inc.	5,045,186	145,554
QUALCOMM, Inc.	2,238,183	132,993
		278,547
Electronic Equipment & Components - 0.6%
TE Connectivity Ltd.	819,494	52,808
Internet Software & Services - 3.0%
Alphabet, Inc. Class C	333,206	236,846
IT Services - 4.0%
ASAC II LP (a)(c)	2,514,134	59,801
Fidelity National Information Services, Inc.	1,360,250	99,189
IBM Corp.	594,300	83,250
Leidos Holdings, Inc.	421,100	22,137
Total System Services, Inc.	1,059,500	55,571
		319,948
Semiconductors & Semiconductor Equipment - 0.5%
Altera Corp.	203,900	10,715
Broadcom Corp. Class A	625,100	32,130
		42,845
Software - 5.4%
Activision Blizzard, Inc.	1,709,717	59,430
Micro Focus International PLC	1,907,363	36,931
Microsoft Corp.	4,362,216	229,627
Oracle Corp.	2,761,360	107,251
		433,239
Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	3,236,218	386,731
EMC Corp.	4,667,000	122,369
HP, Inc.	3,232,100	87,137
Western Digital Corp.	369,400	24,683
		620,920

TOTAL INFORMATION TECHNOLOGY		1,985,153

MATERIALS - 3.3%
Chemicals - 3.0%
CF Industries Holdings, Inc.	1,266,900	64,321
E.I. du Pont de Nemours & Co.	884,700	56,090
LyondellBasell Industries NV Class A	713,600	66,301
Potash Corp. of Saskatchewan, Inc.	1,412,000	28,594
PPG Industries, Inc.	223,600	23,313
		238,619
Containers & Packaging - 0.3%
Ball Corp.	360,100	24,667

TOTAL MATERIALS		263,286

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	3,290,900	110,278
TOTAL COMMON STOCKS
(Cost $6,483,864)		7,697,275
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $7,356)	7,356	6,658
	Shares	Value (000s)

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 0.18% (d)	277,673,347	277,673
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(e)	81,544,450	81,544
TOTAL MONEY MARKET FUNDS
(Cost $359,217)		359,217
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $6,850,437)		8,063,150
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(76,034)
NET ASSETS - 100%		$7,987,116

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,801,000 or 0.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$25,141

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$89
Fidelity Securities Lending Cash Central Fund	108
Total	$197

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$700,990	$700,990	$--	$--
Consumer Staples	1,029,516	989,503	40,013	--
Energy	503,740	503,740	--	--
Financials	1,263,512	1,263,491	21	--
Health Care	1,069,288	937,458	131,830	--
Industrials	771,512	771,512	--	--
Information Technology	1,985,153	1,925,352	--	59,801
Materials	263,286	263,286	--	--
Telecommunication Services	110,278	110,278	--	--
Corporate Bonds	6,658	--	6,658	--
Money Market Funds	359,217	359,217	--	--
Total Investments in Securities:	$8,063,150	$7,824,827	$178,522	$59,801

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $6,860,001,000. Net unrealized appreciation aggregated $1,203,149,000, of which $1,527,440,000 related to appreciated investment securities and $324,291,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth & Income Portfolio

October 31, 2015

1.809089.112
GAI-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
		Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Automobiles - 0.1%
Harley-Davidson, Inc.		125,700	$6,216
Diversified Consumer Services - 0.2%
H&R Block, Inc.		328,798	12,251
Hotels, Restaurants & Leisure - 0.9%
Dunkin' Brands Group, Inc.		118,700	4,915
Las Vegas Sands Corp.		398,000	19,705
Yum! Brands, Inc.		519,944	36,869
			61,489
Household Durables - 0.3%
Tupperware Brands Corp.		262,800	15,471
Leisure Products - 0.2%
Mattel, Inc.		451,800	11,105
Media - 4.7%
Comcast Corp. Class A		2,073,100	129,818
Scripps Networks Interactive, Inc. Class A		573,689	34,467
Sinclair Broadcast Group, Inc. Class A (a)		779,061	23,380
Time Warner, Inc.		1,094,617	82,468
Viacom, Inc. Class B (non-vtg.)		872,600	43,028
			313,161
Multiline Retail - 2.0%
Dillard's, Inc. Class A		37,800	3,382
Target Corp.		1,693,375	130,695
			134,077
Specialty Retail - 1.1%
Lowe's Companies, Inc.		991,679	73,216

TOTAL CONSUMER DISCRETIONARY			626,986

CONSUMER STAPLES - 7.9%
Beverages - 2.8%
Diageo PLC		1,269,786	36,608
Molson Coors Brewing Co. Class B		106,300	9,365
PepsiCo, Inc.		372,114	38,026
The Coca-Cola Co.		2,409,003	102,021
			186,020
Food & Staples Retailing - 0.9%
CVS Health Corp.		394,104	38,930
Wal-Mart Stores, Inc.		17,000	973
Walgreens Boots Alliance, Inc.		270,384	22,896
			62,799
Food Products - 0.1%
Mead Johnson Nutrition Co. Class A		97,600	8,003
Household Products - 2.1%
Procter & Gamble Co.		1,829,015	139,700
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A		40,700	3,275
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR		374,323	44,208
Imperial Tobacco Group PLC		203,646	10,985
Philip Morris International, Inc.		806,071	71,257
			126,450

TOTAL CONSUMER STAPLES			526,247

ENERGY - 9.6%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.		70,900	3,735
Ensco PLC Class A		1,460,823	24,293
Helmerich & Payne, Inc.		52,700	2,965
National Oilwell Varco, Inc.		252,600	9,508
Oceaneering International, Inc.		654,000	27,481
Schlumberger Ltd.		322,532	25,209
			93,191
Oil, Gas & Consumable Fuels - 8.2%
Apache Corp.		1,057,368	49,834
Cenovus Energy, Inc.		427,300	6,366
Chevron Corp.		1,574,196	143,063
ConocoPhillips Co.		717,500	38,279
EQT Midstream Partners LP		141,002	10,440
Foresight Energy LP		338,362	2,000
Golar LNG Ltd.		559,200	16,222
Imperial Oil Ltd.		1,406,800	46,811
Kinder Morgan, Inc.		1,044,600	28,570
Legacy Reserves LP		1,045,168	4,170
Markwest Energy Partners LP		537,554	23,480
PrairieSky Royalty Ltd. (a)		548,700	10,797
Suncor Energy, Inc.		3,471,650	103,305
The Williams Companies, Inc.		859,572	33,902
Williams Partners LP		769,985	26,025
			543,264

TOTAL ENERGY			636,455

FINANCIALS - 21.8%
Banks - 14.9%
Bank of America Corp.		10,910,656	183,081
Citigroup, Inc.		3,325,530	176,818
Comerica, Inc.		446,900	19,395
Commerce Bancshares, Inc.		202,300	9,215
Fifth Third Bancorp		787,500	15,002
JPMorgan Chase & Co.		4,336,392	278,621
Lloyds Banking Group PLC		2,841,700	3,225
M&T Bank Corp.		227,000	27,206
PNC Financial Services Group, Inc.		401,354	36,226
Regions Financial Corp.		3,332,500	31,159
Standard Chartered PLC (United Kingdom)		1,593,346	17,720
SunTrust Banks, Inc.		1,647,666	68,411
U.S. Bancorp		1,778,373	75,012
UMB Financial Corp.		155,900	7,652
Wells Fargo & Co.		645,141	34,928
			983,671
Capital Markets - 5.0%
Charles Schwab Corp.		1,320,943	40,315
Franklin Resources, Inc.		85,000	3,465
Invesco Ltd.		93,000	3,085
KKR & Co. LP		2,063,843	35,395
Morgan Stanley		1,565,197	51,605
Northern Trust Corp.		718,764	50,594
Oaktree Capital Group LLC Class A		258,700	12,899
PJT Partners, Inc. (b)		954	21
State Street Corp.		1,464,327	101,039
T. Rowe Price Group, Inc.		13,800	1,044
The Blackstone Group LP		543,000	17,952
TPG Specialty Lending, Inc.		647,610	11,009
			328,423
Insurance - 1.3%
ACE Ltd.		46,000	5,223
Marsh & McLennan Companies, Inc.		268,746	14,980
MetLife, Inc.		937,540	47,233
Principal Financial Group, Inc.		432,200	21,679
			89,115
Real Estate Investment Trusts - 0.4%
American Tower Corp.		91,800	9,385
Crown Castle International Corp.		43,300	3,700
First Potomac Realty Trust		183,418	2,162
Sabra Health Care REIT, Inc.		223,000	5,058
Ventas, Inc.		85,600	4,598
			24,903
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.		1,051,368	15,213

TOTAL FINANCIALS			1,441,325

HEALTH CARE - 10.9%
Biotechnology - 1.8%
AbbVie, Inc.		434,700	25,886
Amgen, Inc.		309,903	49,020
Biogen, Inc. (b)		127,500	37,040
Intercept Pharmaceuticals, Inc. (b)		38,926	6,119
			118,065
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories		667,604	29,909
Ansell Ltd.		266,311	3,790
Medtronic PLC		769,630	56,891
St. Jude Medical, Inc.		142,600	9,099
Zimmer Biomet Holdings, Inc.		293,710	30,713
			130,402
Health Care Providers & Services - 1.5%
Cardinal Health, Inc.		114,400	9,404
Express Scripts Holding Co. (b)		206,500	17,837
McKesson Corp.		297,787	53,244
Patterson Companies, Inc.		332,370	15,754
			96,239
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.		397,600	15,013
Pharmaceuticals - 5.4%
Astellas Pharma, Inc.		547,000	7,939
Bristol-Myers Squibb Co.		167,400	11,040
GlaxoSmithKline PLC sponsored ADR		2,162,922	93,135
Johnson & Johnson		1,323,169	133,680
Novartis AG sponsored ADR		6,544	592
Shire PLC sponsored ADR		82,900	18,822
Teva Pharmaceutical Industries Ltd. sponsored ADR		1,481,420	87,685
Theravance, Inc. (a)		837,500	7,353
			360,246

TOTAL HEALTH CARE			719,965

INDUSTRIALS - 12.9%
Aerospace & Defense - 2.1%
Meggitt PLC		584,268	3,185
Rolls-Royce Group PLC		350,400	3,705
The Boeing Co.		625,889	92,675
United Technologies Corp.		435,782	42,885
			142,450
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.		54,500	3,781
PostNL NV (b)		4,575,900	18,900
United Parcel Service, Inc. Class B		925,004	95,294
			117,975
Airlines - 0.2%
Copa Holdings SA Class A		265,854	13,431
Building Products - 0.2%
Lennox International, Inc.		91,900	12,205
Commercial Services & Supplies - 0.7%
ADT Corp. (a)		894,410	29,551
KAR Auction Services, Inc.		434,300	16,677
			46,228
Electrical Equipment - 0.9%
Eaton Corp. PLC		240,700	13,458
Emerson Electric Co.		567,900	26,822
Hubbell, Inc. Class B		225,639	21,853
			62,133
Industrial Conglomerates - 3.7%
General Electric Co.		8,406,680	243,121
Machinery - 0.7%
Deere & Co.		207,900	16,216
Donaldson Co., Inc.		298,200	9,006
IMI PLC		276,500	4,062
Joy Global, Inc. (a)		49,300	847
Pentair PLC		91,800	5,133
Valmont Industries, Inc.		39,600	4,294
Xylem, Inc.		224,700	8,181
			47,739
Professional Services - 0.1%
Acacia Research Corp.		154,698	1,030
Nielsen Holdings PLC		89,300	4,243
			5,273
Road & Rail - 2.1%
CSX Corp.		1,897,220	51,206
J.B. Hunt Transport Services, Inc.		556,340	42,488
Kansas City Southern		207,600	17,181
Norfolk Southern Corp.		233,199	18,663
Union Pacific Corp.		90,100	8,050
			137,588
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc. (a)		13,300	2,793
Watsco, Inc.		201,092	24,740
			27,533

TOTAL INDUSTRIALS			855,676

INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 3.3%
Cisco Systems, Inc.		3,425,352	98,821
QUALCOMM, Inc.		2,010,446	119,461
			218,282
Internet Software & Services - 3.2%
Alphabet, Inc.:
Class A (b)		144,007	106,189
Class C		123,546	87,818
Yahoo!, Inc. (b)		490,495	17,471
			211,478
IT Services - 5.6%
First Data Corp.		1,631,010	23,252
First Data Corp. Class A		192,600	3,051
IBM Corp.		508,604	71,245
MasterCard, Inc. Class A		714,500	70,728
Paychex, Inc.		1,552,552	80,081
The Western Union Co.		782,980	15,072
Unisys Corp. (b)		917,300	12,292
Visa, Inc. Class A		1,206,484	93,599
			369,320
Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc.		141,800	8,525
Broadcom Corp. Class A		234,282	12,042
Marvell Technology Group Ltd.		962,300	7,900
Maxim Integrated Products, Inc.		433,900	17,781
			46,248
Software - 3.9%
Microsoft Corp.		3,975,299	209,260
Oracle Corp.		1,206,253	46,851
			256,111
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.		1,910,794	228,340
EMC Corp.		2,597,500	68,106
HP, Inc.		250,900	6,764
Western Digital Corp.		168,500	11,259
			314,469

TOTAL INFORMATION TECHNOLOGY			1,415,908

MATERIALS - 3.2%
Chemicals - 2.8%
Airgas, Inc.		298,906	28,743
E.I. du Pont de Nemours & Co.		321,846	20,405
LyondellBasell Industries NV Class A		157,800	14,661
Monsanto Co.		761,715	71,007
Potash Corp. of Saskatchewan, Inc.		988,700	20,022
Syngenta AG (Switzerland)		86,827	29,171
Tronox Ltd. Class A		330,000	2,049
			186,058
Containers & Packaging - 0.3%
Packaging Corp. of America		91,700	6,277
WestRock Co.		188,400	10,128
			16,405
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.		756,800	8,908
Paper & Forest Products - 0.0%
International Paper Co.		42,700	1,823

TOTAL MATERIALS			213,194

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.		1,465,074	68,683
UTILITIES - 0.4%
Electric Utilities - 0.4%
Exelon Corp.		816,600	22,799
PPL Corp.		102,800	3,536
			26,335
TOTAL COMMON STOCKS
(Cost $5,886,656)			6,530,774

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (b)(c)		68,794	34
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.9%
Alere, Inc. 3.00%		180,243	57,678

TOTAL CONVERTIBLE PREFERRED STOCKS			57,712

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC		32,482,080	50
TOTAL PREFERRED STOCKS
(Cost $45,997)			57,762
		Principal Amount (000s)(d)	Value (000s)

Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Tesla Motors, Inc. 1.25% 3/1/21		3,470	3,032
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
5% 10/15/18 (c)		3,094	2,612
9.5% 4/15/19 (e)		5,075	5,021
Peabody Energy Corp. 4.75% 12/15/41		7,660	651
			8,284
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19		10,230	9,066
TOTAL CONVERTIBLE BONDS
(Cost $26,145)			20,382

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (Cost $4,623)(e)(f)	EUR	3,010	3,578
		Shares	Value (000s)

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 0.18% (g)		412,082	412
Fidelity Securities Lending Cash Central Fund, 0.19% (g)(h)		28,023,096	28,023
TOTAL MONEY MARKET FUNDS
(Cost $28,435)			28,435
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $5,991,856)			6,640,931
NET OTHER ASSETS (LIABILITIES) - (0.3)%			(20,439)
NET ASSETS - 100%			$6,620,492

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,646,000 or 0.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,599,000 or 0.1% of net assets.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18	10/16/13 - 10/15/15	$3,094
NJOY, Inc. Series D	2/14/14	$1,164

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1
Fidelity Securities Lending Cash Central Fund	133
Total	$134

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$627,020	$626,986	$--	$34
Consumer Staples	526,247	489,639	36,608	--
Energy	636,455	636,455	--	--
Financials	1,441,325	1,438,100	3,225	--
Health Care	777,643	765,914	11,729	--
Industrials	855,726	852,021	3,705	--
Information Technology	1,415,908	1,392,656	23,252	--
Materials	213,194	184,023	29,171	--
Telecommunication Services	68,683	68,683	--	--
Utilities	26,335	26,335	--	--
Corporate Bonds	20,382	--	20,382	--
Preferred Securities	3,578	--	3,578	--
Money Market Funds	28,435	28,435	--	--
Total Investments in Securities:	$6,640,931	$6,509,247	$131,650	$34

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $6,008,253,000. Net unrealized appreciation aggregated $632,678,000, of which $1,109,686,000 related to appreciated investment securities and $477,008,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Leveraged Company Stock Fund

October 31, 2015

1.809078.112
LSF-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 25.5%
Auto Components - 1.9%
Delphi Automotive PLC	490,700	$40,821
Tenneco, Inc. (a)	674,800	38,187
		79,008
Automobiles - 5.2%
Ford Motor Co.	6,012,933	89,052
General Motors Co.	3,133,537	109,392
General Motors Co.:
warrants 7/10/16 (a)	482,521	12,160
warrants 7/10/19 (a)	482,521	8,241
		218,845
Diversified Consumer Services - 6.1%
Service Corp. International	9,049,727	255,745
Hotels, Restaurants & Leisure - 0.9%
ARAMARK Holdings Corp.	987,744	29,978
Penn National Gaming, Inc. (a)	360,340	6,436
Station Holdco LLC unit (a)(b)(c)	146,846	98
		36,512
Household Durables - 2.9%
Hovnanian Enterprises, Inc. Class A (a)(d)	1,419,000	2,923
Lennar Corp. Class A	677,100	33,902
Newell Rubbermaid, Inc.	2,037,747	86,462
		123,287
Media - 7.0%
AMC Networks, Inc. Class A (a)	446,400	32,984
Cinemark Holdings, Inc.	2,241,745	79,447
Comcast Corp. Class A	1,672,234	104,715
Gray Television, Inc. (a)(e)	3,333,864	52,975
Nexstar Broadcasting Group, Inc. Class A	455,698	24,257
		294,378
Specialty Retail - 1.5%
GameStop Corp. Class A (d)	1,009,807	46,522
Sally Beauty Holdings, Inc. (a)	808,000	18,996
		65,518

TOTAL CONSUMER DISCRETIONARY		1,073,293

CONSUMER STAPLES - 1.6%
Food Products - 1.2%
ConAgra Foods, Inc.	541,700	21,966
Darling International, Inc. (a)	2,698,383	27,308
		49,274
Personal Products - 0.4%
Revlon, Inc. (a)	553,261	17,356

TOTAL CONSUMER STAPLES		66,630

ENERGY - 6.6%
Energy Equipment & Services - 1.7%
Ensco PLC Class A	110,000	1,829
Halliburton Co.	1,126,593	43,239
Oil States International, Inc. (a)	270,466	8,117
SAExploration Holdings, Inc. (a)(e)	1,257,304	3,357
Schlumberger Ltd.	109,400	8,551
Transocean Ltd. (United States) (d)	381,900	6,045
		71,138
Oil, Gas & Consumable Fuels - 4.9%
Continental Resources, Inc. (a)(d)	807,474	27,381
Hess Corp.	825,110	46,379
QEP Resources, Inc.	901,000	13,929
Range Resources Corp. (d)	247,200	7,525
Valero Energy Corp.	1,056,166	69,622
Western Refining, Inc.	451,814	18,804
Whiting Petroleum Corp. (a)	1,439,895	24,809
		208,449

TOTAL ENERGY		279,587

FINANCIALS - 11.5%
Banks - 8.4%
Bank of America Corp.	7,243,199	121,541
Barclays PLC sponsored ADR (d)	2,083,121	29,643
CIT Group, Inc.	229,310	9,860
Citigroup, Inc.	1,169,047	62,158
Huntington Bancshares, Inc.	4,806,680	52,729
Regions Financial Corp.	4,516,080	42,225
SunTrust Banks, Inc.	895,500	37,181
		355,337
Capital Markets - 0.1%
Motors Liquidation Co. GUC Trust (a)	123,112	1,994
Consumer Finance - 0.9%
American Express Co.	542,948	39,776
Insurance - 0.6%
Lincoln National Corp.	435,700	23,314
Real Estate Investment Trusts - 1.0%
Gaming & Leisure Properties	430,875	12,569
Host Hotels & Resorts, Inc.	1,016,122	17,609
Sabra Health Care REIT, Inc.	547,507	12,417
		42,595
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	463,840	18,136
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	441,300	4,148

TOTAL FINANCIALS		485,300

HEALTH CARE - 13.1%
Health Care Equipment & Supplies - 3.7%
Boston Scientific Corp. (a)	8,457,056	154,595
Health Care Providers & Services - 5.8%
Community Health Systems, Inc. (a)	1,213,027	34,013
DaVita HealthCare Partners, Inc. (a)	532,952	41,309
HCA Holdings, Inc. (a)	1,051,079	72,304
Tenet Healthcare Corp. (a)	1,790,044	56,154
Universal Health Services, Inc. Class B	334,505	40,840
		244,620
Life Sciences Tools & Services - 0.5%
PRA Health Sciences, Inc. (d)	651,400	22,825
Pharmaceuticals - 3.1%
Johnson & Johnson	153,000	15,458
Merck & Co., Inc.	1,390,800	76,021
Sanofi SA sponsored ADR	819,934	41,275
		132,754

TOTAL HEALTH CARE		554,794

INDUSTRIALS - 11.8%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	426,776	44,077
Huntington Ingalls Industries, Inc.	210,260	25,219
Textron, Inc.	602,700	25,416
		94,712
Airlines - 4.6%
American Airlines Group, Inc.	860,580	39,776
Delta Air Lines, Inc.	2,531,601	128,707
Southwest Airlines Co.	571,283	26,445
		194,928
Building Products - 0.7%
Allegion PLC	246,500	16,064
Armstrong World Industries, Inc. (a)	273,500	13,571
		29,635
Commercial Services & Supplies - 0.9%
Civeo Corp.	540,932	1,006
Deluxe Corp.	431,413	25,691
Tyco International Ltd.	328,233	11,961
		38,658
Electrical Equipment - 0.6%
Emerson Electric Co.	163,500	7,722
Generac Holdings, Inc. (a)(d)	490,557	15,482
		23,204
Industrial Conglomerates - 0.8%
General Electric Co.	1,103,883	31,924
Machinery - 1.0%
Ingersoll-Rand PLC	648,800	38,448
Pentair PLC	78,757	4,404
		42,852
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)	565,366	1,357
Genco Shipping & Trading Ltd. (a)	8,314	20
Navios Maritime Holdings, Inc. (d)	2,162,794	4,563
		5,940
Road & Rail - 0.6%
Hertz Global Holdings, Inc. (a)	1,200,900	23,418
Trading Companies & Distributors - 0.3%
United Rentals, Inc. (a)	147,000	11,004

TOTAL INDUSTRIALS		496,275

INFORMATION TECHNOLOGY - 8.9%
Electronic Equipment & Components - 1.8%
Avnet, Inc.	594,313	27,000
Belden, Inc.	510,764	32,704
Corning, Inc.	726,800	13,518
TTM Technologies, Inc. (a)	381,564	2,785
		76,007
Internet Software & Services - 0.4%
VeriSign, Inc. (a)(d)	194,300	15,661
IT Services - 0.2%
Everi Holdings, Inc. (a)	1,851,000	8,663
Semiconductors & Semiconductor Equipment - 3.7%
Freescale Semiconductor, Inc. (a)	1,033,800	34,622
Intersil Corp. Class A	1,460,387	19,788
Micron Technology, Inc. (a)	2,079,945	34,444
NXP Semiconductors NV (a)	576,864	45,197
ON Semiconductor Corp. (a)	2,134,568	23,480
		157,531
Software - 2.1%
Citrix Systems, Inc. (a)	230,899	18,957
Microsoft Corp.	1,324,668	69,731
		88,688
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	1,117,931	29,737

TOTAL INFORMATION TECHNOLOGY		376,287

MATERIALS - 14.9%
Chemicals - 10.4%
H.B. Fuller Co.	461,829	17,545
LyondellBasell Industries NV Class A	4,259,355	395,740
OMNOVA Solutions, Inc. (a)(e)	3,114,962	22,365
Phosphate Holdings, Inc. (a)	307,500	9
		435,659
Containers & Packaging - 3.4%
Sealed Air Corp.	483,434	23,746
WestRock Co.	2,237,228	120,273
		144,019
Metals & Mining - 0.0%
Ormet Corp. (a)(e)	330,000	2
Ormet Corp. (a)(e)	1,075,000	8
TimkenSteel Corp. (d)	114,367	1,217
		1,227
Paper & Forest Products - 1.1%
Louisiana-Pacific Corp. (a)	1,563,090	27,604
Neenah Paper, Inc.	266,200	17,945
		45,549

TOTAL MATERIALS		626,454

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Frontier Communications Corp. (d)	5,528,256	28,415
Intelsat SA (a)(d)	1,144,700	7,578
Level 3 Communications, Inc. (a)	514,400	26,209
		62,202
UTILITIES - 1.1%
Electric Utilities - 0.3%
FirstEnergy Corp.	421,304	13,145
Independent Power and Renewable Electricity Producers - 0.8%
Calpine Corp. (a)	2,167,700	33,621

TOTAL UTILITIES		46,766

TOTAL COMMON STOCKS
(Cost $2,512,562)		4,067,588

Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
GMAC Capital Trust I Series 2, 8.125%
(Cost $10,975)	439,013	11,340
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.2%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Gulfmark Offshore, Inc. 6.375% 3/15/22	5,786	3,573
SAExploration Holdings, Inc. 10% 7/15/19	9,032	5,600
		9,173
TOTAL NONCONVERTIBLE BONDS
(Cost $11,578)		9,173
	Shares	Value (000s)

Money Market Funds - 7.0%
Fidelity Cash Central Fund, 0.18% (f)	156,239,515	156,240
Fidelity Securities Lending Cash Central Fund, 0.19% (f)(g)	137,772,607	137,773
TOTAL MONEY MARKET FUNDS
(Cost $294,013)		294,013
TOTAL INVESTMENT PORTFOLIO - 104.0%
(Cost $2,829,128)		4,382,114
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(167,247)
NET ASSETS - 100%		$4,214,867

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $98,000 or 0.0% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated company

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$5,990

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$42
Fidelity Securities Lending Cash Central Fund	443
Total	$485

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$63,611	$--	$4,935	$--	$52,975
OMNOVA Solutions, Inc.	20,154	--	--	--	22,365
Ormet Corp.	1	--	--	--	2
Ormet Corp.	4	--	--	--	8
SAExploration Holdings, Inc.	--	--	--	--	3,357
Total	$83,770	$--	$4,935	$--	$78,707

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,073,293	$1,073,195	$--	$98
Consumer Staples	66,630	66,630	--	--
Energy	279,587	279,587	--	--
Financials	496,640	496,640	--	--
Health Care	554,794	554,794	--	--
Industrials	496,275	496,275	--	--
Information Technology	376,287	376,287	--	--
Materials	626,454	626,444	--	10
Telecommunication Services	62,202	62,202	--	--
Utilities	46,766	46,766	--	--
Corporate Bonds	9,173	--	9,173	--
Money Market Funds	294,013	294,013	--	--
Total Investments in Securities:	$4,382,114	$4,372,833	$9,173	$108

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $2,828,952,000. Net unrealized appreciation aggregated $1,553,162,000, of which $1,798,647,000 related to appreciated investment securities and $245,485,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® OTC Portfolio

October 31, 2015

1.809071.112
OTC-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.5%
Automobiles - 1.6%
Tesla Motors, Inc. (a)(b)	1,006,699	$208,316
Volkswagen AG sponsored ADR (b)	131,800	3,664
		211,980
Diversified Consumer Services - 0.2%
2U, Inc. (a)(b)	1,127,341	23,652
Hotels, Restaurants & Leisure - 1.8%
Buffalo Wild Wings, Inc. (a)	220,700	34,047
Intrawest Resorts Holdings, Inc. (a)	751,535	6,734
Panera Bread Co. Class A (a)	496,900	88,135
Starbucks Corp.	1,542,520	96,515
Vail Resorts, Inc.	88,400	10,093
Wingstop, Inc.	7,100	164
Wynn Resorts Ltd.	15	1
		235,689
Household Durables - 0.0%
GoPro, Inc. Class A (a)(b)	248,100	6,203
Internet & Catalog Retail - 6.5%
Amazon.com, Inc. (a)	763,098	477,623
ASOS PLC ADR (a)(b)	67,552	3,448
Etsy, Inc. (b)	1,933,875	21,079
Groupon, Inc. Class A (a)(b)(c)	63,640,881	236,108
JD.com, Inc. sponsored ADR (a)	147,700	4,079
Ocado Group PLC (a)(b)	245,400	1,425
Wayfair LLC Class A (b)	2,503,468	105,822
		849,584
Leisure Products - 0.0%
MCBC Holdings, Inc. (a)	139,300	1,835
Media - 0.9%
Charter Communications, Inc. Class A (a)(b)	313,100	59,783
Liberty Global PLC:
Class A (a)	483,600	21,530
LiLAC Class A (a)	24,180	934
Twenty-First Century Fox, Inc. Class A	1,333,000	40,910
		123,157
Specialty Retail - 0.4%
Ross Stores, Inc.	1,036,000	52,401
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	15	3
		52,404
Textiles, Apparel & Luxury Goods - 1.1%
lululemon athletica, Inc. (a)(b)	1,116,946	54,920
LVMH Moet Hennessy - Louis Vuitton SA ADR	1,308,700	48,684
Ralph Lauren Corp.	322,200	35,690
		139,294

TOTAL CONSUMER DISCRETIONARY		1,643,798

CONSUMER STAPLES - 6.2%
Beverages - 0.5%
Monster Beverage Corp. (a)	446,100	60,812
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	1,619,650	256,099
Sprouts Farmers Market LLC (a)	3,183,900	64,888
Walgreens Boots Alliance, Inc.	576,600	48,826
Whole Foods Market, Inc.	1,537,700	46,069
		415,882
Food Products - 2.6%
Blue Buffalo Pet Products, Inc. (a)	57,700	1,035
Danone SA sponsored ADR	3,273,724	45,472
Diamond Foods, Inc. (a)	95	4
Keurig Green Mountain, Inc.	2,800,717	142,136
Mondelez International, Inc.	3,292,600	151,986
		340,633

TOTAL CONSUMER STAPLES		817,327

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Oceaneering International, Inc.	322,400	13,547
Oil, Gas & Consumable Fuels - 0.4%
Anadarko Petroleum Corp.	31,300	2,093
Carrizo Oil & Gas, Inc. (a)	26,300	990
Diamondback Energy, Inc.	291,100	21,495
EOG Resources, Inc.	164,000	14,079
Noble Energy, Inc.	378,200	13,555
		52,212

TOTAL ENERGY		65,759

FINANCIALS - 4.3%
Banks - 3.0%
Bank of America Corp.	4,030,100	67,625
Citigroup, Inc.	1,281,600	68,143
Commerce Bancshares, Inc.	772,295	35,178
Fifth Third Bancorp	533,400	10,161
Huntington Bancshares, Inc.	1,844,600	20,235
JPMorgan Chase & Co.	839,000	53,906
Signature Bank (a)	270,100	40,223
UMB Financial Corp.	549,500	26,969
Wells Fargo & Co.	1,369,900	74,166
		396,606
Capital Markets - 0.3%
Carlyle Group LP	630,500	11,816
Northern Trust Corp.	320,900	22,588
		34,404
Consumer Finance - 1.0%
Capital One Financial Corp.	1,455,200	114,815
LendingClub Corp. (b)	1,467,700	20,812
		135,627
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (d)	29,911	984

TOTAL FINANCIALS		567,621

HEALTH CARE - 20.8%
Biotechnology - 15.8%
Acceleron Pharma, Inc. (a)	164,200	5,125
Adaptimmune Therapeutics PLC sponsored ADR (b)	594,600	6,338
Aduro Biotech, Inc. (b)	55,900	1,510
Aduro Biotech, Inc. (e)	1,938,567	52,361
Alexion Pharmaceuticals, Inc. (a)	1,153,889	203,084
Alkermes PLC (a)	964,936	69,398
Alnylam Pharmaceuticals, Inc. (a)	139,200	11,964
Amgen, Inc.	455,400	72,035
Anacor Pharmaceuticals, Inc. (a)	143,500	16,131
Array BioPharma, Inc. (a)(b)	6,768,400	34,654
Avalanche Biotechnologies, Inc. (a)	996,552	8,401
Bellicum Pharmaceuticals, Inc. (b)	983,400	12,302
BioCryst Pharmaceuticals, Inc. (a)	2,910,964	26,170
Biogen, Inc. (a)	339,300	98,570
BioMarin Pharmaceutical, Inc. (a)	744,256	87,108
bluebird bio, Inc. (a)	33,257	2,565
Blueprint Medicines Corp.	182,234	3,661
Celldex Therapeutics, Inc. (a)	1,283,885	15,484
Cellectis SA sponsored ADR	310,819	8,221
Chiasma, Inc. (a)	171,129	3,891
Chimerix, Inc. (a)	55,200	2,163
Cidara Therapeutics, Inc. (b)	40,300	549
Clovis Oncology, Inc. (a)	1,053,954	105,301
Coherus BioSciences, Inc. (b)	538,000	14,983
CytomX Therapeutics, Inc.	244,269	2,286
CytomX Therapeutics, Inc.	521,600	5,425
Dicerna Pharmaceuticals, Inc. (a)	318,629	3,193
Dyax Corp. (a)	1,021,100	28,111
Exelixis, Inc. (a)(b)	782,733	4,712
Foundation Medicine, Inc. (a)(b)	122,111	2,738
Galapagos Genomics NV sponsored ADR	786,600	37,757
Genocea Biosciences, Inc. (a)	852,070	4,081
Gilead Sciences, Inc.	2,602,199	281,376
Heron Therapeutics, Inc. (a)(b)	427,300	11,717
Intercept Pharmaceuticals, Inc. (a)	315,719	49,631
Ironwood Pharmaceuticals, Inc. Class A (a)	3,166,642	35,973
Isis Pharmaceuticals, Inc. (a)(b)	101,349	4,880
Juno Therapeutics, Inc. (b)	782,924	40,524
Karyopharm Therapeutics, Inc. (a)(b)	619,300	8,268
Lion Biotechnologies, Inc. (a)(b)(c)	3,012,600	19,492
Medivation, Inc. (a)	2,336,908	98,290
NantKwest, Inc. (a)(b)	53,100	632
Neurocrine Biosciences, Inc. (a)	984,200	48,314
Novavax, Inc. (a)(b)	11,061,900	74,668
Ophthotech Corp. (a)	883,500	44,113
Otonomy, Inc. (a)	217,345	4,703
OvaScience, Inc. (a)(b)	988,108	12,816
Portola Pharmaceuticals, Inc. (a)(c)	2,836,107	135,027
ProNai Therapeutics, Inc. (a)(b)	101,600	1,743
PTC Therapeutics, Inc. (a)(b)	40,166	999
Puma Biotechnology, Inc. (a)(b)	906,287	74,696
Sage Therapeutics, Inc. (a)	15,900	799
Seattle Genetics, Inc. (a)(b)	1,648,886	68,412
Spark Therapeutics, Inc. (b)	236,280	12,735
TESARO, Inc. (a)	465,800	21,180
Trevena, Inc. (a)(c)	3,354,221	32,268
Ultragenyx Pharmaceutical, Inc. (a)	386,641	38,413
uniQure B.V. (a)	304,700	5,402
Versartis, Inc. (a)	508,600	5,254
XOMA Corp. (a)(b)	1,989,413	2,427
		2,085,024
Health Care Equipment & Supplies - 0.5%
HeartWare International, Inc. (a)	22,300	963
IDEXX Laboratories, Inc. (a)(b)	407,204	27,942
Inogen, Inc. (a)	36,400	1,556
Novadaq Technologies, Inc. (a)	2,702,756	35,271
Wright Medical Group NV (a)	59,173	1,144
		66,876
Health Care Providers & Services - 0.2%
Accretive Health, Inc. (a)(b)(c)	7,198,902	14,758
Diplomat Pharmacy, Inc. (b)	594,400	16,709
Teladoc, Inc. (b)	31,700	624
		32,091
Health Care Technology - 3.0%
athenahealth, Inc. (a)(b)(c)	2,386,013	363,748
Castlight Health, Inc. Class B (a)	64,300	325
Veeva Systems, Inc. Class A (a)(b)	1,023,800	25,974
		390,047
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	151,300	21,678
Pharmaceuticals - 1.1%
Achaogen, Inc. (a)(b)	833,100	4,599
Flex Pharma, Inc.	473,196	5,361
GW Pharmaceuticals PLC ADR (a)	128,127	10,134
Intra-Cellular Therapies, Inc. (a)	308,000	14,738
Jazz Pharmaceuticals PLC (a)	134,700	18,492
Relypsa, Inc. (a)(b)	535,600	8,564
Shire PLC sponsored ADR	288,900	65,595
Tetraphase Pharmaceuticals, Inc. (a)	27,300	247
The Medicines Company (a)	300,300	10,282
Theravance, Inc.	79	1
		138,013

TOTAL HEALTH CARE		2,733,729

INDUSTRIALS - 3.8%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Class A (d)	110,610	9,844
Airlines - 1.4%
American Airlines Group, Inc.	3,952,500	182,685
Wheels Up Partners Holdings LLC Series B unit (d)	1,760,377	5,000
		187,685
Commercial Services & Supplies - 0.2%
Regus PLC	2,388,800	12,322
Stericycle, Inc. (a)	155,400	18,861
		31,183
Electrical Equipment - 1.1%
SolarCity Corp. (a)(b)	4,808,348	142,568
Professional Services - 0.4%
TriNet Group, Inc. (a)	1,468,600	27,874
WageWorks, Inc. (a)	492,000	23,626
		51,500
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	1,046,880	79,950

TOTAL INDUSTRIALS		502,730

INFORMATION TECHNOLOGY - 49.4%
Communications Equipment - 1.8%
Cisco Systems, Inc.	1,775,600	51,226
QUALCOMM, Inc.	3,168,553	188,275
		239,501
Electronic Equipment & Components - 0.1%
Littelfuse, Inc.	73,900	7,385
Internet Software & Services - 16.3%
58.com, Inc. ADR (a)	288,100	15,122
Alphabet, Inc.:
Class A (a)	714,827	527,106
Class C	675,669	480,272
Baidu.com, Inc. sponsored ADR (a)	204,100	38,263
Cornerstone OnDemand, Inc. (a)	629,682	19,835
Criteo SA sponsored ADR (a)(b)(c)	5,475,671	208,404
Cvent, Inc. (a)	170,200	5,380
Demandware, Inc. (a)	34,100	1,933
Dropbox, Inc. (a)(d)	331,524	4,578
Facebook, Inc. Class A (a)	4,196,338	427,901
GoDaddy, Inc. (a)	854,200	23,473
GrubHub, Inc. (a)(b)	49,200	1,180
JUST EAT Ltd. (a)	243,200	1,597
LinkedIn Corp. Class A (a)	644,600	155,265
Marketo, Inc. (a)	1,336,978	39,347
Opower, Inc. (a)	1,080,100	10,423
Rackspace Hosting, Inc. (a)	5,244,030	135,558
Shopify, Inc. Class A (b)	16,900	545
Twitter, Inc. (a)	1,194,700	34,001
Wix.com Ltd. (a)	772,092	17,079
Yahoo!, Inc. (a)	57,080	2,033
		2,149,295
IT Services - 0.0%
Cognizant Technology Solutions Corp. Class A (a)	20,200	1,376
Sabre Corp.	141,600	4,152
		5,528
Semiconductors & Semiconductor Equipment - 5.7%
Analog Devices, Inc.	481,100	28,924
Applied Micro Circuits Corp. (a)	450,050	2,916
Avago Technologies Ltd.	695,100	85,588
Broadcom Corp. Class A	52,300	2,688
Cirrus Logic, Inc. (a)	681,630	21,015
Intel Corp.	516,200	17,479
Marvell Technology Group Ltd.	5,179,700	42,525
Micron Technology, Inc. (a)	6,980,300	115,594
NVIDIA Corp.	12,365,261	350,802
NXP Semiconductors NV (a)	73,100	5,727
Qorvo, Inc. (a)	1,777,000	78,064
		751,322
Software - 14.0%
Activision Blizzard, Inc.	15,197,739	528,273
Electronic Arts, Inc. (a)	77,600	5,593
GameLoft SE (a)(c)	7,600,587	43,462
HubSpot, Inc.	699,012	36,265
Interactive Intelligence Group, Inc. (a)	218,487	7,066
Microsoft Corp.	7,740,039	407,436
NetSuite, Inc. (a)(b)	391,300	33,288
Paylocity Holding Corp. (a)	357,200	11,991
Rapid7, Inc. (a)(b)	21,300	438
Salesforce.com, Inc. (a)	2,180,220	169,425
ServiceNow, Inc. (a)	619,807	50,607
Synchronoss Technologies, Inc. (a)	1,171,607	41,217
Ubisoft Entertainment SA (a)(c)	10,524,882	315,672
Workday, Inc. Class A (a)	1,095,700	86,527
Xero Ltd. (a)(b)	650,187	7,040
Zendesk, Inc. (a)(c)	5,262,384	105,879
		1,850,179
Technology Hardware, Storage & Peripherals - 11.5%
Apple, Inc.	10,295,120	1,230,267
Nimble Storage, Inc. (a)(b)	2,196,708	49,646
Pure Storage, Inc.:
Class A	119,400	2,105
Class B	184,982	2,935
SanDisk Corp.	649,800	50,035
Seagate Technology LLC	1,284,100	48,873
Silicon Graphics International Corp. (a)	74	0
Western Digital Corp.	1,865,400	124,646
		1,508,507

TOTAL INFORMATION TECHNOLOGY		6,511,717

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc.	261,100	8,021
TOTAL COMMON STOCKS
(Cost $10,149,671)		12,850,702

Convertible Preferred Stocks - 2.4%
CONSUMER DISCRETIONARY - 0.3%
Diversified Consumer Services - 0.0%
Handy Technologies, Inc. Series C (d)	415,643	2,436
Household Durables - 0.2%
Roku, Inc.:
Series F, 8.00% (a)(d)	16,562,507	25,175
Series G, 8.00% (d)	3,185,945	4,843
		30,018
Internet & Catalog Retail - 0.1%
One Kings Lane, Inc. Series E (a)(d)	648,635	3,055
The Honest Co., Inc. Series D (d)	75,268	3,444
		6,499
Media - 0.0%
Turn, Inc. Series E (a)(d)	1,199,041	4,628

TOTAL CONSUMER DISCRETIONARY		43,581

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (d)	866,669	11,550
FINANCIALS - 0.2%
Real Estate Management & Development - 0.2%
Redfin Corp. Series G (d)	6,064,833	22,925
WeWork Companies, Inc. Series E (d)	269,198	8,854
		31,779
HEALTH CARE - 0.2%
Biotechnology - 0.2%
23andMe, Inc. Series E (d)	1,817,170	19,675
Editas Medicine, Inc. Series B (d)	458,236	2,062
Gensight Biologics Series B (d)	270,022	1,989
Intellia Therapeutics, Inc. Series B (d)	402,664	2,114
Jounce Therapeutics, Inc. Series B (d)	2,212,389	5,000
Ovid Therapeutics, Inc. Series B (d)	314,408	1,959
		32,799
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (d)	62,037	5,521
Professional Services - 0.0%
YourPeople, Inc. Series C (d)	335,546	2,651

TOTAL INDUSTRIALS		8,172

INFORMATION TECHNOLOGY - 1.4%
Internet Software & Services - 0.7%
Pinterest, Inc. Series G, 8.00% (d)	27,858	1,016
Uber Technologies, Inc.:
Series D, 8.00% (a)(d)	2,256,164	89,434
Series E, 8.00% (d)	150,072	5,949
		96,399
IT Services - 0.3%
AppNexus, Inc. Series E (a)(d)	1,416,796	28,223
Nutanix, Inc. Series E (a)(d)	311,503	5,501
		33,724
Software - 0.4%
Bracket Computing, Inc. Series C (d)	1,877,241	14,766
Cloudera, Inc. Series F (a)(d)	126,709	4,160
Cloudflare, Inc. Series D (d)	395,787	2,788
Dataminr, Inc. Series D (d)	2,219,446	18,779
Delphix Corp. Series D (d)	427,177	2,196
Snapchat, Inc. Series F (d)	32,552	855
Taboola.Com Ltd. Series E (d)	1,918,392	10,743
Twilio, Inc. Series E (d)	351,811	3,979
		58,266

TOTAL INFORMATION TECHNOLOGY		188,389

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Altiostar Networks, Inc. Series D (d)	1,220,504	7,933
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $292,832)		324,203

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.18% (f)	20,140,364	20,140
Fidelity Securities Lending Cash Central Fund, 0.19% (f)(g)	597,780,367	597,780
TOTAL MONEY MARKET FUNDS
(Cost $617,920)		617,920
TOTAL INVESTMENT PORTFOLIO - 104.7%
(Cost $11,060,423)		13,792,825
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(621,997)
NET ASSETS - 100%		$13,170,828

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $344,609,000 or 2.6% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,361,000 or 0.4% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$19,675
Altiostar Networks, Inc. Series D	1/7/15	$15,000
AppNexus, Inc. Series E	8/1/14 - 9/17/14	$28,382
Blue Apron, Inc. Series D	5/18/15	$11,550
Bracket Computing, Inc. Series C	9/9/15	$14,766
Cloudera, Inc. Series F	2/5/14	$1,845
Cloudflare, Inc. Series D	11/5/14	$2,424
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$28,298
Delphix Corp. Series D	7/10/15	$3,845
Dropbox, Inc.	5/2/12	$3,000
Editas Medicine, Inc. Series B	8/4/15	$2,062
Gensight Biologics Series B	7/2/15	$2,081
Handy Technologies, Inc. Series C	10/14/15	$2,436
Intellia Therapeutics, Inc. Series B	8/20/15	$2,114
Jounce Therapeutics, Inc. Series B	4/17/15	$5,000
Nutanix, Inc. Series E	8/26/14	$4,173
One Kings Lane, Inc. Series E	1/29/14	$10,000
Ovid Therapeutics, Inc. Series B	8/10/15	$1,959
Pinterest, Inc. Series G, 8.00%	2/27/15	$1,000
Redfin Corp. Series G	12/16/14	$20,000
Roku, Inc. Series F, 8.00%	5/7/13	$15,000
Roku, Inc. Series G, 8.00%	10/1/14	$4,140
Snapchat, Inc. Series F	3/25/15	$1,000
Space Exploration Technologies Corp. Class A	10/16/15	$9,844
Space Exploration Technologies Corp. Series G	1/20/15	$4,805
Taboola.Com Ltd. Series E	12/22/14	$20,000
The Honest Co., Inc. Series D	8/3/15	$3,444
Turn, Inc. Series E	12/30/13	$10,000
Twilio, Inc. Series E	4/24/15	$3,979
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$35,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$5,000
WeWork Companies, Inc. Class A	6/23/15	$984
WeWork Companies, Inc. Series E	6/23/15	$8,854
Wheels Up Partners Holdings LLC Series B unit	9/18/15	$5,000
YourPeople, Inc. Series C	5/1/15	$5,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$6
Fidelity Securities Lending Cash Central Fund	4,354
Total	$4,360

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$18,789	$--	$--	$--	$14,758
athenahealth, Inc.	327,395	7,052	--	--	363,748
Criteo SA sponsored ADR	291,470	--	--	--	208,404
GameLoft SE	36,312	--	137	--	43,462
Groupon, Inc. Class A	317,266	--	9,330	--	236,108
Lion Biotechnologies, Inc.	25,788	--	--	--	19,492
Portola Pharmaceuticals, Inc.	140,217	--	--	--	135,027
Synchronoss Technologies, Inc.	127,356	3,746	66,864	--	41,217
Trevena, Inc.	19,522	--	--	--	32,268
Ubisoft Entertainment SA	204,478	--	--	--	315,672
Zendesk, Inc.	106,272	2,286	--	--	105,879
Total	$1,614,865	$13,084	$76,331	$--	$1,516,035

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,687,379	$1,643,798	$--	$43,581
Consumer Staples	828,877	817,327	--	11,550
Energy	65,759	65,759	--	--
Financials	599,400	566,637	--	32,763
Health Care	2,766,528	2,731,443	2,286	32,799
Industrials	510,902	487,886	--	23,016
Information Technology	6,700,106	6,504,204	2,935	192,967
Telecommunication Services	15,954	8,021	--	7,933
Money Market Funds	617,920	617,920	--	--
Total Investments in Securities:	$13,792,825	$13,442,995	$5,221	$344,609

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$203,955
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(24,472)
Cost of Purchases	14,766
Proceeds of Sales	(1,282)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$192,967
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2015	$(22,375)
Other Investments in Securities
Beginning Balance	$133,963
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(6,897)
Cost of Purchases	26,859
Proceeds of Sales	(2,283)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$151,642
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2015	$(6,897)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 10/31/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$344,609	Discount cash flow	Discount for lack of marketability	20.0%	Decrease
			Discount rate	8.0%	Decrease
			Growth rate	3.0%	Increase
		Last transaction price	Transaction price	$1.53 - $89.00 / $28.02	Increase
		Market comparable	Discount for lack of marketability	15.0% - 30.0% / 20.7%	Decrease
			EV/Sales multiple	1.7 - 7.9 / 4.7	Increase
			Discount rate	10.0% - 50.0% / 20.5%	Decrease
			Premium rate	10.0% - 86.4% / 31.4%	Increase
		Proposed transaction price	Transaction price	$8.00	Increase
		Replacement cost	Liquidity preference	$8.34	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $11,103,498,000. Net unrealized appreciation aggregated $2,689,327,000, of which $4,116,608,000 related to appreciated investment securities and $1,427,281,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate Income Fund

October 31, 2015

1.809106.112
REI-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 30.7%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Stanley Martin Communities LLC Class B (a)(b)	4,620	$7,074,283
FINANCIALS - 30.5%
Capital Markets - 0.5%
Ellington Financial LLC	1,137,600	20,476,800
Real Estate Investment Trusts - 29.3%
Acadia Realty Trust (SBI) (c)	3,730,449	122,694,468
AG Mortgage Investment Trust, Inc.	781,700	11,889,657
American Campus Communities, Inc.	250,700	10,170,899
American Tower Corp.	177,100	18,104,933
Annaly Capital Management, Inc.	1,666,900	16,585,655
Anworth Mortgage Asset Corp.	1,148,310	5,477,439
Apartment Investment & Management Co. Class A	1,016,500	39,836,635
Arbor Realty Trust, Inc. (c)	3,068,975	19,181,094
AvalonBay Communities, Inc.	124,400	21,748,852
Boardwalk (REIT)	136,200	5,595,491
Care Capital Properties, Inc.	97,603	3,216,019
CBL & Associates Properties, Inc.	2,571,073	37,486,244
Cedar Shopping Centers, Inc.	830,510	5,805,265
Chambers Street Properties	351,293	2,487,154
Chimera Investment Corp.	151,000	2,126,080
Community Healthcare Trust, Inc.	254,862	4,666,523
CYS Investments, Inc.	1,992,739	15,383,945
Douglas Emmett, Inc.	336,500	10,280,075
Dynex Capital, Inc. (d)	2,052,086	13,605,330
EastGroup Properties, Inc.	97,100	5,453,136
Ellington Residential Mortgage REIT	260,000	3,179,800
Equity Lifestyle Properties, Inc.	2,627,460	158,908,763
Extra Space Storage, Inc.	323,200	25,610,368
First Potomac Realty Trust	1,381,615	16,289,241
Five Oaks Investment Corp. (d)	479,100	3,190,806
Great Ajax Corp.	500,000	6,465,000
Hatteras Financial Corp.	812,600	11,628,306
Invesco Mortgage Capital, Inc.	874,600	10,538,930
Lexington Corporate Properties Trust	4,741,782	41,917,353
LTC Properties, Inc.	96,113	4,118,442
MFA Financial, Inc.	17,794,822	123,140,168
Mid-America Apartment Communities, Inc.	593,100	50,526,189
Monmouth Real Estate Investment Corp. Class A (d)	612,473	6,375,844
National Retail Properties, Inc.	244,200	9,279,600
New Senior Investment Group, Inc.	1,806,825	18,104,387
Newcastle Investment Corp.	1,840,830	9,056,884
NorthStar Realty Finance Corp.	166,600	2,000,866
Potlatch Corp.	551,740	17,236,358
Sabra Health Care REIT, Inc.	915,500	20,763,540
Select Income REIT	456,800	9,227,360
Senior Housing Properties Trust (SBI)	2,703,000	41,058,570
Simon Property Group, Inc.	126,100	25,404,106
Store Capital Corp.	556,800	12,622,656
Terreno Realty Corp.	1,728,064	38,674,072
The Macerich Co.	155,500	13,177,070
Two Harbors Investment Corp.	2,370,280	20,052,569
Ventas, Inc.	1,214,146	65,223,923
VEREIT, Inc.	885,434	7,313,685
Weyerhaeuser Co.	778,700	22,839,271
WP Carey, Inc.	866,300	54,897,431
WP Glimcher, Inc.	565,163	6,567,194
		1,227,183,646
Real Estate Management & Development - 0.7%
Brookfield Asset Management, Inc. Class A	414,000	14,462,771
Kennedy-Wilson Holdings, Inc.	612,421	15,016,563
		29,479,334

TOTAL FINANCIALS		1,277,139,780

TOTAL COMMON STOCKS
(Cost $1,182,396,979)		1,284,214,063

Preferred Stocks - 20.7%
Convertible Preferred Stocks - 0.7%
FINANCIALS - 0.7%
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc. Series D 7.00%	195,000	5,277,188
Equity Commonwealth 6.50% (a)	31,237	780,300
Lexington Corporate Properties Trust Series C, 6.50%	468,742	22,733,987
		28,791,475
Nonconvertible Preferred Stocks - 20.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	64,177	1,658,975
FINANCIALS - 20.0%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	4,128,535
Real Estate Investment Trusts - 19.7%
AG Mortgage Investment Trust, Inc.:
8.00%	587,287	13,883,465
8.25%	34,859	840,102
Alexandria Real Estate Equities, Inc. Series E, 6.45%	145,913	3,745,587
American Capital Agency Corp.:
8.00%	200,000	5,202,000
Series B, 7.75%	360,200	8,893,338
American Capital Mortgage Investment Corp. Series A, 8.125%	248,636	6,101,527
American Home Mortgage Investment Corp.:
Series A, 9.75% (a)	120,300	1
Series B, 9.25% (a)	124,100	1
American Homes 4 Rent:
Series A, 5.00%	579,260	14,493,085
Series B, 5.00%	373,880	9,347,000
Series C, 5.50%	900,053	22,492,324
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,439,950
Series C, 7.625%	325,332	7,990,154
Series D, 7.50%	621,976	15,095,358
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,864,602
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	375,101	9,782,634
Apollo Residential Mortgage, Inc. Series A, 8.00%	284,843	6,594,115
Arbor Realty Trust, Inc.:
7.375% (c)	430,605	10,765,125
Series A, 8.25% (c)	189,089	4,702,643
Series B, 7.75% (c)	240,000	5,817,600
Series C, 8.50% (c)	100,000	2,533,000
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,165,272
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	47,000	1,185,810
Series E, 9.00%	140,751	3,590,558
Bluerock Residental Growth (REIT), Inc. Series A 8.25% (a)	120,000	3,021,600
Brandywine Realty Trust Series E, 6.90%	95,000	2,456,700
Campus Crest Communities, Inc. Series A, 8.00%	582,117	15,309,677
Capstead Mortgage Corp. Series E, 7.50%	202,984	4,944,690
CBL & Associates Properties, Inc.:
Series D, 7.375%	289,876	7,339,660
Series E, 6.625%	222,063	5,629,297
Cedar Shopping Centers, Inc. Series B, 7.25%	415,750	10,389,593
Chesapeake Lodging Trust Series A, 7.75%	266,916	7,204,063
Colony Financial, Inc.:
7.125%	449,261	10,175,762
Series A, 8.50%	283,920	7,518,202
Series B, 7.50%	108,867	2,631,315
Coresite Realty Corp. Series A, 7.25%	369,799	9,614,774
Corporate Office Properties Trust Series L, 7.375%	167,140	4,307,198
CubeSmart Series A, 7.75%	40,000	1,052,400
CYS Investments, Inc.:
Series A, 7.75%	117,824	2,641,614
Series B, 7.50%	496,667	10,877,007
DDR Corp.:
Series J, 6.50%	340,721	8,899,633
Series K, 6.25%	228,888	5,900,733
Digital Realty Trust, Inc.:
Series E, 7.00%	219,819	5,686,718
Series G, 5.875%	145,444	3,532,835
Series H, 7.375%	50,000	1,372,500
DuPont Fabros Technology, Inc. Series B, 7.625%	381,202	9,720,651
Dynex Capital, Inc.:
Series A, 8.50%	362,932	8,939,015
Series B, 7.625%	252,120	5,844,142
Equity Commonwealth Series E, 7.25%	648,952	16,606,682
Equity Lifestyle Properties, Inc. Series C, 6.75%	950,148	24,390,299
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,029,200
First Potomac Realty Trust 7.75%	415,296	10,664,801
Five Oaks Investment Corp. Series A, 8.75%	142,000	2,801,660
General Growth Properties, Inc. Series A, 6.375%	166,463	4,316,386
Gladstone Commercial Corp. Series C, 7.125%	232,238	5,940,648
Hatteras Financial Corp. Series A, 7.625%	522,361	12,510,546
Hersha Hospitality Trust:
Series B, 8.00%	162,538	4,117,088
Series C, 6.875%	50,000	1,277,500
Hospitality Properties Trust Series D, 7.125%	40,800	1,075,080
Hudson Pacific Properties, Inc. 8.375%	394,069	10,001,471
Inland Real Estate Corp.:
Series A, 8.125%	466,000	11,910,960
Series B, 6.95%	245,100	6,176,520
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	123,342	2,861,534
Series B, 7.75%	804,729	18,621,429
Investors Real Estate Trust Series B, 7.95%	126,572	3,265,558
iStar Financial, Inc.:
Series D, 8.00%	68,967	1,633,828
Series E, 7.875%	227,396	5,318,792
Series F, 7.80%	450,632	10,441,143
Series G, 7.65%	10,497	240,171
Kilroy Realty Corp.:
Series G, 6.875%	46,760	1,200,797
Series H, 6.375%	143,296	3,562,339
Kite Realty Group Trust 8.25%	96,100	2,450,550
LaSalle Hotel Properties:
Series H, 7.50%	141,308	3,586,397
Series I, 6.375%	354,698	8,934,843
LBA Realty Fund II Series B, 7.625%	31,240	723,403
MFA Financial, Inc.:
8.00%	538,930	13,769,662
Series B, 7.50%	616,232	15,264,067
Monmouth Real Estate Investment Corp.:
Series A, 7.625%	80,000	2,060,000
Series B, 7.875%	95,000	2,496,600
National Retail Properties, Inc.:
5.70%	376,404	9,470,325
Series D, 6.625%	222,138	5,877,771
New York Mortgage Trust, Inc.:
7.875%	172,925	3,596,840
Series B, 7.75%	239,697	5,261,349
NorthStar Realty Finance Corp.:
Series A 8.75%	7,890	192,516
Series B, 8.25%	373,313	8,817,653
Series C, 8.875%	301,680	7,357,975
Series D, 8.50%	238,715	5,631,287
Series E, 8.75%	366,972	8,825,677
Pebblebrook Hotel Trust:
Series A, 7.875%	412,000	10,534,840
Series B, 8.00%	185,085	4,782,596
Series C, 6.50%	204,321	5,108,025
Pennsylvania (REIT) 7.375%	100,510	2,567,025
Prologis, Inc. Series Q, 8.54%	94,446	6,088,820
PS Business Parks, Inc.:
Series S, 6.45%	93,809	2,454,043
Series T, 6.00%	198,899	5,157,451
Series U, 5.75%	600	14,814
Public Storage 6.375%	122,000	3,263,500
RAIT Financial Trust:
7.125%	336,786	7,698,928
7.625%	224,590	4,826,439
Regency Centers Corp.:
Series 6, 6.625%	152,661	3,966,133
Series 7, 6.00%	176,250	4,450,313
Resource Capital Corp. 8.625%	156,870	2,895,820
Retail Properties America, Inc. 7.00%	394,411	9,978,598
Sabra Health Care REIT, Inc. Series A, 7.125%	318,623	8,163,121
Saul Centers, Inc. Series C, 6.875%	315,478	8,095,165
Senior Housing Properties Trust 5.625%	204,257	5,043,105
Stag Industrial, Inc.:
Series A, 9.00%	280,000	7,476,000
Series B, 6.625%	80,300	1,987,425
Summit Hotel Properties, Inc.:
Series A, 9.25%	138,340	3,693,678
Series B, 7.875%	190,173	4,992,041
Series C, 7.125%	153,212	3,882,392
Sun Communities, Inc. Series A, 7.125%	375,000	9,652,500
Sunstone Hotel Investors, Inc. Series D, 8.00%	129,723	3,306,639
Taubman Centers, Inc. Series K, 6.25%	157,322	4,022,724
Terreno Realty Corp. Series A, 7.75%	213,890	5,494,834
UMH Properties, Inc.:
8.00% (a)	156,000	4,118,400
Series A, 8.25%	600,200	15,479,158
Urstadt Biddle Properties, Inc.:
6.75%	160,000	4,091,200
Series F, 7.125%	210,000	5,550,300
VEREIT, Inc. Series F, 6.70%	1,980,249	49,129,978
Wells Fargo Real Estate Investment Corp. 6.375%	221,000	5,829,980
Welltower, Inc. 6.50%	81,600	2,166,480
WP Glimcher, Inc.:
6.875%	256,115	6,533,494
7.50%	198,527	5,131,923
		824,444,259
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	321,574	8,405,944
TOTAL FINANCIALS		836,978,738

TOTAL NONCONVERTIBLE PREFERRED STOCKS		838,637,713

TOTAL PREFERRED STOCKS
(Cost $854,648,154)		867,429,188
	Principal Amount	Value

Corporate Bonds - 19.4%
Convertible Bonds - 5.0%
FINANCIALS - 5.0%
Consumer Finance - 0.0%
Zais Financial Partners LP 8% 11/15/16 (e)	2,000,000	1,898,750
Diversified Financial Services - 0.5%
RWT Holdings, Inc. 5.625% 11/15/19 (e)	23,070,000	21,449,333
Real Estate Investment Trusts - 3.5%
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19	5,600,000	5,614,000
Ares Commercial Real Estate Corp. 7% 12/15/15	14,700,000	14,635,688
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18	3,750,000	3,925,781
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (e)	12,900,000	12,811,313
Colony Financial, Inc.:
3.875% 1/15/21	11,410,000	10,974,994
5% 4/15/23	10,670,000	10,583,306
PennyMac Corp. 5.375% 5/1/20	18,000,000	16,290,000
RAIT Financial Trust 4% 10/1/33	39,190,000	32,821,625
Redwood Trust, Inc. 4.625% 4/15/18	14,700,000	13,836,375
Resource Capital Corp.:
6% 12/1/18	3,490,000	3,193,350
8% 1/15/20	16,490,000	15,742,508
Spirit Realty Capital, Inc. 3.75% 5/15/21	2,400,000	2,301,000
Starwood Property Trust, Inc. 3.75% 10/15/17	3,230,000	3,203,756
Starwood Waypoint Residential 4.5% 10/15/17	1,965,000	2,012,897
		147,946,593
Real Estate Management & Development - 0.2%
Extra Space Storage LP 3.125% 10/1/35 (e)	5,800,000	6,140,750
Thrifts & Mortgage Finance - 0.8%
IAS Operating Partnership LP 5% 3/15/18 (e)	33,140,000	31,255,163
TOTAL FINANCIALS		208,690,589
Nonconvertible Bonds - 14.4%
CONSUMER DISCRETIONARY - 5.0%
Hotels, Restaurants & Leisure - 0.4%
FelCor Lodging LP:
5.625% 3/1/23	2,000,000	2,070,000
6% 6/1/25	2,025,000	2,095,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	4,000,000	4,186,680
Times Square Hotel Trust 8.528% 8/1/26 (e)	7,808,408	9,480,338
		17,832,893
Household Durables - 4.6%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (e)	12,145,000	11,234,125
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	3,660,000	3,595,950
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (e)	2,000,000	1,920,000
6.5% 12/15/20 (e)	1,615,000	1,619,038
Calatlantic Group, Inc.:
5.875% 11/15/24	3,250,000	3,412,500
8.375% 5/15/18	22,583,000	25,970,450
10.75% 9/15/16	4,910,000	5,265,975
D.R. Horton, Inc.:
4.375% 9/15/22	4,175,000	4,258,500
4.75% 5/15/17	2,000,000	2,070,000
5.75% 8/15/23	2,510,000	2,742,175
KB Home:
8% 3/15/20	8,465,000	9,205,688
9.1% 9/15/17	4,985,000	5,508,425
Lennar Corp.:
4.125% 12/1/18	5,520,000	5,644,200
4.5% 6/15/19	1,830,000	1,898,625
4.5% 11/15/19	2,000,000	2,070,000
6.5% 4/15/16	4,000,000	4,070,000
6.95% 6/1/18	14,280,000	15,547,350
M/I Homes, Inc. 8.625% 11/15/18	26,055,000	26,608,669
Meritage Homes Corp.:
6% 6/1/25	4,000,000	4,100,000
7% 4/1/22	7,525,000	8,239,875
7.15% 4/15/20	7,060,000	7,695,400
Ryland Group, Inc.:
6.625% 5/1/20	1,555,000	1,722,163
8.4% 5/15/17	5,420,000	5,894,250
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (e)	4,100,000	4,151,250
TRI Pointe Homes, Inc. 5.875% 6/15/24	3,890,000	3,890,000
WCI Communities, Inc. 6.875% 8/15/21	1,845,000	1,937,250
William Lyon Homes, Inc.:
7% 8/15/22	4,180,000	4,331,525
7% 8/15/22 (e)	1,000,000	1,036,250
8.5% 11/15/20	15,550,000	16,716,250
		192,355,883
Media - 0.0%
Outfront Media Capital LLC / Corp. 5.625% 2/15/24 (e)	1,300,000	1,352,819
TOTAL CONSUMER DISCRETIONARY		211,541,595
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	602,053	647,208
FINANCIALS - 8.8%
Diversified Financial Services - 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	3,680,000	3,790,400
6% 8/1/20	6,000,000	6,262,500
		10,052,900
Real Estate Investment Trusts - 5.9%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	2,000,000	1,998,174
ARC Properties Operating Partnership LP 4.6% 2/6/24	8,640,000	8,391,600
CBL & Associates LP 5.25% 12/1/23	1,000,000	1,024,536
Commercial Net Lease Realty, Inc. 6.15% 12/15/15	2,526,000	2,539,547
Corporate Office Properties LP 3.6% 5/15/23	5,000,000	4,628,690
Crown Castle International Corp. 5.25% 1/15/23	4,000,000	4,305,000
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	4,955,000	5,081,353
CubeSmart LP 4.8% 7/15/22	2,000,000	2,157,062
DDR Corp.:
7.5% 7/15/18	8,756,000	9,957,980
7.875% 9/1/20	4,637,000	5,621,806
9.625% 3/15/16	3,836,000	3,951,034
DuPont Fabros Technology LP 5.875% 9/15/21	1,000,000	1,050,000
Equity One, Inc. 6.25% 1/15/17	3,000,000	3,146,586
Equity Residential 5.125% 3/15/16	7,201,000	7,314,509
HCP, Inc. 4% 6/1/25	1,000,000	982,935
Health Care Property Investors, Inc.:
5.625% 5/1/17	2,980,000	3,146,889
6% 1/30/17	2,383,000	2,505,951
Health Care REIT, Inc.:
4% 6/1/25	1,551,000	1,540,166
4.125% 4/1/19	2,000,000	2,108,272
6.2% 6/1/16	2,750,000	2,823,403
Healthcare Realty Trust, Inc.:
3.75% 4/15/23	4,022,000	3,938,905
5.75% 1/15/21	3,095,000	3,436,620
Highwoods/Forsyth LP:
3.625% 1/15/23	1,607,000	1,604,591
5.85% 3/15/17	2,800,000	2,942,747
Hospitality Properties Trust:
5% 8/15/22	3,177,000	3,281,399
5.625% 3/15/17	915,000	953,564
HRPT Properties Trust:
6.25% 8/15/16	9,675,000	9,792,261
6.25% 6/15/17	1,055,000	1,099,035
6.65% 1/15/18	4,246,000	4,539,106
iStar Financial, Inc.:
3.875% 7/1/16	2,855,000	2,840,725
4% 11/1/17	15,000,000	14,662,500
5% 7/1/19	15,000,000	14,681,250
5.85% 3/15/17	3,587,000	3,658,740
5.875% 3/15/16	27,070,000	27,340,700
7.125% 2/15/18	5,725,000	5,918,219
9% 6/1/17	9,175,000	9,725,500
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22	3,610,000	3,772,450
6.875% 5/1/21	2,000,000	2,092,500
National Retail Properties, Inc. 3.3% 4/15/23	2,000,000	1,937,026
Omega Healthcare Investors, Inc.:
4.5% 4/1/27 (e)	2,462,000	2,349,199
4.95% 4/1/24	2,898,000	2,947,443
Potlatch Corp. 7.5% 11/1/19	1,000,000	1,105,000
Prologis LP 7.625% 7/1/17	4,690,000	5,108,409
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	2,000,000	2,365,962
Select Income REIT 4.5% 2/1/25	5,000,000	4,766,010
Senior Housing Properties Trust:
3.25% 5/1/19	2,882,000	2,891,220
4.75% 5/1/24	3,988,000	3,943,897
6.75% 4/15/20	13,624,000	15,162,531
6.75% 12/15/21	8,000,000	8,873,712
WP Carey, Inc. 4% 2/1/25	5,000,000	4,792,475
		246,799,189
Real Estate Management & Development - 2.1%
BioMed Realty LP 3.85% 4/15/16	2,000,000	2,016,716
CBRE Group, Inc.:
5% 3/15/23	6,020,000	6,114,725
5.25% 3/15/25	3,295,000	3,351,908
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (e)	16,365,000	16,610,475
Host Hotels & Resorts LP 5.25% 3/15/22	2,000,000	2,147,616
Howard Hughes Corp. 6.875% 10/1/21 (e)	11,715,000	12,183,600
Hunt Companies, Inc. 9.625% 3/1/21 (e)	7,460,000	7,031,050
Kennedy-Wilson, Inc. 5.875% 4/1/24	7,640,000	7,573,150
Mid-America Apartments LP:
3.75% 6/15/24	1,663,000	1,628,079
6.05% 9/1/16	2,500,000	2,587,473
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.5% 4/15/19 (e)	4,805,000	4,949,150
5.25% 12/1/21 (e)	6,620,000	6,868,250
Regency Centers LP 5.875% 6/15/17	400,000	424,895
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (e)	7,000,000	7,052,500
5.625% 3/1/24 (e)	2,270,000	2,235,950
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,262,000	2,369,483
Wells Operating Partnership II LP 5.875% 4/1/18	3,000,000	3,235,161
		88,380,181
Thrifts & Mortgage Finance - 0.6%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (e)	4,755,000	4,957,088
Ocwen Financial Corp. 7.125% 5/15/19 (e)(f)	20,850,000	19,025,625
Wrightwood Capital LLC 1.9% 4/20/20 (g)	14,028	461,516
		24,444,229
TOTAL FINANCIALS		369,676,499
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	2,795,000	2,903,306
5.5% 2/1/21	12,305,000	12,855,034
		15,758,340
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17	3,050,000	3,065,250
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp.:
6.375% 11/15/22 (e)	1,000,000	1,032,500
6.375% 11/15/22	3,000,000	3,097,500
		4,130,000

TOTAL NONCONVERTIBLE BONDS		604,818,892

TOTAL CORPORATE BONDS
(Cost $798,523,749)		813,509,481

Asset-Backed Securities - 2.1%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (e)	3,000,000	3,041,916
Series 2014-SFR3 Class E, 6.418% 12/17/36 (e)	9,025,000	9,262,138
Series 2015-SFR1:
Class E, 5.639% 4/17/52 (e)	1,999,310	1,938,305
Class F, 5.885% 4/17/52 (e)	2,000,000	1,847,053
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (e)	4,887,000	4,857,200
Class XS, 0% 10/17/45 (e)(h)	4,887,000	0
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.6943% 3/20/50 (e)(f)	2,250,000	225
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)	759,673	782,691
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	500,000	415,108
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (e)	334,627	312,006
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	5,694,998	5,931,442
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6902% 11/28/39 (e)(f)	611,823	346,904
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27	1,522,347	1,497,929
Series 1997-3 Class M1, 7.53% 3/15/28	6,727,838	6,742,038
Invitation Homes Trust:
Series 2013-SFR1 Class F, 3.9% 12/17/30 (e)(f)	1,750,000	1,684,283
Series 2014-SFR1:
Class E, 3.457% 6/17/31 (e)(f)	10,000,000	9,731,453
Class F, 3.957% 6/17/31 (e)(f)	9,504,000	9,111,997
Series 2014-SFR3:
Class E, 4.697% 12/17/31 (e)(f)	4,336,000	4,352,207
Class F, 5.197% 12/17/31 (e)(f)	2,215,000	2,194,614
Series 2015-SFR2 Class E, 3.3468% 6/17/32 (e)(f)	2,450,000	2,343,066
Series 2015-SFR3 Class F, 4.9468% 8/17/32 (e)(f)	2,000,000	1,966,452
Series 2015-SRF1 Class F, 4.5073% 3/17/32 (e)(f)	5,500,000	5,318,681
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	950,801	647,498
Merit Securities Corp. Series 13 Class M1, 7.8426% 12/28/33 (f)	1,923,000	2,014,424
Progress Residential Trust:
Series 2015-SFR1 Class E, 4.1968% 2/17/32 (e)(f)	1,500,000	1,482,504
Series 2015-SFR3 Class F, 6.643% 11/12/32 (e)(i)	2,940,000	2,922,440
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.7468% 1/17/32 (e)(f)	4,071,000	3,964,278
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9537% 2/5/36 (e)(f)	3,944,750	394
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6534% 11/21/40 (e)(f)	3,912,684	3,809,780
Class F, 2.2834% 11/21/40 (e)(f)	250,000	174,700
TOTAL ASSET-BACKED SECURITIES
(Cost $92,812,621)		88,693,726

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
Countrywide Home Loans, Inc.:
Series 2002-R2 Class 2B3, 3.61% 7/25/33 (e)(f)	164,967	37,442
Series 2003-R3 Class B2, 5.5% 11/25/33 (e)	687,852	34,772
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5326% 12/25/46 (e)(f)	4,500,000	4,980,970
Series 2010-K7 Class B, 5.6242% 4/25/20 (e)(f)	3,200,000	3,583,374
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)	724,743	739,970
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.1469% 6/10/35 (e)(f)	107,556	115,136
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (e)	10,149	9,881
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.6915% 12/10/35 (e)(f)	129,152	31,186
Series 2004-A Class B7, 4.4415% 2/10/36 (e)(f)	128,400	39,545
Series 2004-B Class B7, 4.1915% 2/10/36 (e)(f)	160,941	95,130

TOTAL PRIVATE SPONSOR		9,667,406

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (b)	86,502	21,464
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.0965% 2/25/42 (e)(f)	70,101	54,262
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.2829% 12/25/42 (b)(f)	126,367	25,944
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.0812% 6/25/43 (e)(f)	107,028	69,756
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.0415% 10/25/42 (e)(f)	46,599	14,226

TOTAL U.S. GOVERNMENT AGENCY		185,652

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,440,212)		9,853,058

Commercial Mortgage Securities - 14.1%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (e)	2,000,000	2,236,817
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.5152% 11/10/42 (f)	887,652	886,867
Series 2005-5 Class D, 5.6952% 10/10/45 (f)	4,000,000	3,999,216
Series 2005-6 Class AJ, 5.3151% 9/10/47 (f)	4,107,060	4,105,984
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class D, 3.167% 9/15/48	1,000,000	761,148
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.4271% 9/10/28 (e)(f)	4,074,000	3,646,941
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6029% 3/11/39 (f)	5,700,000	5,733,147
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.7954% 4/12/38 (e)(f)	2,520,000	2,594,468
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.2296% 8/15/29 (e)(f)	2,500,000	2,419,819
Series 2014-CLMZ Class M, 5.9235% 8/15/29 (e)(f)	12,347,706	12,278,059
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9458% 8/15/26 (e)(f)	2,500,000	2,498,856
Carefree Portfolio Trust floater:
Series 2014-CARE:
Class E, 4.196% 11/15/19 (e)(f)	4,073,000	4,097,631
Class F, 2.7797% 11/15/19 (e)(f)	1,650,000	1,602,233
Series 2014-CMZA Class MZA, 6.1725% 11/15/19 (e)(f)	15,382,000	15,382,134
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.2066% 2/15/31 (e)(f)	5,769,000	5,764,725
Series 2015-SMRT Class F, 3.9121% 4/10/28 (e)(f)	5,746,000	5,512,908
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.275% 9/10/46 (e)(f)	2,750,000	2,673,120
Series 2015-SHP2 Class E, 4.546% 7/15/27 (e)(f)	2,933,000	2,940,090
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (e)	7,300,000	5,764,214
Series 2012-CR5 Class D, 4.4802% 12/10/45 (e)(f)	2,000,000	1,957,185
Series 2013-CR10 Class D, 4.9516% 8/10/46 (e)(f)	2,000,000	1,866,726
Series 2013-CR12 Class D, 5.254% 10/10/46 (e)(f)	4,500,000	4,244,665
Series 2013-CR9 Class D, 4.3997% 7/10/45 (e)(f)	4,255,000	3,817,206
Series 2013-LC6 Class D, 4.429% 1/10/46 (e)(f)	3,870,000	3,500,078
Series 2014-UBS2 Class D, 5.1825% 3/10/47 (e)(f)	3,713,000	3,490,086
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (e)	1,614,934	1,559,368
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.5377% 5/15/45 (f)	1,000,000	1,083,431
Class D, 5.5377% 5/15/45 (e)(f)	5,550,000	5,639,059
Series 2012-CR2:
Class D, 5.019% 8/15/45 (e)(f)	4,500,000	4,594,673
Class E, 5.019% 8/15/45 (e)(f)	6,000,000	5,788,926
Series 2012-LC4:
Class C, 5.8202% 12/10/44 (f)	2,000,000	2,199,893
Class D, 5.8202% 12/10/44 (e)(f)	8,000,000	8,082,299
Core Industrial Trust Series 2015-TEXW Class F, 3.977% 2/10/34 (e)(f)	6,565,000	5,912,598
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (e)	1,091,440	1,135,320
Series 1998-C2 Class F, 6.75% 11/15/30 (e)	1,205,498	1,223,769
CSMC Trust floater Series 2015-DEAL:
Class E, 4.196% 4/15/29 (e)(f)	2,000,000	1,976,713
Class F, 4.946% 4/15/29 (e)(f)	5,053,000	4,994,888
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (e)(f)	10,853,000	10,192,113
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.7349% 11/10/46 (e)(f)	12,490,000	13,301,505
Class G, 4.652% 11/10/46 (e)	9,843,000	8,628,347
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (e)	500,000	499,719
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.6624% 12/25/43 (f)(h)	12,206,096	1,446,955
Series K012 Class X3, 2.365% 1/25/41 (f)(h)	20,716,174	2,195,094
Series K013 Class X3, 2.9023% 1/25/43 (f)(h)	14,360,000	1,888,698
Series KAIV Class X2, 3.6147% 6/25/46 (f)(h)	7,430,000	1,286,154
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.4949% 12/15/19 (e)(f)	5,607,000	5,266,804
Class FFX, 3.4949% 12/15/19 (e)(f)	7,411,000	6,832,523
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (f)	504,190	531,292
GP Portfolio Trust Series 2014-GPP Class E, 4.0566% 2/15/27 (e)(f)	2,823,000	2,788,926
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 6.0143% 7/10/38 (f)	7,206,462	7,270,304
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.2242% 8/10/43 (e)(f)	4,000,000	4,281,460
Class E, 4% 8/10/43 (e)	3,770,000	3,448,134
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.3586% 12/10/43 (e)(f)	3,000,000	3,101,217
Series 2011-GC5:
Class C, 5.4748% 8/10/44 (e)(f)	9,000,000	9,828,808
Class D, 5.4748% 8/10/44 (e)(f)	4,000,000	4,072,730
Class E, 5.4748% 8/10/44 (e)(f)	4,049,000	3,917,510
Class F, 4.5% 8/10/44 (e)	4,500,000	3,752,825
Series 2012-GC6:
Class C, 5.8192% 1/10/45 (e)(f)	3,600,000	3,924,019
Class D, 5.8192% 1/10/45 (e)(f)	2,000,000	2,051,516
Class E, 5% 1/10/45 (e)(f)	4,516,000	4,052,233
Series 2012-GCJ7:
Class C, 5.9069% 5/10/45 (f)	6,500,000	7,079,202
Class D, 5.9069% 5/10/45 (e)(f)	3,000,000	3,061,983
Class E, 5% 5/10/45 (e)	6,920,000	6,419,207
Series 2012-GCJ9 Class D, 5.0147% 11/10/45 (e)(f)	2,000,000	1,907,221
Series 2013-GC16:
Class D, 5.3157% 11/10/46(e)(f)	3,750,000	3,635,528
Class F, 3.5% 11/10/46 (e)	7,303,000	5,492,582
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4566% 7/15/29 (e)(f)	7,241,000	7,281,233
Series 2013-HLT Class EFX, 4.6017% 11/5/30 (e)(f)	5,000,000	5,018,079
Invitation Homes Trust floater Series 2013-SFR1 Class E, 2.9% 12/17/30 (e)(f)	1,500,000	1,440,623
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.8349% 1/12/37 (e)(f)	1,000,000	989,012
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (e)(f)	3,000,000	3,509,147
Class D, 7.6935% 12/5/27 (e)(f)	9,550,000	11,208,865
Series 2010-CNTR:
Class D, 6.3899% 8/5/32 (e)(f)	4,500,000	5,064,404
Class XB, 1.1366% 8/5/32 (e)(f)(h)	32,655,000	1,119,022
Series 2012-CBX:
Class C, 5.4128% 6/15/45 (f)	4,530,000	4,775,898
Class F, 4% 6/15/45 (e)	5,000,000	4,212,428
Class G 4% 6/15/45 (e)	4,044,000	2,972,308
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-FBLU Class E, 3.7066% 12/15/28 (e)(f)	2,406,000	2,385,613
Series 2014-INN:
Class E, 3.796% 6/15/29 (e)(f)	9,607,000	9,535,848
Class F, 4.196% 6/15/29 (e)(f)	9,618,000	9,491,845
Series 2005-LDP5 Class AJ, 5.5293% 12/15/44 (f)	3,470,000	3,477,298
Series 2011-C4 Class F, 3.873% 7/15/46 (e)	1,400,000	1,275,002
Series 2013-LC11:
Class D, 4.3802% 4/15/46 (f)	3,750,000	3,436,444
Class F, 3.25% 4/15/46 (e)(f)	2,518,000	1,826,719
Series 2014-DSTY Class E, 3.9314% 6/10/27 (e)(f)	2,525,000	2,386,755
Series 2015-UES Class F, 3.7417% 9/5/32 (e)(f)	3,500,000	3,204,733
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (e)	929,801	870,491
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C7 Class AJ, 5.323% 11/15/40 (f)	907,455	908,526
Series 2006-C7 Class AM, 5.378% 11/15/38	2,040,000	2,100,868
Series 2005-C1 Class E, 4.924% 2/15/40	1,577,373	1,577,263
Series 2006-C4:
Class A4, 6.0295% 6/15/38 (f)	4,497,996	4,565,647
Class AJ, 6.0495% 6/15/38 (f)	7,005,000	7,141,320
Class AM, 6.0495% 6/15/38 (f)	6,700,000	6,866,697
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.1098% 1/20/41 (e)(f)	3,000,000	2,810,211
Class E, 5.1098% 1/20/41 (e)(f)	4,800,000	4,021,311
Mach One Trust LLC Series 2004-1A Class H, 6.074% 5/28/40 (e)(f)	971,920	972,211
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.8652% 5/12/39 (f)	1,200,000	1,214,921
Mezz Capital Commercial Mortgage Trust Series 2004-C1 Class IO, 9.0007% 1/15/37 (e)(f)(h)	348,870	21,874
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.8131% 11/15/45 (e)(f)	2,000,000	2,004,750
Series 2013-C12 Class D, 4.9255% 10/15/46 (e)(f)	3,250,000	3,093,937
Series 2013-C13:
Class D, 5.0574% 11/15/46 (e)(f)	3,100,000	2,969,000
Class E, 5.0574% 11/15/46 (e)(f)	3,379,000	3,001,855
Series 2013-C7 Class E, 4.437% 2/15/46 (e)(f)	1,000,000	887,332
Series 2013-C9 Class D, 4.2961% 5/15/46 (e)(f)	5,000,000	4,612,083
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41	8,200,000	8,408,934
Series 2012-C4 Class E, 5.7088% 3/15/45 (e)(f)	5,630,000	5,722,812
Series 1997-RR Class F, 7.437% 4/30/39 (e)(f)	772,547	774,941
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)	2,463,059	2,476,463
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43	7,500,000	7,772,516
Series 2011-C1 Class C, 5.5644% 9/15/47 (e)(f)	4,000,000	4,394,530
Series 2011-C2:
Class D, 5.4794% 6/15/44 (e)(f)	4,610,000	4,856,474
Class E, 5.4794% 6/15/44 (e)(f)	9,600,000	9,941,147
Class F, 5.4794% 6/15/44 (e)(f)	4,440,000	4,291,949
Class XB, 0.533% 6/15/44 (e)(f)(h)	63,708,222	1,631,619
Series 2011-C3:
Class C, 5.351% 7/15/49 (e)(f)	2,000,000	2,161,293
Class D, 5.351% 7/15/49 (e)(f)	7,400,000	7,751,452
Class G, 5.351% 7/15/49 (e)(f)	3,283,000	2,898,745
Series 2012-C4 Class D, 5.7088% 3/15/45 (e)(f)	6,310,000	6,641,856
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (e)	5,778,000	5,657,070
Class F, 5% 2/5/30 (e)	10,728,000	10,169,135
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.012% 9/5/47 (e)(f)	1,500,000	1,267,193
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	4,575,017	5,747,137
SCG Trust Series 2013-SRP1 Class D, 3.5503% 11/15/26 (e)(f)	1,000,000	989,213
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.4771% 8/15/39 (f)	1,186,608	1,190,253
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)	10,630,000	10,938,938
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.7269% 5/10/45 (e)(f)	3,235,000	3,337,319
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C3 Class A1, 0.726% 8/10/49	1,621,034	1,612,732
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.084% 1/10/45 (e)(f)	3,000,000	3,441,419
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (e)	2,540,000	2,881,935
Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class D, 5.292% 1/15/41 (f)	5,177,000	5,268,777
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.9363% 10/15/45 (e)(f)	9,999,000	9,748,167
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (e)	4,000,000	3,351,760
Series 2011-C3:
Class C, 5.335% 3/15/44 (e)	4,900,000	5,263,349
Class D, 5.7239% 3/15/44 (e)(f)	1,000,000	1,053,115
Class E, 5% 3/15/44 (e)	3,000,000	2,860,756
Series 2011-C5:
Class F, 5.25% 11/15/44 (e)(f)	3,000,000	2,872,515
Class G, 5.25% 11/15/44 (e)(f)	2,000,000	1,776,514
Series 2012-C10 Class E, 4.6051% 12/15/45 (e)(f)	4,090,000	3,545,985
Series 2012-C7:
Class D, 4.9936% 6/15/45 (e)(f)	2,380,000	2,475,681
Class F, 4.5% 6/15/45 (e)	2,000,000	1,764,464
Series 2013-C11:
Class D, 4.3194% 3/15/45 (e)(f)	5,830,000	5,440,795
Class E, 4.3194% 3/15/45 (e)(f)	4,780,000	4,025,890
Series 2013-C13 Class D, 4.1386% 5/15/45 (e)(f)	4,000,000	3,662,302
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 3.9183% 11/15/29 (e)(f)	5,152,378	5,089,684
Class G, 3.2176% 11/15/29 (e)(f)	3,391,668	3,149,615
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $559,792,761)		592,677,886

Bank Loan Obligations - 6.8%
CONSUMER DISCRETIONARY - 2.9%
Hotels, Restaurants & Leisure - 2.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (f)	13,204,504	12,476,143
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (f)	10,168,837	8,914,715
Cooper Hotel Group 12% 11/6/17	13,176,066	13,834,870
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (f)	14,218,748	14,360,935
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (f)	2,150,000	2,141,035
Tranche B 1LN, term loan 3.5% 6/27/20 (f)	1,991,422	1,972,125
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (f)	14,821,555	14,844,676
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 3.75% 4/14/21 (f)	13,148,766	13,017,279
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (f)	8,094,170	7,972,758
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.5% 1/15/21 (f)	2,261,375	2,262,325
		91,796,861
Media - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (f)	7,776,563	7,727,959
Multiline Retail - 0.4%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (f)	15,345,904	15,288,357
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (f)	6,197,559	6,185,970

TOTAL CONSUMER DISCRETIONARY		120,999,147

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Albertson's LLC:
Tranche B 2LN, term loan 5.375% 3/21/19 (f)	5,085,829	5,078,912
Tranche B 3LN, term loan 5% 8/25/19 (f)	8,272,875	8,262,534
		13,341,446
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (f)	2,000,000	1,890,000
Panda Sherman Power, LLC term loan 9% 9/14/18 (f)	7,130,245	6,417,221
Panda Temple Power, LLC term loan 7.25% 4/3/19 (f)	8,580,000	7,378,800
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (f)	4,200,935	4,185,181
		19,871,202
FINANCIALS - 1.5%
Real Estate Investment Trusts - 0.3%
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/17/20 (f)	10,795,088	10,646,656
Real Estate Management & Development - 1.0%
CityCenter 8.74% 7/12/16 (f)	2,220,904	2,220,904
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (f)	419,538	415,342
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (f)	39,910,522	39,880,589
		42,516,835
Thrifts & Mortgage Finance - 0.2%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (f)	9,364,889	9,369,571

TOTAL FINANCIALS		62,533,062

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
Tranche F, term loan 3.5752% 12/31/18 (f)	1,990,000	1,979,214
Tranche H, term loan 4% 1/27/21 (f)	3,111,861	3,101,498
		5,080,712
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.3%
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (f)	3,940,000	3,767,625
Pilot Travel Centers LLC Tranche B, term loan 4.25% 10/3/21 (f)	7,200,000	7,216,704
		10,984,329
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (f)	5,652,906	5,668,790

TOTAL INDUSTRIALS		16,653,119

TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
SBA Senior Finance II, LLC:
term loan 3.25% 3/24/21 (f)	13,820,063	13,709,917
Tranche B 2LN, term loan 3.25% 6/10/22 (f)	1,496,250	1,478,669
		15,188,586
UTILITIES - 0.7%
Electric Utilities - 0.4%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (f)	7,287,695	7,096,393
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (f)	3,353,543	3,325,608
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (f)	5,934,040	4,643,386
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (f)	2,749,225	2,738,915
		17,804,302
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (f)	1,965,000	1,963,035
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (f)	11,486,346	10,768,449
		12,731,484

TOTAL UTILITIES		30,535,786

TOTAL BANK LOAN OBLIGATIONS
(Cost $289,773,312)		284,203,060

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38(e)	1,220,000	409,920
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35(e)(f)	500,000	250

TOTAL FINANCIALS		410,170

TOTAL PREFERRED SECURITIES
(Cost $1,297,768)		410,170
	Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.18% (j)	227,589,235	227,589,235
Fidelity Securities Lending Cash Central Fund, 0.19% (j)(k)	5,637,000	5,637,000
TOTAL MONEY MARKET FUNDS
(Cost $233,226,235)		233,226,235
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $4,021,911,791)		4,174,216,867
NET OTHER ASSETS (LIABILITIES) - 0.4%		15,379,602
NET ASSETS - 100%		$4,189,596,469

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,121,690 or 0.2% of net assets.

 (c) Affiliated company

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $765,793,980 or 18.3% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Non-income producing - Security is in default.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$49,125
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.2829% 12/25/42	3/25/03	$88,474
Stanley Martin Communities LLC Class B	8/3/05 - 3/1/07	$4,244,623

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$95,638
Fidelity Securities Lending Cash Central Fund	5,589
Total	$101,227

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Realty Trust (SBI)	$119,299,759	$--	$--	$895,308	$122,694,468
Arbor Realty Trust, Inc.	20,991,789	--	--	460,346	19,181,094
Arbor Realty Trust, Inc. 7.375%	10,597,189	--	--	198,482	10,765,125
Arbor Realty Trust, Inc. Series A, 8.25%	4,814,206	--	--	97,499	4,702,643
Arbor Realty Trust, Inc. Series B, 7.75%	5,940,000	--	--	116,250	5,817,600
Arbor Realty Trust, Inc. Series C, 8.50%	2,578,000	--	--	53,125	2,533,000
Total	$164,220,943	$--	$--	$1,821,010	$165,693,930

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$8,733,258	$1,658,975	$--	$7,074,283
Financials	2,142,909,993	2,108,086,593	34,823,398	2
Corporate Bonds	813,509,481	--	813,047,965	461,516
Asset-Backed Securities	88,693,726	--	83,749,123	4,944,603
Collateralized Mortgage Obligations	9,853,058	--	9,429,331	423,727
Commercial Mortgage Securities	592,677,886	--	592,656,012	21,874
Bank Loan Obligations	284,203,060	--	267,731,944	16,471,116
Preferred Securities	410,170	--	--	410,170
Money Market Funds	233,226,235	233,226,235	--	--
Total Investments in Securities:	$4,174,216,867	$2,342,971,803	$1,801,437,773	$29,807,291

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $4,023,108,287. Net unrealized appreciation aggregated $151,108,580, of which $355,704,362 related to appreciated investment securities and $204,595,782 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Blue Chip Growth Fund

October 31, 2015

1.967991.101
XS1-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 25.5%
Auto Components - 0.3%
Delphi Automotive PLC	103,000	$8,568,570
Magna International, Inc. Class A (sub. vtg.)	200,250	10,560,753
		19,129,323
Automobiles - 1.0%
Renault SA	76,300	7,193,029
Tesla Motors, Inc. (a)(b)	292,537	60,534,681
		67,727,710
Diversified Consumer Services - 0.0%
2U, Inc. (a)	51,500	1,080,470
Hotels, Restaurants & Leisure - 5.5%
Buffalo Wild Wings, Inc. (a)	161,214	24,870,484
Chipotle Mexican Grill, Inc. (a)	77,000	49,297,710
Dave & Buster's Entertainment, Inc.	424,800	16,388,784
Domino's Pizza, Inc.	123,600	13,184,412
Extended Stay America, Inc. unit	210,120	4,034,304
Hilton Worldwide Holdings, Inc.	1,194,000	29,838,060
Las Vegas Sands Corp.	213,100	10,550,581
McDonald's Corp.	814,600	91,438,850
MGM Mirage, Inc. (a)	149,200	3,459,948
Papa John's International, Inc.	140,600	9,865,902
Starbucks Corp.	1,457,520	91,197,026
Starwood Hotels & Resorts Worldwide, Inc.	30,500	2,436,035
Whitbread PLC	88,716	6,791,729
Wingstop, Inc. (b)	128,800	2,979,144
Zoe's Kitchen, Inc. (a)(b)	57,000	1,962,510
		358,295,479
Household Durables - 0.9%
GoPro, Inc. Class A (a)	22,200	555,000
Jarden Corp. (a)	188,800	8,458,240
Sony Corp.	479,100	13,618,623
Sony Corp. sponsored ADR	258,900	7,352,760
Tempur Sealy International, Inc. (a)	54,900	4,273,416
TRI Pointe Homes, Inc. (a)	125,800	1,632,884
Whirlpool Corp.	137,300	21,987,222
		57,878,145
Internet & Catalog Retail - 6.6%
Amazon.com, Inc. (a)	462,780	289,654,002
Ctrip.com International Ltd. sponsored ADR (a)	109,943	10,221,401
Expedia, Inc.	33,000	4,497,900
Groupon, Inc. Class A (a)(b)	3,081,000	11,430,510
JD.com, Inc. sponsored ADR (a)	123,500	3,411,070
Netflix, Inc. (a)	407,346	44,148,159
Priceline Group, Inc. (a)	40,500	58,896,720
The Honest Co., Inc. (a)(c)	71,609	3,276,470
		425,536,232
Leisure Products - 0.3%
Hasbro, Inc.	193,900	14,897,337
Spin Master Corp. (a)	148,900	2,475,593
		17,372,930
Media - 1.8%
CBS Corp. Class B	130,200	6,056,904
Charter Communications, Inc. Class A (a)	10,300	1,966,682
Comcast Corp. Class A (special) (non-vtg.)	21,100	1,323,181
DreamWorks Animation SKG, Inc. Class A (a)(b)	180,000	3,643,200
Lions Gate Entertainment Corp.	80,800	3,148,776
Naspers Ltd. Class N	62,500	9,154,383
Starz Series A (a)	82,300	2,757,873
The Walt Disney Co.	717,517	81,610,384
Time Warner Cable, Inc.	6,900	1,306,860
Time Warner, Inc.	35,400	2,667,036
Twenty-First Century Fox, Inc. Class A	22,200	681,318
		114,316,597
Multiline Retail - 1.2%
B&M European Value Retail S.A.	1,452,594	7,465,889
Burlington Stores, Inc. (a)	156,300	7,514,904
Dollar Tree, Inc. (a)	213,100	13,955,919
Target Corp.	603,741	46,596,730
		75,533,442
Specialty Retail - 5.1%
AutoZone, Inc. (a)	5,400	4,235,814
Five Below, Inc. (a)	238,500	8,190,090
Home Depot, Inc.	922,300	114,033,172
Inditex SA	179,657	6,737,778
L Brands, Inc.	347,714	33,373,590
O'Reilly Automotive, Inc. (a)	10,000	2,762,600
Restoration Hardware Holdings, Inc. (a)(b)	789,618	81,401,720
Ross Stores, Inc.	299,876	15,167,728
Signet Jewelers Ltd.	146,200	22,067,428
TJX Companies, Inc.	439,100	32,137,729
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	49,700	8,645,812
		328,753,461
Textiles, Apparel & Luxury Goods - 2.8%
adidas AG	246,600	22,099,918
Columbia Sportswear Co.	260,200	14,271,970
G-III Apparel Group Ltd. (a)	107,500	5,922,175
Hanesbrands, Inc.	193,000	6,164,420
Kate Spade & Co. (a)	59,700	1,072,809
lululemon athletica, Inc. (a)	458,300	22,534,611
NIKE, Inc. Class B	324,400	42,506,132
PVH Corp.	209,700	19,072,215
Regina Miracle International Holdings Ltd.	1,958,693	1,775,975
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	778,500	24,289,200
Steven Madden Ltd. (a)	35,300	1,230,205
Tory Burch LLC unit (c)(d)	106,817	7,639,859
Under Armour, Inc. Class A (sub. vtg.) (a)	121,000	11,504,680
VF Corp.	77,100	5,205,792
		185,289,961

TOTAL CONSUMER DISCRETIONARY		1,650,913,750

CONSUMER STAPLES - 9.2%
Beverages - 2.4%
Anheuser-Busch InBev SA NV ADR	80,000	9,546,400
Coca-Cola Bottling Co. Consolidated	9,500	2,006,495
Constellation Brands, Inc. Class A (sub. vtg.)	70,900	9,557,320
Monster Beverage Corp. (a)	320,681	43,715,234
PepsiCo, Inc.	284,986	29,122,719
The Coca-Cola Co.	1,486,281	62,944,000
		156,892,168
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	235,400	37,221,448
CVS Health Corp.	492,400	48,639,272
Kroger Co.	838,118	31,680,860
Sprouts Farmers Market LLC (a)	535,723	10,918,035
Walgreens Boots Alliance, Inc.	162,200	13,735,096
Whole Foods Market, Inc.	302,260	9,055,710
		151,250,421
Food Products - 2.0%
Associated British Foods PLC	336,400	17,917,431
Blue Buffalo Pet Products, Inc. (a)(b)	79,900	1,433,406
Edita Food Industries SAE GDR (a)(e)	44,600	847,400
Keurig Green Mountain, Inc.	914,700	46,421,025
Mead Johnson Nutrition Co. Class A	75,200	6,166,400
Mondelez International, Inc.	919,200	42,430,272
The Hain Celestial Group, Inc. (a)	205,400	10,239,190
WhiteWave Foods Co. (a)	116,229	4,763,064
		130,218,188
Household Products - 0.1%
Procter & Gamble Co.	68,900	5,262,582
Personal Products - 1.8%
Edgewell Personal Care Co. (a)	99,400	8,420,174
Estee Lauder Companies, Inc. Class A	185,700	14,941,422
Herbalife Ltd. (a)	948,238	53,139,258
Nu Skin Enterprises, Inc. Class A (b)	1,073,800	41,029,898
		117,530,752
Tobacco - 0.5%
Imperial Tobacco Group PLC	65,898	3,554,577
Reynolds American, Inc.	595,200	28,760,064
		32,314,641

TOTAL CONSUMER STAPLES		593,468,752

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp.	83,378	5,576,321
Cimarex Energy Co.	115,030	13,580,442
Continental Resources, Inc. (a)	241,464	8,188,044
EOG Resources, Inc.	188,426	16,176,372
Noble Energy, Inc.	96,905	3,473,075
Pioneer Natural Resources Co.	112,800	15,469,392
SM Energy Co.	366,400	12,219,440
Whiting Petroleum Corp. (a)	395,200	6,809,296
		81,492,382
FINANCIALS - 2.9%
Banks - 1.9%
Bank of America Corp.	1,649,000	27,670,220
Citigroup, Inc.	621,989	33,071,155
Gree Electric Appliances, Inc. ELS (BNP Paribas Arbitrage Warrant Program) warrants 12/10/15 (e)	565,800	1,544,409
HDFC Bank Ltd. sponsored ADR	229,000	14,001,060
JPMorgan Chase & Co.	688,472	44,234,326
Regions Financial Corp.	271,200	2,535,720
		123,056,890
Capital Markets - 0.8%
BlackRock, Inc. Class A	52,200	18,372,834
Charles Schwab Corp.	218,000	6,653,360
Fairfax India Holdings Corp. (a)	427,900	4,492,950
Morgan Stanley	473,300	15,604,701
The Blackstone Group LP	237,600	7,855,056
		52,978,901
Consumer Finance - 0.1%
Springleaf Holdings, Inc. (a)	74,900	3,513,559
Diversified Financial Services - 0.0%
CME Group, Inc.	32,400	3,060,828
Real Estate Investment Trusts - 0.1%
Extra Space Storage, Inc.	79,100	6,267,884

TOTAL FINANCIALS		188,878,062

HEALTH CARE - 17.2%
Biotechnology - 11.5%
AbbVie, Inc.	408,900	24,349,995
Acceleron Pharma, Inc. (a)	20,600	642,926
Aduro Biotech, Inc.	32,000	864,320
Agios Pharmaceuticals, Inc. (a)	97,900	7,132,994
Aimmune Therapeutics, Inc. (a)	126,100	1,897,805
Alexion Pharmaceuticals, Inc. (a)	172,804	30,413,504
Alkermes PLC (a)	361,500	25,999,080
Alnylam Pharmaceuticals, Inc. (a)	339,100	29,145,645
Amgen, Inc.	577,198	91,301,180
Ascendis Pharma A/S ADR	119,400	2,149,200
Avalanche Biotechnologies, Inc. (a)	40,500	341,415
Baxalta, Inc.	124,400	4,286,824
BioCryst Pharmaceuticals, Inc. (a)	334,973	3,011,407
Biogen, Inc. (a)	196,100	56,969,011
BioMarin Pharmaceutical, Inc. (a)	122,700	14,360,808
bluebird bio, Inc. (a)	111,200	8,576,856
Calithera Biosciences, Inc.	121,000	1,033,340
Catabasis Pharmaceuticals, Inc.	168,000	1,172,640
Celgene Corp. (a)	829,000	101,726,590
Cellectis SA sponsored ADR	25,300	669,185
Chiasma, Inc.	95,140	1,947,135
Chiasma, Inc. (a)	87,463	1,988,909
Chiasma, Inc. warrants	23,784	324,255
Chimerix, Inc. (a)	31,200	1,222,416
Cidara Therapeutics, Inc.	23,100	314,622
Coherus BioSciences, Inc. (b)	147,800	4,116,230
CytomX Therapeutics, Inc.	137,854	1,290,313
CytomX Therapeutics, Inc.	53,200	553,280
DBV Technologies SA sponsored ADR (a)	38,700	1,341,729
Dicerna Pharmaceuticals, Inc. (a)	78,600	787,572
Dyax Corp. (a)	52,500	1,445,325
Edge Therapeutics, Inc.	107,047	1,914,000
Esperion Therapeutics, Inc. (a)	14,600	350,400
Exelixis, Inc. (a)	1,012,000	6,092,240
FibroGen, Inc. (b)	71,900	1,675,989
Gilead Sciences, Inc.	1,089,635	117,822,233
Global Blood Therapeutics, Inc. (a)(b)	157,915	7,363,576
Heron Therapeutics, Inc. (a)	25,300	693,726
Incyte Corp. (a)	26,700	3,138,051
Intercept Pharmaceuticals, Inc. (a)	54,000	8,488,800
Intrexon Corp. (a)(b)	155,100	5,211,360
Ironwood Pharmaceuticals, Inc. Class A (a)	442,916	5,031,526
Isis Pharmaceuticals, Inc. (a)	62,200	2,994,930
Juno Therapeutics, Inc.	46,800	2,422,368
Kite Pharma, Inc. (a)	31,600	2,150,380
Medivation, Inc. (a)	15,600	656,136
Merrimack Pharmaceuticals, Inc. (a)	813,200	7,595,288
Mirati Therapeutics, Inc. (a)	56,996	2,016,518
Momenta Pharmaceuticals, Inc. (a)	35,500	582,555
Neurocrine Biosciences, Inc. (a)	209,200	10,269,628
Novavax, Inc. (a)	146,100	986,175
Portola Pharmaceuticals, Inc. (a)	57,800	2,751,858
ProNai Therapeutics, Inc. (a)	92,500	1,587,300
Prothena Corp. PLC (a)	36,815	1,896,341
Radius Health, Inc. (a)	30,500	1,959,015
Regeneron Pharmaceuticals, Inc. (a)	133,480	74,400,417
REGENXBIO, Inc.	37,600	581,296
Sage Therapeutics, Inc. (a)	9,100	457,093
Seattle Genetics, Inc. (a)	133,100	5,522,319
Seres Therapeutics, Inc.	17,900	530,556
Spark Therapeutics, Inc.	19,700	1,061,830
Trevena, Inc. (a)	317,700	3,056,274
Ultragenyx Pharmaceutical, Inc. (a)	24,400	2,424,140
uniQure B.V. (a)	146,459	2,596,718
Versartis, Inc. (a)	77,300	798,509
Vertex Pharmaceuticals, Inc. (a)	290,600	36,249,444
Xencor, Inc. (a)	37,200	402,876
		745,108,376
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	992,100	18,135,588
DexCom, Inc. (a)	16,800	1,399,776
Glaukos Corp.	57,600	1,154,304
Intuitive Surgical, Inc. (a)	35,100	17,430,660
Invuity, Inc.	163,300	2,193,119
Medtronic PLC	92,325	6,824,664
Nevro Corp.	27,900	1,137,483
Novocure Ltd.	45,600	1,024,632
Penumbra, Inc.	8,000	296,240
Zeltiq Aesthetics, Inc. (a)(b)	116,900	3,944,206
		53,540,672
Health Care Providers & Services - 0.7%
Adeptus Health, Inc. Class A (a)(b)	152,867	9,919,540
AmerisourceBergen Corp.	40,200	3,879,702
AmSurg Corp. (a)	69,200	4,850,228
Cardinal Health, Inc.	86,600	7,118,520
Cigna Corp.	29,500	3,954,180
Diplomat Pharmacy, Inc. (b)	58,800	1,652,868
McKesson Corp.	32,200	5,757,360
Teladoc, Inc. (b)	202,800	3,989,076
UnitedHealth Group, Inc.	31,500	3,710,070
		44,831,544
Health Care Technology - 0.1%
athenahealth, Inc. (a)	36,700	5,594,915
Castlight Health, Inc. Class B (a)	252,000	1,275,120
Evolent Health, Inc. (b)	77,800	999,730
		7,869,765
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	40,138	5,750,973
Lonza Group AG	14,623	2,148,070
		7,899,043
Pharmaceuticals - 4.0%
Achaogen, Inc. (a)	161,500	891,480
Allergan PLC (a)	375,772	115,914,389
Bristol-Myers Squibb Co.	603,700	39,814,015
CSPC Pharmaceutical Group Ltd.	786,000	731,802
Dermira, Inc.	161,300	4,353,487
Eli Lilly & Co.	45,300	3,695,121
Endo Health Solutions, Inc. (a)	121,000	7,258,790
GW Pharmaceuticals PLC ADR (a)	87,569	6,925,832
Intra-Cellular Therapies, Inc. (a)	24,100	1,153,185
Jazz Pharmaceuticals PLC (a)	89,400	12,272,832
Shire PLC sponsored ADR	13,700	3,110,585
Teva Pharmaceutical Industries Ltd. sponsored ADR	431,500	25,540,485
The Medicines Company (a)	154,300	5,283,232
Valeant Pharmaceuticals International, Inc. (Canada) (a)	255,000	23,799,480
ZS Pharma, Inc. (a)	81,400	5,291,814
		256,036,529

TOTAL HEALTH CARE		1,115,285,929

INDUSTRIALS - 5.2%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	283,600	29,290,208
Lockheed Martin Corp.	3,100	681,473
Raytheon Co.	6,100	716,140
The Boeing Co.	364,100	53,912,287
		84,600,108
Airlines - 1.7%
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	375,900	641,755
Delta Air Lines, Inc.	509,900	25,923,316
InterGlobe Aviation Ltd. (a)(f)	130,725	1,529,396
Southwest Airlines Co.	746,300	34,546,227
Spirit Airlines, Inc. (a)	390,100	14,480,512
United Continental Holdings, Inc. (a)	464,000	27,983,840
Wizz Air Holdings PLC	108,003	3,155,126
		108,260,172
Building Products - 0.4%
A.O. Smith Corp.	74,451	5,719,326
Builders FirstSource, Inc. (a)	130,000	1,536,600
Caesarstone Sdot-Yam Ltd.	125,200	4,445,852
Continental Building Products, Inc. (a)	271,084	4,762,946
Gibraltar Industries, Inc. (a)	58,100	1,471,092
Lennox International, Inc.	7,100	942,951
Toto Ltd.	74,500	2,525,950
Trex Co., Inc. (a)	86,400	3,375,648
		24,780,365
Commercial Services & Supplies - 0.1%
Interface, Inc.	331,500	6,480,825
Electrical Equipment - 0.4%
Acuity Brands, Inc.	63,200	13,815,520
EnerSys	21,700	1,323,483
SolarCity Corp. (a)(b)	434,426	12,880,731
		28,019,734
Industrial Conglomerates - 0.7%
Danaher Corp.	158,800	14,817,628
General Electric Co.	1,027,300	29,709,516
		44,527,144
Machinery - 0.1%
KUKA AG (b)	31,900	2,697,212
Middleby Corp. (a)	13,000	1,520,220
Rational AG	3,700	1,469,006
		5,686,438
Professional Services - 0.1%
Equifax, Inc.	7,400	788,618
Verisk Analytics, Inc. (a)	26,100	1,869,021
WageWorks, Inc. (a)	46,300	2,223,326
		4,880,965
Road & Rail - 0.0%
Canadian Pacific Railway Ltd.	9,000	1,264,722
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	611,800	18,225,522
United Rentals, Inc. (a)	100,700	7,538,402
		25,763,924
Transportation Infrastructure - 0.0%
Qingdao Port International Co. Ltd.	1,180,000	569,537

TOTAL INDUSTRIALS		334,833,934

INFORMATION TECHNOLOGY - 35.0%
Communications Equipment - 0.3%
CommScope Holding Co., Inc. (a)	120,700	3,914,301
Palo Alto Networks, Inc. (a)	33,097	5,328,617
QUALCOMM, Inc.	214,800	12,763,416
		22,006,334
Electronic Equipment & Components - 0.2%
Fitbit, Inc. (b)	298,600	12,105,244
Internet Software & Services - 13.5%
58.com, Inc. ADR (a)	97,200	5,102,028
Akamai Technologies, Inc. (a)	213,636	12,993,342
Alibaba Group Holding Ltd. sponsored ADR (a)	537,000	45,016,710
Alphabet, Inc.:
Class A (a)	524,413	386,696,898
Class C	101,453	72,113,807
Facebook, Inc. Class A (a)	2,137,155	217,925,695
Gogo, Inc. (a)(b)	550,000	7,771,500
HomeAway, Inc. (a)	518,500	16,363,860
JUST EAT Ltd. (a)	1,201,803	7,892,500
LinkedIn Corp. Class A (a)	52,800	12,717,936
New Relic, Inc.	8,700	344,955
Rackspace Hosting, Inc. (a)	1,396,695	36,104,566
Tencent Holdings Ltd.	934,000	17,605,320
Twitter, Inc. (a)	1,115,400	31,744,284
Yelp, Inc. (a)(b)	166,500	3,704,625
		874,098,026
IT Services - 4.8%
Alliance Data Systems Corp. (a)	26,900	7,997,639
Cognizant Technology Solutions Corp. Class A (a)	1,057,448	72,022,783
EOH Holdings Ltd.	78,500	867,873
Gartner, Inc. Class A (a)	15,000	1,360,050
MasterCard, Inc. Class A	798,100	79,003,919
PayPal Holdings, Inc. (a)	408,700	14,717,287
Sabre Corp.	400,300	11,736,796
Total System Services, Inc.	55,700	2,921,465
Visa, Inc. Class A	1,529,448	118,654,576
		309,282,388
Semiconductors & Semiconductor Equipment - 4.8%
Analog Devices, Inc.	1,177,788	70,808,615
Avago Technologies Ltd.	626,400	77,128,632
Broadcom Corp. Class A	133,500	6,861,900
Cavium, Inc. (a)	338,555	24,020,477
Cirrus Logic, Inc. (a)	887,500	27,361,625
Monolithic Power Systems, Inc.	43,556	2,718,766
NVIDIA Corp.	582,618	16,528,873
NXP Semiconductors NV (a)	963,169	75,464,291
Skyworks Solutions, Inc.	49,700	3,838,828
SunEdison, Inc. (a)(b)	715,900	5,226,070
		309,958,077
Software - 6.2%
1-Page Ltd. (a)(b)	1,067,933	3,592,499
Activision Blizzard, Inc.	2,509,728	87,238,145
Adobe Systems, Inc. (a)	284,020	25,181,213
Appirio, Inc. (c)	43,764	213,131
Citrix Systems, Inc. (a)	64,300	5,279,030
Electronic Arts, Inc. (a)	938,600	67,644,902
Ellie Mae, Inc. (a)	71,100	5,188,878
HubSpot, Inc.	17,800	923,464
Imperva, Inc. (a)	18,400	1,299,408
Intuit, Inc.	48,200	4,696,126
Kingdee International Software Group Co. Ltd.	3,138,000	1,290,531
Microsoft Corp.	420,600	22,140,384
Mobileye NV (a)(b)	141,600	6,445,632
Nintendo Co. Ltd.	40,100	6,410,651
Paycom Software, Inc. (a)(b)	54,600	2,075,346
Qlik Technologies, Inc. (a)	301,400	9,454,918
Red Hat, Inc. (a)	140,500	11,114,955
Salesforce.com, Inc. (a)	1,562,604	121,429,957
Tableau Software, Inc. (a)	78,400	6,582,464
Workday, Inc. Class A (a)	69,500	5,488,415
Zendesk, Inc. (a)	242,500	4,879,100
Zynga, Inc. (a)	263,009	623,331
		399,192,480
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	2,633,834	314,743,163
Nimble Storage, Inc. (a)	161,300	3,645,380
SanDisk Corp.	51,800	3,988,600
Seagate Technology LLC	126,800	4,826,008
Western Digital Corp.	147,500	9,855,950
		337,059,101

TOTAL INFORMATION TECHNOLOGY		2,263,701,650

MATERIALS - 1.1%
Chemicals - 0.9%
Ashland, Inc.	46,800	5,134,896
CF Industries Holdings, Inc.	895,700	45,474,689
E.I. du Pont de Nemours & Co.	24,900	1,578,660
LyondellBasell Industries NV Class A	22,000	2,044,020
PPG Industries, Inc.	28,700	2,992,262
		57,224,527
Construction Materials - 0.1%
Eagle Materials, Inc.	97,100	6,411,513
Martin Marietta Materials, Inc.	3,900	605,085
Vulcan Materials Co.	6,700	647,086
		7,663,684
Containers & Packaging - 0.1%
Sealed Air Corp.	165,300	8,119,536

TOTAL MATERIALS		73,007,747

TOTAL COMMON STOCKS
(Cost $5,006,229,206)		6,301,582,206

Preferred Stocks - 2.7%
Convertible Preferred Stocks - 2.6%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
The Honest Co., Inc.:
Series C (a)(c)	167,087	7,645,066
Series D (c)	27,712	1,267,963
		8,913,029
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (c)	285,138	3,800,006
Food Products - 0.0%
BLUE BOTTLE Coffee, Inc. Series C (c)	234,006	3,149,721
Tobacco - 0.1%
PAX Labs, Inc. Series C (c)	945,100	3,648,086
TOTAL CONSUMER STAPLES		10,597,813
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (c)	1,527,120	5,054,767
HEALTH CARE - 0.1%
Biotechnology - 0.1%
AC Immune SA Series E (c)	769	1,852,567
Editas Medicine, Inc. Series B (c)	250,353	1,126,589
Gensight Biologics Series B (c)	154,470	1,138,082
Immunocore Ltd. Series A (c)	4,035	752,228
Intellia Therapeutics, Inc. Series B (c)	198,515	1,042,204
Pronutria Biosciences, Inc. Series C (c)	248,015	2,499,991
		8,411,661
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (c)	42,650	3,795,850
Professional Services - 0.0%
YourPeople, Inc. Series C (c)	253,888	2,005,715
TOTAL INDUSTRIALS		5,801,565
INFORMATION TECHNOLOGY - 2.0%
Internet Software & Services - 1.6%
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	2,578,476	102,210,789
Series E, 8.00% (c)	47,420	1,879,729
		104,090,518
IT Services - 0.2%
AppNexus, Inc. Series E (a)(c)	307,049	6,116,416
Nutanix, Inc. Series E (a)(c)	230,044	4,062,577
		10,178,993
Software - 0.2%
Appirio, Inc. Series E (c)	306,351	1,491,929
Cloudflare, Inc. Series D (c)	323,080	2,275,872
Dataminr, Inc. Series D (c)	115,901	980,673
Delphix Corp. Series D (c)	242,876	1,248,383
Snapchat, Inc. Series F (c)	247,231	6,497,231
Taboola.Com Ltd. Series E (c)	289,958	1,623,765
		14,117,853
TOTAL INFORMATION TECHNOLOGY		128,387,364

TOTAL CONVERTIBLE PREFERRED STOCKS		167,166,199

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
China Internet Plus Holdings Ltd. (c)	1,581,852	6,105,949
TOTAL PREFERRED STOCKS
(Cost $115,222,237)		173,272,148

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.18% (g)	4,556,763	4,556,763
Fidelity Securities Lending Cash Central Fund, 0.19% (g)(h)	98,156,436	98,156,436
TOTAL MONEY MARKET FUNDS
(Cost $102,713,199)		102,713,199
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $5,224,164,642)		6,577,567,553
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(109,444,774)
NET ASSETS - 100%		$6,468,122,779

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $184,401,608 or 2.9% of net assets.

 (d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,391,809 or 0.0% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AC Immune SA Series E	10/19/15	$1,852,567
Appirio, Inc.	2/12/15	$312,497
Appirio, Inc. Series E	2/12/15	$2,187,499
AppNexus, Inc. Series E	8/1/14	$6,150,867
Blue Apron, Inc. Series D	5/18/15	$3,800,006
BLUE BOTTLE Coffee, Inc. Series C	5/29/15	$7,797,080
China Internet Plus Holdings Ltd.	1/26/15	$4,999,997
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$2,010,032
Dataminr, Inc. Series D	3/6/15	$1,477,738
Delphix Corp. Series D	7/10/15	$2,185,884
Editas Medicine, Inc. Series B	8/4/15	$1,126,589
Gensight Biologics Series B	7/2/15	$1,190,323
Immunocore Ltd. Series A	7/27/15	$759,303
Intellia Therapeutics, Inc. Series B	8/20/15	$1,042,204
Nutanix, Inc. Series E	8/26/14	$3,081,784
Oportun Finance Corp. Series H	2/6/15	$4,348,169
PAX Labs, Inc. Series C	5/22/15	$3,638,635
Pronutria Biosciences, Inc. Series C	1/30/15	$2,499,991
Snapchat, Inc. Series F	3/25/15	$7,594,936
Space Exploration Technologies Corp. Series G	1/20/15	$3,303,669
Taboola.Com Ltd. Series E	12/22/14	$3,022,928
The Honest Co., Inc.	8/21/14	$1,937,546
The Honest Co., Inc. Series C	8/21/14	$4,520,923
The Honest Co., Inc. Series D	8/3/15	$1,267,963
Tory Burch LLC unit	5/14/15	$7,600,030
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$40,000,027
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$1,579,919
YourPeople, Inc. Series C	5/1/15	$3,783,205

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,252
Fidelity Securities Lending Cash Central Fund	846,228
Total	$853,480

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,665,932,728	$1,602,502,905	$37,494,516	$25,935,307
Consumer Staples	604,066,565	593,468,752	--	10,597,813
Energy	81,492,382	81,492,382	--	--
Financials	193,932,829	187,333,653	1,544,409	5,054,767
Health Care	1,123,697,590	1,110,992,424	3,969,250	8,735,916
Industrials	340,635,499	330,209,051	4,624,883	5,801,565
Information Technology	2,392,089,014	2,234,589,518	28,899,001	128,600,495
Materials	73,007,747	73,007,747	--	--
Money Market Funds	102,713,199	102,713,199	--	--
Total Investments in Securities:	$6,577,567,553	$6,316,309,631	$76,532,059	$184,725,863

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$133,080,515
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(4,480,020)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$128,600,495
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2015	$(4,480,020)
Equities - Other Investments in Securities
Beginning Balance	$62,822,943
Net Realized Gain (Loss) on Investment Securities	(1,347,394)
Net Unrealized Gain (Loss) on Investment Securities	(4,360,793)
Cost of Purchases	10,318,168
Proceeds of Sales	(11,307,556)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$56,125,368
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2015	$(5,318,069)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 10/31/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$184,725,863	Black-Scholes	Discount for lack of marketability	10.0%	Decrease
		Last transaction price	Transaction price	$4.5 - $2,409.06 / $72.46	Increase
		Market comparable	Discount for lack of marketability	15.0% - 25.0% / 17.6%	Decrease
			EV/Sales multiple	1.7 - 7.9 / 4.8	Increase
			Discount rate	10.0% - 30.0% / 13.3%	Decrease
			P/E multiple	13.5 - 16.3 / 15.6	Increase
			Premium rate	10.0% - 86.4% / 60.8%	Increase
		Probability weighting	Probability rate	40.0% - 95.0% / 67.5%	Increase
		Proposed transaction price	Transaction price	$4.97 - $8.00/ $5.44	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $5,249,303,900. Net unrealized appreciation aggregated $1,328,263,653, of which $1,567,809,718 related to appreciated investment securities and $239,546,065 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Real Estate Equity Fund

October 31, 2015

1.930458.104
SLE-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Hotels, Restaurants & Leisure - 0.9%
Hotels, Resorts & Cruise Lines - 0.9%
Hilton Worldwide Holdings, Inc.	457,900	$11,442,921
Real Estate Investment Trusts - 94.5%
REITs - Apartments - 17.6%
American Residential Properties, Inc.	226,300	3,749,791
AvalonBay Communities, Inc.	230,535	40,304,434
Equity Residential (SBI)	459,251	35,509,287
Essex Property Trust, Inc.	262,867	57,946,401
Mid-America Apartment Communities, Inc.	396,100	33,743,759
UDR, Inc.	1,320,700	45,511,322
		216,764,994
REITs - Diversified - 4.6%
Cousins Properties, Inc.	1,787,126	17,942,745
Digital Realty Trust, Inc.	126,900	9,385,524
DuPont Fabros Technology, Inc.	436,100	13,994,449
Liberty Property Trust (SBI)	242,400	8,246,448
Vornado Realty Trust	66,100	6,646,355
		56,215,521
REITs - Health Care - 10.1%
HCP, Inc.	799,459	29,739,875
Healthcare Realty Trust, Inc.	870,000	22,933,200
Healthcare Trust of America, Inc.	139,300	3,664,983
Sabra Health Care REIT, Inc.	498,313	11,301,739
Ventas, Inc.	862,737	46,346,232
Welltower, Inc.	160,849	10,434,275
		124,420,304
REITs - Hotels - 5.1%
Ashford Hospitality Prime, Inc.	292,483	4,299,500
FelCor Lodging Trust, Inc.	3,043,713	24,501,890
Host Hotels & Resorts, Inc.	1,425,500	24,703,915
Pebblebrook Hotel Trust	207,700	7,099,186
RLJ Lodging Trust	98,200	2,463,838
		63,068,329
REITs - Management/Investment - 0.4%
Coresite Realty Corp.	88,800	4,879,560
REITs - Manufactured Homes - 2.1%
Equity Lifestyle Properties, Inc.	30,200	1,826,496
Sun Communities, Inc.	357,455	23,956,634
		25,783,130
REITs - Office Property - 15.5%
Alexandria Real Estate Equities, Inc.	242,408	21,753,694
Boston Properties, Inc.	545,049	68,594,417
Mack-Cali Realty Corp.	1,223,900	26,632,064
New York (REIT), Inc.	287,300	3,275,220
Parkway Properties, Inc.	1,099,693	18,397,864
SL Green Realty Corp.	448,032	53,145,556
		191,798,815
REITs - Regional Malls - 16.6%
CBL & Associates Properties, Inc.	651,200	9,494,496
General Growth Properties, Inc.	545,100	15,780,645
Simon Property Group, Inc.	746,423	150,374,377
Taubman Centers, Inc.	147,922	11,387,036
The Macerich Co.	210,900	17,871,666
		204,908,220
REITs - Shopping Centers - 8.8%
Cedar Shopping Centers, Inc.	1,732,284	12,108,665
Federal Realty Investment Trust (SBI)	276,252	39,639,399
Kite Realty Group Trust	400,250	10,570,603
Ramco-Gershenson Properties Trust (SBI)	513,921	8,633,873
Urban Edge Properties	1,501,750	35,651,545
WP Glimcher, Inc.	222,668	2,587,402
		109,191,487
REITs - Storage - 8.9%
Extra Space Storage, Inc.	630,200	49,937,048
Public Storage	262,487	60,230,267
		110,167,315
REITs - Warehouse/Industrial - 4.8%
DCT Industrial Trust, Inc.	1,003,575	37,252,704
Prologis, Inc.	349,706	14,942,937
Terreno Realty Corp.	323,067	7,230,239
		59,425,880

TOTAL REAL ESTATE INVESTMENT TRUSTS		1,166,623,555

Real Estate Management & Development - 2.1%
Real Estate Operating Companies - 2.1%
Forest City Enterprises, Inc. Class A (a)	1,167,142	25,793,838
TOTAL COMMON STOCKS
(Cost $982,963,568)		1,203,860,314

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.18% (b)
(Cost $34,097,319)	34,097,319	34,097,319
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $1,017,060,887)		1,237,957,633
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,311,299)
NET ASSETS - 100%		$1,234,646,334

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,960
Fidelity Securities Lending Cash Central Fund	240
Total	$8,200

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $1,018,880,039. Net unrealized appreciation aggregated $219,077,594, of which $236,409,113 related to appreciated investment securities and $17,331,519 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Real Estate Income Fund

October 31, 2015

1.924315.104
SRE-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 14.7%
	Shares	Value
FINANCIALS - 14.7%
Capital Markets - 0.1%
Ellington Financial LLC	60,700	$1,092,600
Real Estate Investment Trusts - 14.4%
Acadia Realty Trust (SBI)	456,500	15,014,285
American Campus Communities, Inc.	25,200	1,022,364
American Tower Corp.	16,100	1,645,903
Annaly Capital Management, Inc.	155,500	1,547,225
Anworth Mortgage Asset Corp.	191,300	912,501
Apartment Investment & Management Co. Class A	94,300	3,695,617
Arbor Realty Trust, Inc.	224,900	1,405,625
AvalonBay Communities, Inc.	12,000	2,097,960
Care Capital Properties, Inc.	8,200	270,190
CBL & Associates Properties, Inc.	254,700	3,713,526
Cedar Shopping Centers, Inc.	41,700	291,483
Chambers Street Properties	24,200	171,336
Chimera Investment Corp.	10,400	146,432
Community Healthcare Trust, Inc.	24,400	446,764
CYS Investments, Inc.	178,800	1,380,336
Douglas Emmett, Inc.	32,100	980,655
Dynex Capital, Inc.	228,300	1,513,629
EastGroup Properties, Inc.	8,100	454,896
Equity Lifestyle Properties, Inc.	294,400	17,805,308
Extra Space Storage, Inc.	30,900	2,448,516
First Potomac Realty Trust	120,400	1,419,516
Five Oaks Investment Corp.	15,700	104,562
Hatteras Financial Corp.	70,600	1,010,286
Invesco Mortgage Capital, Inc.	85,800	1,033,890
Lexington Corporate Properties Trust	440,200	3,891,368
LTC Properties, Inc.	9,300	398,505
MFA Financial, Inc.	1,703,000	11,784,760
Mid-America Apartment Communities, Inc.	58,100	4,949,539
Monmouth Real Estate Investment Corp. Class A	54,300	565,263
National Retail Properties, Inc.	25,000	950,000
New Senior Investment Group, Inc.	164,499	1,648,280
Newcastle Investment Corp.	153,599	755,707
NorthStar Realty Finance Corp.	12,300	147,723
Potlatch Corp.	50,900	1,590,116
Sabra Health Care REIT, Inc.	95,800	2,172,744
Select Income REIT	44,200	892,840
Senior Housing Properties Trust (SBI)	257,500	3,911,425
Simon Property Group, Inc.	10,800	2,175,768
Store Capital Corp.	48,300	1,094,961
Terreno Realty Corp.	181,061	4,052,145
The Macerich Co.	13,700	1,160,938
Two Harbors Investment Corp.	206,200	1,744,452
Ventas, Inc.	118,200	6,349,704
VEREIT, Inc.	85,800	708,708
Weyerhaeuser Co.	75,000	2,199,750
WP Carey, Inc.	82,400	5,221,688
WP Glimcher, Inc.	55,950	650,139
		119,549,328
Real Estate Management & Development - 0.2%
Kennedy-Wilson Holdings, Inc.	64,700	1,586,444

TOTAL FINANCIALS		122,228,372

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Chartwell Retirement Residence (a)(b)	14,700	142,211
TOTAL COMMON STOCKS
(Cost $103,440,264)		122,370,583

Preferred Stocks - 25.5%
Convertible Preferred Stocks - 0.6%
FINANCIALS - 0.6%
Real Estate Investment Trusts - 0.6%
FelCor Lodging Trust, Inc. Series A, 1.95%	1,895	47,375
Lexington Corporate Properties Trust Series C, 6.50%	70,019	3,395,922
Weyerhaeuser Co. Series A, 6.375%	32,000	1,606,000
		5,049,297
Nonconvertible Preferred Stocks - 24.9%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Red Lion Hotels Capital Trust 9.50%	47,402	1,225,342
FINANCIALS - 24.7%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	31,528	713,163
Real Estate Investment Trusts - 24.4%
AG Mortgage Investment Trust, Inc.:
8.00%	132,104	3,122,939
8.25%	300	7,230
Alexandria Real Estate Equities, Inc. Series E, 6.45%	24,001	616,106
American Capital Agency Corp.:
8.00%	120,000	3,121,200
Series B, 7.75%	16,000	395,040
American Capital Mortgage Investment Corp. Series A, 8.125%	33,100	812,274
American Homes 4 Rent:
Series A, 5.00%	238,619	5,970,247
Series B, 5.00%	134,563	3,364,075
Series C, 5.50%	138,310	3,456,367
Annaly Capital Management, Inc.:
Series A, 7.875%	150,300	3,832,650
Series C, 7.625%	24,839	610,046
Series D, 7.50%	83,513	2,026,861
Anworth Mortgage Asset Corp. Series A, 8.625%	178,800	4,541,520
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	61,725	1,609,788
Apollo Residential Mortgage, Inc. Series A, 8.00%	50,238	1,163,010
Arbor Realty Trust, Inc.:
7.375%	20,000	500,000
Series A, 8.25%	41,922	1,042,600
Series B, 7.75%	40,000	969,600
Series C, 8.50%	15,000	379,950
Armour Residential REIT, Inc. Series B, 7.875%	25,701	529,441
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	51,709	1,304,618
Series E, 9.00%	35,948	917,033
Bluerock Residental Growth (REIT), Inc. Series A 8.25% (a)	40,000	1,007,200
Brandywine Realty Trust Series E, 6.90%	21,000	543,060
Campus Crest Communities, Inc. Series A, 8.00%	132,676	3,489,379
Capstead Mortgage Corp. Series E, 7.50%	37,016	901,710
CBL & Associates Properties, Inc.:
Series D, 7.375%	67,200	1,701,504
Series E, 6.625%	45,505	1,153,552
Cedar Shopping Centers, Inc. Series B, 7.25%	113,018	2,824,320
Chesapeake Lodging Trust Series A, 7.75%	64,034	1,728,278
Colony Financial, Inc.:
7.125%	100,350	2,272,928
Series A, 8.50%	77,829	2,060,912
Series B, 7.50%	4,300	103,931
Coresite Realty Corp. Series A, 7.25%	42,600	1,107,600
Corporate Office Properties Trust Series L, 7.375%	136,869	3,527,114
CubeSmart Series A, 7.75%	40,000	1,052,400
CYS Investments, Inc.:
Series A, 7.75%	10,014	224,514
Series B, 7.50%	113,333	2,481,993
DDR Corp.:
Series J, 6.50%	70,181	1,833,128
Series K, 6.25%	25,489	657,106
Digital Realty Trust, Inc.:
Series E, 7.00%	40,181	1,039,482
Series F, 6.625%	20,000	518,800
Series G, 5.875%	28,270	686,678
Series H, 7.375%	10,000	274,500
DuPont Fabros Technology, Inc. Series B, 7.625%	73,798	1,881,849
Dynex Capital, Inc.:
Series A, 8.50%	96,313	2,372,189
Series B, 7.625%	47,335	1,097,225
Equity Commonwealth Series E, 7.25%	200,160	5,122,094
Equity Lifestyle Properties, Inc. Series C, 6.75%	182,313	4,679,975
Essex Property Trust, Inc. Series H, 7.125%	8,100	208,413
First Potomac Realty Trust 7.75%	127,746	3,280,517
Five Oaks Investment Corp. Series A, 8.75%	48,000	947,040
General Growth Properties, Inc. Series A, 6.375%	34,690	899,512
Gladstone Commercial Corp. Series C, 7.125%	67,762	1,733,352
Hatteras Financial Corp. Series A, 7.625%	89,188	2,136,053
Hersha Hospitality Trust Series B, 8.00%	18,928	479,446
Hospitality Properties Trust Series D, 7.125%	40,200	1,059,270
Hudson Pacific Properties, Inc. 8.375%	84,787	2,151,894
Inland Real Estate Corp.:
Series A, 8.125%	207,500	5,303,700
Series B, 6.95%	46,000	1,159,200
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	30,151	699,503
Series B, 7.75%	170,898	3,954,580
Investors Real Estate Trust Series B, 7.95%	33,428	862,442
iStar Financial, Inc.:
Series D, 8.00%	14,410	341,373
Series E, 7.875%	32,306	755,637
Series F, 7.80%	137,364	3,182,724
Series G, 7.65%	84,000	1,921,920
Kilroy Realty Corp.:
Series G, 6.875%	20,300	521,304
Series H, 6.375%	31,704	788,161
Kite Realty Group Trust 8.25%	4,100	104,550
LaSalle Hotel Properties:
Series H, 7.50%	37,192	943,933
Series I, 6.375%	47,339	1,192,469
LBA Realty Fund II Series B, 7.625%	118,900	2,753,284
MFA Financial, Inc.:
8.00%	108,747	2,778,486
Series B, 7.50%	188,749	4,675,313
Monmouth Real Estate Investment Corp. Series B, 7.875%	30,000	788,400
National Retail Properties, Inc.:
5.70%	46,124	1,160,480
Series D, 6.625%	46,667	1,234,809
New York Mortgage Trust, Inc.:
7.875%	101,433	2,109,806
Series B, 7.75%	70,013	1,536,785
NorthStar Realty Finance Corp.:
Series A 8.75%	1,500	36,600
Series B, 8.25%	77,484	1,830,172
Series C, 8.875%	110,050	2,684,120
Series D, 8.50%	45,035	1,062,376
Series E, 8.75%	70,920	1,705,626
Pebblebrook Hotel Trust:
Series A, 7.875%	119,000	3,042,830
Series B, 8.00%	37,400	966,416
Series C, 6.50%	71,026	1,775,650
Pennsylvania (REIT) 7.375%	55,408	1,415,120
Prologis, Inc. Series Q, 8.54%	15,800	1,018,607
PS Business Parks, Inc.:
Series S, 6.45%	5,665	148,196
Series T, 6.00%	26,000	674,180
Series U, 5.75%	102,483	2,530,305
Public Storage 6.375%	24,000	642,000
RAIT Financial Trust:
7.125%	82,863	1,894,248
7.625%	46,080	990,259
Regency Centers Corp.:
Series 6, 6.625%	31,239	811,589
Series 7, 6.00%	32,000	808,000
Retail Properties America, Inc. 7.00%	83,617	2,115,510
Sabra Health Care REIT, Inc. Series A, 7.125%	84,810	2,172,832
Saul Centers, Inc. Series C, 6.875%	69,596	1,785,833
Senior Housing Properties Trust 5.625%	30,266	747,268
Stag Industrial, Inc.:
Series A, 9.00%	280,000	7,476,000
Series B, 6.625%	10,000	247,500
Summit Hotel Properties, Inc. Series A, 9.25%	173,700	4,637,790
Sun Communities, Inc. Series A, 7.125%	59,000	1,518,660
Sunstone Hotel Investors, Inc. Series D, 8.00%	32,939	839,615
Taubman Centers, Inc. Series K, 6.25%	19,561	500,175
Terreno Realty Corp. Series A, 7.75%	81,048	2,082,123
UMH Properties, Inc.:
8.00% (a)	120,000	3,168,000
Series A, 8.25%	97,031	2,502,429
Urstadt Biddle Properties, Inc.:
6.75%	33,500	856,595
Series F, 7.125%	30,000	792,900
VEREIT, Inc. Series F, 6.70%	253,683	6,293,875
Wells Fargo Real Estate Investment Corp. 6.375%	37,000	976,060
Welltower, Inc. 6.50%	33,400	886,770
WP Glimcher, Inc.:
6.875%	3,183	81,198
7.50%	53,575	1,384,914
		203,402,713
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	55,054	1,439,112
TOTAL FINANCIALS		205,554,988

TOTAL NONCONVERTIBLE PREFERRED STOCKS		206,780,330

TOTAL PREFERRED STOCKS
(Cost $205,958,324)		211,829,627
	Principal Amount	Value

Corporate Bonds - 26.0%
Convertible Bonds - 6.2%
FINANCIALS - 6.2%
Consumer Finance - 0.3%
Zais Financial Partners LP 8% 11/15/16 (b)	3,000,000	2,848,125
Diversified Financial Services - 0.9%
RWT Holdings, Inc. 5.625% 11/15/19 (b)	8,460,000	7,865,685
Real Estate Investment Trusts - 4.1%
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19	1,180,000	1,182,950
Ares Commercial Real Estate Corp. 7% 12/15/15	2,300,000	2,289,938
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18	7,250,000	7,589,844
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (b)	3,000,000	2,979,375
Colony Financial, Inc.:
3.875% 1/15/21	2,090,000	2,010,319
5% 4/15/23	330,000	327,319
PennyMac Corp. 5.375% 5/1/20	5,762,000	5,214,610
RAIT Financial Trust 4% 10/1/33	7,370,000	6,172,375
Redwood Trust, Inc. 4.625% 4/15/18	2,200,000	2,070,750
Resource Capital Corp.:
6% 12/1/18	690,000	631,350
8% 1/15/20	2,150,000	2,052,541
Spirit Realty Capital, Inc. 3.75% 5/15/21	500,000	479,375
Starwood Property Trust, Inc. 3.75% 10/15/17	650,000	644,719
Starwood Waypoint Residential 4.5% 10/15/17	390,000	399,506
		34,044,971
Real Estate Management & Development - 0.2%
Extra Space Storage LP 3.125% 10/1/35 (b)	1,200,000	1,270,500
Thrifts & Mortgage Finance - 0.7%
IAS Operating Partnership LP 5% 3/15/18 (b)	6,370,000	6,007,706
TOTAL FINANCIALS		52,036,987
Nonconvertible Bonds - 19.8%
CONSUMER DISCRETIONARY - 6.4%
Hotels, Restaurants & Leisure - 0.7%
FelCor Lodging LP 6% 6/1/25	1,380,000	1,428,300
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	1,555,000	1,627,572
Times Square Hotel Trust 8.528% 8/1/26 (b)	2,433,045	2,954,007
		6,009,879
Household Durables - 5.7%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)	2,100,000	1,942,500
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	1,060,000	1,041,450
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)	2,000,000	1,920,000
6.5% 12/15/20 (b)	395,000	395,988
Calatlantic Group, Inc.:
5.875% 11/15/24	630,000	661,500
8.375% 5/15/18	6,267,000	7,207,050
10.75% 9/15/16	1,914,000	2,052,765
D.R. Horton, Inc.:
4.375% 9/15/22	825,000	841,500
5.75% 8/15/23	490,000	535,325
6.5% 4/15/16	811,000	825,193
KB Home:
8% 3/15/20	2,395,000	2,604,563
9.1% 9/15/17	1,185,000	1,309,425
Lennar Corp.:
4.125% 12/1/18	1,220,000	1,247,450
4.5% 6/15/19	400,000	415,000
6.95% 6/1/18	1,720,000	1,872,650
M/I Homes, Inc. 8.625% 11/15/18	6,764,000	6,907,735
Meritage Homes Corp.:
6% 6/1/25	2,085,000	2,137,125
7% 4/1/22	2,005,000	2,195,475
7.15% 4/15/20	1,940,000	2,114,600
Ryland Group, Inc.:
6.625% 5/1/20	445,000	492,838
8.4% 5/15/17	1,446,000	1,572,525
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)	760,000	769,500
William Lyon Homes, Inc.:
7% 8/15/22	820,000	849,725
7% 8/15/22 (b)	425,000	440,406
8.5% 11/15/20	4,320,000	4,644,000
		46,996,288
Media - 0.0%
Outfront Media Capital LLC / Corp. 5.625% 2/15/24 (b)	240,000	249,751
TOTAL CONSUMER DISCRETIONARY		53,255,918
FINANCIALS - 12.0%
Diversified Financial Services - 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	820,000	844,600
6% 8/1/20	3,500,000	3,653,125
		4,497,725
Real Estate Investment Trusts - 8.4%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	1,000,000	999,087
ARC Properties Operating Partnership LP 4.6% 2/6/24	305,000	296,231
CBL & Associates LP 5.25% 12/1/23	2,000,000	2,049,072
Commercial Net Lease Realty, Inc. 6.15% 12/15/15	917,000	921,918
Crown Castle International Corp. 5.25% 1/15/23	1,500,000	1,614,375
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	1,590,000	1,630,545
CubeSmart LP 4.8% 7/15/22	1,000,000	1,078,531
DCT Industrial Operating Partnership LP 4.5% 10/15/23	2,000,000	2,012,882
DDR Corp.:
7.5% 7/15/18	2,407,000	2,737,421
9.625% 3/15/16	2,254,000	2,321,593
DuPont Fabros Technology LP 5.875% 9/15/21	2,000,000	2,100,000
Equity One, Inc.:
6% 9/15/16	811,000	843,451
6.25% 1/15/17	811,000	850,627
HCP, Inc. 4% 6/1/25	2,000,000	1,965,870
Health Care Property Investors, Inc. 6.3% 9/15/16	3,850,000	4,007,157
Health Care REIT, Inc.:
4% 6/1/25	1,010,000	1,002,945
4.125% 4/1/19	1,000,000	1,054,136
Healthcare Realty Trust, Inc. 3.75% 4/15/23	801,000	784,451
Highwoods/Forsyth LP:
3.625% 1/15/23	393,000	392,411
5.85% 3/15/17	2,593,000	2,725,194
Hospitality Properties Trust:
5% 8/15/22	823,000	850,045
5.625% 3/15/17	1,248,000	1,300,598
6.7% 1/15/18	811,000	866,725
HRPT Properties Trust 6.25% 8/15/16	4,000,000	4,048,480
iStar Financial, Inc.:
3.875% 7/1/16	525,000	522,375
4% 11/1/17	2,500,000	2,443,750
5% 7/1/19	2,500,000	2,446,875
5.85% 3/15/17	825,000	841,500
5.875% 3/15/16	6,800,000	6,868,000
7.125% 2/15/18	1,010,000	1,044,088
9% 6/1/17	2,430,000	2,575,800
Lexington Corporate Properties Trust 4.25% 6/15/23	2,500,000	2,470,883
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22	1,685,000	1,760,825
National Retail Properties, Inc. 6.875% 10/15/17	1,621,000	1,770,156
Omega Healthcare Investors, Inc.:
4.5% 4/1/27 (b)	455,000	434,153
4.95% 4/1/24	627,000	637,697
Potlatch Corp. 7.5% 11/1/19	811,000	896,155
Prologis LP 7.625% 7/1/17	1,268,000	1,381,122
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	811,000	959,398
Senior Housing Properties Trust:
4.75% 5/1/24	849,000	839,611
6.75% 4/15/20	576,000	641,047
6.75% 12/15/21	2,000,000	2,218,428
United Dominion Realty Trust, Inc. 5.25% 1/15/16	811,000	816,679
		70,022,287
Real Estate Management & Development - 2.4%
Brandywine Operating Partnership LP 6% 4/1/16	811,000	825,572
CBRE Group, Inc.:
5% 3/15/23	1,225,000	1,244,275
5.25% 3/15/25	625,000	635,794
First Industrial LP 5.75% 1/15/16	811,000	817,065
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (b)	2,130,000	2,161,950
Host Hotels & Resorts LP 6% 10/1/21	485,000	541,113
Howard Hughes Corp. 6.875% 10/1/21 (b)	3,115,000	3,239,600
Hunt Companies, Inc. 9.625% 3/1/21 (b)	1,540,000	1,451,450
Kennedy-Wilson, Inc. 5.875% 4/1/24	3,030,000	3,003,488
Mid-America Apartments LP:
3.75% 6/15/24	337,000	329,923
6.05% 9/1/16	1,216,000	1,258,547
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.5% 4/15/19 (b)	1,005,000	1,035,150
5.25% 12/1/21 (b)	1,280,000	1,328,000
Regency Centers LP 5.875% 6/15/17	486,000	516,248
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	495,000	487,575
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	597,000	625,368
		19,501,118
Thrifts & Mortgage Finance - 0.7%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (b)	1,025,000	1,068,563
Ocwen Financial Corp. 7.125% 5/15/19 (b)(c)	4,740,000	4,325,250
		5,393,813
TOTAL FINANCIALS		99,414,943
HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	3,500,000	3,635,625
5.5% 2/1/21	4,450,000	4,648,915
		8,284,540
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17	785,000	788,925
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22 (b)	1,000,000	1,032,500
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Plum Creek Timberlands LP 5.875% 11/15/15	1,621,000	1,623,488

TOTAL NONCONVERTIBLE BONDS		164,400,314

TOTAL CORPORATE BONDS
(Cost $211,290,169)		216,437,301

Asset-Backed Securities - 2.3%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)	1,740,000	1,785,720
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)	1,354,586	1,313,254
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)	966,000	960,109
Class XS, 0% 10/17/45 (b)(d)	966,000	0
Colony American Homes Series 2014-2A Class F, 3.545% 7/17/31 (b)(c)	1,090,000	1,020,225
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,295,685
Series 2002-2 Class M2, 9.163% 3/1/33	2,026,000	1,682,016
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	975,343	1,015,837
Invitation Homes Trust:
Series 2013-SFR1 Class F, 3.9% 12/17/30 (b)(c)	1,750,000	1,684,283
Series 2014-SFR1 Class F, 3.957% 6/17/31 (b)(c)	756,000	724,818
Series 2014-SFR3:
Class E, 4.697% 12/17/31 (b)(c)	842,000	845,147
Class F, 5.197% 12/17/31 (b)(c)	426,000	422,079
Series 2015-SFR2 Class E, 3.3468% 6/17/32 (b)(c)	450,000	430,359
Series 2015-SFR3 Class F, 4.9468% 8/17/32 (b)(c)	2,000,000	1,966,452
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	3,198,494	2,178,183
Progress Residential Trust Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)(e)	588,000	584,488
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	212,363	188,612
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.7468% 1/17/32 (b)(c)	780,000	759,552
TOTAL ASSET-BACKED SECURITIES
(Cost $17,969,995)		18,856,819

Collateralized Mortgage Obligations - 0.5%
Private Sponsor - 0.5%
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5326% 12/25/46 (b)(c)	811,000	897,681
Series 2010-K7 Class B, 5.6242% 4/25/20 (b)(c)	2,605,000	2,917,090
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)	82,552	84,286

TOTAL PRIVATE SPONSOR

(Cost $3,375,140)		3,899,057

Commercial Mortgage Securities - 20.5%
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (b)(c)	2,000,000	1,969,363
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.5152% 11/10/42 (c)	291,338	291,081
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class D, 3.167% 9/15/48	500,000	380,574
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.4271% 9/10/28 (b)(c)	800,000	716,140
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6029% 3/11/39 (c)	2,432,000	2,446,143
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.2296% 8/15/29 (b)(c)	500,000	483,964
Series 2014-CLMZ Class M, 5.9235% 8/15/29 (b)(c)	2,454,147	2,440,305
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9458% 8/15/26 (b)(c)	1,500,000	1,499,313
Carefree Portfolio Trust floater:
Series 2014-CARE Class E, 4.196% 11/15/19 (b)(c)	1,277,000	1,284,723
Series 2014-CMZA Class MZA, 6.1725% 11/15/19 (b)(c)	3,708,000	3,708,032
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.9121% 4/10/28 (b)(c)	1,063,000	1,019,878
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (b)	1,621,000	1,695,560
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.275% 9/10/46 (b)(c)	2,000,000	1,944,087
Series 2015-SHP2 Class E, 4.546% 7/15/27 (b)(c)	567,000	568,371
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	2,000,000	1,579,237
Series 2013-CR10 Class D, 4.9516% 8/10/46 (b)(c)	1,300,000	1,213,372
Series 2013-CR12 Class D, 5.254% 10/10/46 (b)(c)	2,900,000	2,735,451
Series 2013-CR9 Class D, 4.3997% 7/10/45 (b)(c)	2,397,000	2,150,374
Series 2013-LC6 Class D, 4.429% 1/10/46 (b)(c)	1,912,000	1,729,237
Series 2014-UBS2 Class D, 5.1825% 3/10/47 (b)(c)	537,000	504,761
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 5.1016% 5/10/43 (b)(c)	2,000,000	2,000,263
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (b)	1,076,623	1,039,578
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.5377% 5/15/45 (c)	3,000,000	3,250,292
Class D, 5.5377% 5/15/45 (b)(c)	1,917,000	1,947,761
Series 2012-CR2 Class D, 5.019% 8/15/45 (b)(c)	500,000	510,519
Series 2012-LC4:
Class C, 5.8202% 12/10/44 (c)	780,000	857,958
Class D, 5.8202% 12/10/44 (b)(c)	2,830,000	2,859,113
Core Industrial Trust Series 2015-TEXW Class F, 3.977% 2/10/34 (b)(c)	1,212,000	1,091,557
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (b)	325,886	330,825
CSMC Trust floater Series 2015-DEAL:
Class E, 4.196% 4/15/29 (b)(c)	2,000,000	1,976,713
Class F, 4.946% 4/15/29 (b)(c)	2,947,000	2,913,108
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(c)	2,047,000	1,922,349
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.7349% 11/10/46 (b)(c)	2,450,000	2,609,182
Class G, 4.652% 11/10/46 (b)	2,157,000	1,890,820
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (b)	2,000,000	1,998,875
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6624% 12/25/43 (c)(d)	4,947,000	586,435
Series K012 Class X3, 2.365% 1/25/41 (c)(d)	2,798,807	296,563
Series K013 Class X3, 2.9023% 1/25/43 (c)(d)	4,806,000	632,109
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.4949% 12/15/19 (b)(c)	2,254,000	2,117,242
Class FFX, 3.4949% 12/15/19 (b)(c)	1,355,000	1,249,233
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (c)	442,074	465,837
GP Portfolio Trust Series 2014-GPP Class E, 4.0566% 2/15/27 (b)(c)	1,615,000	1,595,507
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.3586% 12/10/43 (b)(c)	2,000,000	2,067,478
Series 2012-GC6:
Class C, 5.8192% 1/10/45 (b)(c)	2,400,000	2,616,013
Class D, 5.8192% 1/10/45 (b)(c)	1,786,000	1,832,004
Class E, 5% 1/10/45 (b)(c)	831,000	745,661
Series 2012-GCJ7:
Class C, 5.9069% 5/10/45 (c)	3,500,000	3,811,878
Class D, 5.9069% 5/10/45 (b)(c)	2,500,000	2,551,653
Class E, 5% 5/10/45 (b)	1,760,000	1,632,631
Series 2012-GCJ9 Class D, 5.0147% 11/10/45 (b)(c)	843,000	803,894
Series 2013-GC16:
Class D, 5.3157% 11/10/46 (b)(c)	3,250,000	3,150,791
Class F, 3.5% 11/10/46 (b)	1,428,000	1,073,998
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4566% 7/15/29 (b)(c)	639,000	642,550
Series 2013-HLT Class EFX, 4.6017% 11/5/30 (b)(c)	4,250,000	4,265,367
Invitation Homes Trust floater Series 2013-SFR1 Class E, 2.9% 12/17/30 (b)(c)	1,500,000	1,440,623
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.8349% 1/12/37 (b)(c)	756,000	747,693
Series 2009-IWST Class D, 7.6935% 12/5/27 (b)(c)	2,779,000	3,261,721
Series 2010-CNTR Class D, 6.3899% 8/5/32 (b)(c)	1,216,000	1,368,514
Series 2012-CBX:
Class C, 5.4128% 6/15/45 (c)	1,240,000	1,307,310
Class G 4% 6/15/45 (b)	805,000	591,669
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-FBLU Class E, 3.7066% 12/15/28 (b)(c)	2,076,000	2,058,409
Series 2014-INN:
Class E, 3.796% 6/15/29 (b)(c)	1,059,000	1,051,157
Class F, 4.196% 6/15/29 (b)(c)	1,255,000	1,238,539
Series 2005-LDP2 Class C, 4.911% 7/15/42 (c)	4,000,000	4,008,978
Series 2011-C4 Class E, 5.5949% 7/15/46 (b)(c)	1,390,000	1,437,412
Series 2013-LC11 Class F, 3.25% 4/15/46 (b)(c)	482,000	349,674
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(c)	1,500,000	1,373,457
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2005-C7 Class AJ, 5.323% 11/15/40 (c)	140,656	140,822
Series 2005-C1 Class E, 4.924% 2/15/40	394,343	394,316
Series 2006-C4 Class AJ, 6.0495% 6/15/38 (c)	2,511,000	2,559,865
Mach One Trust LLC Series 2004-1A Class H, 6.074% 5/28/40 (b)(c)	184,802	184,857
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.8131% 11/15/45 (b)(c)	2,000,000	2,004,750
Series 2013-C12 Class D, 4.9255% 10/15/46 (b)(c)	1,500,000	1,427,971
Series 2013-C13:
Class D, 5.0574% 11/15/46 (b)(c)	2,500,000	2,394,355
Class E, 5.0574% 11/15/46 (b)(c)	621,000	551,688
Series 2013-C7 Class E, 4.437% 2/15/46 (b)(c)	1,490,000	1,322,125
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41	3,769,000	3,865,033
Series 2012-C4 Class E, 5.7088% 3/15/45 (b)(c)	2,250,000	2,287,092
Series 1997-RR Class F, 7.437% 4/30/39 (b)(c)	164,491	165,000
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)	1,678,829	1,687,965
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43	3,242,000	3,359,800
Series 2011-C1 Class C, 5.5644% 9/15/47 (b)(c)	2,000,000	2,197,265
Series 2011-C2:
Class D, 5.4794% 6/15/44 (b)(c)	1,532,000	1,613,909
Class E, 5.4794% 6/15/44 (b)(c)	1,946,000	2,015,153
Class F, 5.4794% 6/15/44 (b)(c)	1,467,000	1,418,083
Class XB, 0.533% 6/15/44 (b)(c)(d)	51,641,000	1,322,567
Series 2011-C3:
Class C, 5.351% 7/15/49 (b)(c)	2,000,000	2,161,293
Class G, 5.351% 7/15/49 (b)(c)	606,000	535,071
Series 2012-C4 Class D, 5.7088% 3/15/45 (b)(c)	1,640,000	1,726,251
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)	5,094,000	4,987,386
Class F, 5% 2/5/30 (b)	1,975,000	1,872,114
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.012% 9/5/47 (b)(c)	1,000,000	844,795
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,256,605	1,578,547
SCG Trust Series 2013-SRP1 Class D, 3.5503% 11/15/26 (b)(c)	1,500,000	1,483,819
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)	2,026,000	2,084,881
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.7269% 5/10/45 (b)(c)	645,000	665,401
UBS-BAMLL Trust Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)	1,460,000	1,429,480
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)	2,100,000	2,255,721
Class D, 5.7239% 3/15/44 (b)(c)	1,000,000	1,053,115
Series 2011-C5:
Class C, 5.8223% 11/15/44 (b)(c)	1,250,000	1,372,312
Class F, 5.25% 11/15/44 (b)(c)	2,000,000	1,915,010
Class G, 5.25% 11/15/44 (b)(c)	1,000,000	888,257
Series 2012-C10 Class E, 4.6051% 12/15/45 (b)(c)	910,000	788,960
Series 2012-C7 Class D, 4.9936% 6/15/45 (b)(c)	620,000	644,925
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 3.9183% 11/15/29 (b)(c)	952,061	940,477
Class G, 3.2176% 11/15/29 (b)(c)	624,263	579,711
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $159,375,787)		170,651,021

Bank Loan Obligations - 6.2%
CONSUMER DISCRETIONARY - 2.5%
Hotels, Restaurants & Leisure - 1.8%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)	3,193,125	3,016,992
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)	2,530,525	2,218,435
Cooper Hotel Group 12% 11/6/17	2,305,812	2,421,102
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (c)	2,091,280	2,112,193
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (c)	405,000	403,311
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)	2,780,455	2,784,793
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 3.75% 4/14/21 (c)	2,028,358	2,008,074
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (c)	236,977	233,423
		15,198,323
Media - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (c)	1,598,438	1,588,447
Multiline Retail - 0.3%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (c)	2,583,161	2,573,474
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (c)	1,322,600	1,320,127

TOTAL CONSUMER DISCRETIONARY		20,680,371

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertson's LLC Tranche B 3LN, term loan 5% 8/25/19 (c)	1,243,125	1,241,571
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)	2,000,000	1,890,000
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (c)	833,284	830,159
		2,720,159
FINANCIALS - 1.3%
Real Estate Investment Trusts - 0.3%
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/17/20 (c)	2,443,609	2,410,009
Real Estate Management & Development - 0.8%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (c)	75,884	75,125
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (c)	6,841,433	6,836,302
		6,911,427
Thrifts & Mortgage Finance - 0.2%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (c)	1,611,364	1,612,170

TOTAL FINANCIALS		10,933,606

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Community Health Systems, Inc.:
Tranche F, term loan 3.5752% 12/31/18 (c)	995,000	989,607
Tranche H, term loan 4% 1/27/21 (c)	1,555,930	1,550,749
		2,540,356
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.2%
Pilot Travel Centers LLC Tranche B, term loan 4.25% 10/3/21(c)	1,440,000	1,443,341
Construction & Engineering - 0.2%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (c)	1,522,365	1,526,643

TOTAL INDUSTRIALS		2,969,984

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SBA Senior Finance II, LLC:
term loan 3.25% 3/24/21 (c)	2,384,813	2,365,806
Tranche B 2LN, term loan 3.25% 6/10/22 (c)	1,496,250	1,478,669
		3,844,475
UTILITIES - 0.8%
Electric Utilities - 0.4%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (c)	982,464	956,674
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)	981,853	973,674
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (c)	1,661,957	1,300,481
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (c)	530,988	528,996
		3,759,825
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (c)	1,965,000	1,963,035
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (c)	1,293,351	1,212,517
		3,175,552

TOTAL UTILITIES		6,935,377

TOTAL BANK LOAN OBLIGATIONS
(Cost $52,612,506)		51,865,899
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.18% (f)
(Cost $29,445,046)	29,445,046	29,445,046
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $783,467,231)		825,355,353
NET OTHER ASSETS (LIABILITIES) - 0.7%		5,960,263
NET ASSETS - 100%		$831,315,616

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $205,782,965 or 24.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,463

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,225,342	$1,225,342	$--	$--
Financials	332,832,657	324,058,844	8,773,813	--
Health Care	142,211	142,211	--	--
Corporate Bonds	216,437,301	--	216,437,301	--
Asset-Backed Securities	18,856,819	--	16,490,024	2,366,795
Collateralized Mortgage Obligations	3,899,057	--	3,899,057	--
Commercial Mortgage Securities	170,651,021	--	170,651,021	--
Bank Loan Obligations	51,865,899	--	49,369,672	2,496,227
Money Market Funds	29,445,046	29,445,046	--	--
Total Investments in Securities:	$825,355,353	$354,871,443	$465,620,888	$4,863,022

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $783,508,450. Net unrealized appreciation aggregated $41,846,903, of which $59,417,879 related to appreciated investment securities and $17,570,976 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Small Cap Opportunities Fund

October 31, 2015

1.858552.109
SMO-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 2.2%
Cooper Tire & Rubber Co.	650,080	$27,166,843
Standard Motor Products, Inc.	446,634	19,763,555
Tenneco, Inc. (a)	839,086	47,483,877
Visteon Corp. (a)	246,300	26,863,941
		121,278,216
Diversified Consumer Services - 0.6%
Service Corp. International	1,227,100	34,677,846
Hotels, Restaurants & Leisure - 1.9%
Bloomin' Brands, Inc.	1,362,116	23,115,109
Buffalo Wild Wings, Inc. (a)	188,300	29,049,041
Domino's Pizza, Inc.	153,900	16,416,513
Texas Roadhouse, Inc. Class A	996,043	34,214,077
		102,794,740
Household Durables - 1.6%
Ethan Allen Interiors, Inc.	1,308,735	35,610,679
Helen of Troy Ltd. (a)	218,780	21,705,164
Jarden Corp. (a)	621,322	27,835,226
		85,151,069
Leisure Products - 1.2%
Brunswick Corp.	710,600	38,237,386
Vista Outdoor, Inc. (a)	617,648	27,621,219
		65,858,605
Media - 0.8%
Nexstar Broadcasting Group, Inc. Class A	770,917	41,035,912
Multiline Retail - 0.5%
Dillard's, Inc. Class A	301,344	26,964,261
Specialty Retail - 1.6%
Chico's FAS, Inc.	1,308,629	18,085,253
Genesco, Inc. (a)	358,525	22,461,591
GNC Holdings, Inc.	758,200	22,556,450
Murphy U.S.A., Inc. (a)	385,100	23,633,587
		86,736,881
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	428,400	23,844,744
G-III Apparel Group Ltd. (a)	739,574	40,743,132
Steven Madden Ltd. (a)	1,249,739	43,553,404
		108,141,280

TOTAL CONSUMER DISCRETIONARY		672,638,810

CONSUMER STAPLES - 3.0%
Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	86,355	18,239,040
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	327,550	34,792,361
Food Products - 1.4%
Greencore Group PLC	4,117,809	19,171,003
Ingredion, Inc.	164,700	15,656,382
J&J Snack Foods Corp.	209,450	25,718,366
Pinnacle Foods, Inc.	276,900	12,205,752
		72,751,503
Personal Products - 0.7%
Coty, Inc. Class A	539,200	15,609,840
Inter Parfums, Inc.	706,100	19,502,482
		35,112,322

TOTAL CONSUMER STAPLES		160,895,226

ENERGY - 3.1%
Energy Equipment & Services - 0.8%
Atwood Oceanics, Inc.	449,726	7,442,965
Bristow Group, Inc.	562,149	19,523,435
Total Energy Services, Inc.	1,257,970	14,113,200
		41,079,600
Oil, Gas & Consumable Fuels - 2.3%
Boardwalk Pipeline Partners, LP	1,389,100	17,808,262
Diamondback Energy, Inc.	322,993	23,849,803
Newfield Exploration Co. (a)	622,912	25,034,833
PDC Energy, Inc. (a)	405,400	24,461,836
Stone Energy Corp. (a)(b)	1,604,546	8,969,412
Western Refining, Inc.	598,712	24,918,393
		125,042,539

TOTAL ENERGY		166,122,139

FINANCIALS - 23.6%
Banks - 10.8%
Associated Banc-Corp.	2,966,913	57,380,097
BancFirst Corp.	499,478	30,782,829
Bank of the Ozarks, Inc.	1,892,874	94,681,553
Banner Corp.	1,313,771	64,466,743
BBCN Bancorp, Inc.	3,045,910	51,140,829
Community Bank System, Inc. (b)	521,119	21,240,810
Huntington Bancshares, Inc.	6,670,700	73,177,579
Investors Bancorp, Inc.	4,191,100	52,430,661
MB Financial, Inc.	1,934,300	62,361,832
PacWest Bancorp	1,636,988	73,729,940
		581,392,873
Capital Markets - 2.1%
AURELIUS AG	857,135	38,248,618
OM Asset Management Ltd.	2,454,325	37,256,654
Raymond James Financial, Inc.	686,700	37,844,037
		113,349,309
Insurance - 3.0%
Allied World Assurance Co. Holdings AG	1,639,013	59,594,513
Aspen Insurance Holdings Ltd.	760,690	36,977,141
Primerica, Inc.	859,805	40,952,512
StanCorp Financial Group, Inc.	237,077	27,197,473
		164,721,639
Real Estate Investment Trusts - 6.5%
Coresite Realty Corp.	752,300	41,338,885
Cousins Properties, Inc.	4,688,720	47,074,749
Equity Lifestyle Properties, Inc.	846,500	51,196,320
Kite Realty Group Trust	1,481,298	39,121,080
Mid-America Apartment Communities, Inc.	742,400	63,245,056
National Retail Properties, Inc.	819,341	31,134,958
Ramco-Gershenson Properties Trust (SBI)	2,795,450	46,963,560
Store Capital Corp.	1,453,112	32,942,049
		353,016,657
Thrifts & Mortgage Finance - 1.2%
WSFS Financial Corp. (c)	1,955,453	62,124,742

TOTAL FINANCIALS		1,274,605,220

HEALTH CARE - 14.4%
Biotechnology - 7.4%
ACADIA Pharmaceuticals, Inc. (a)(b)	639,927	22,282,258
Agios Pharmaceuticals, Inc. (a)(b)	164,063	11,953,630
Anacor Pharmaceuticals, Inc. (a)	245,900	27,641,619
BioMarin Pharmaceutical, Inc. (a)	130,044	15,220,350
Biotie Therapies Corp. sponsored ADR (b)	653,800	8,571,318
bluebird bio, Inc. (a)	113,768	8,774,926
Cellectis SA sponsored ADR	448,095	11,852,113
Chimerix, Inc. (a)	467,290	18,308,422
Coherus BioSciences, Inc. (b)	564,911	15,732,771
Curis, Inc. (a)	5,582,414	11,388,125
CytomX Therapeutics, Inc.	105,499	987,471
CytomX Therapeutics, Inc.	256,600	2,668,640
DBV Technologies SA sponsored ADR (a)	3,100	107,477
Dyax Corp. (a)	1,100,015	30,283,413
Genocea Biosciences, Inc. (a)(b)	897,209	4,297,631
Heron Therapeutics, Inc. (a)(b)	531,800	14,581,956
Insmed, Inc. (a)	710,135	14,089,078
Intercept Pharmaceuticals, Inc. (a)	71,798	11,286,646
Isis Pharmaceuticals, Inc. (a)	278,872	13,427,687
La Jolla Pharmaceutical Co. (a)	531,200	13,274,688
Mirati Therapeutics, Inc. (a)	585,269	20,706,817
Neurocrine Biosciences, Inc. (a)	609,582	29,924,380
Novavax, Inc. (a)	2,137,462	14,427,869
ProNai Therapeutics, Inc. (a)(b)	522,300	8,962,668
Spark Therapeutics, Inc.	312,600	16,849,140
TESARO, Inc. (a)	362,700	16,491,969
Ultragenyx Pharmaceutical, Inc. (a)	259,700	25,801,195
Xencor, Inc. (a)	870,300	9,425,349
		399,319,606
Health Care Equipment & Supplies - 3.2%
CONMED Corp.	285,677	11,587,059
Hologic, Inc. (a)	590,100	22,931,286
Integra LifeSciences Holdings Corp. (a)	419,068	24,963,881
NxStage Medical, Inc. (a)	1,376,600	23,002,986
Sirona Dental Systems, Inc. (a)	196,900	21,487,697
Steris Corp.	196,600	14,735,170
Teleflex, Inc.	228,800	30,430,400
Wright Medical Group NV (a)	1,326,252	25,636,451
		174,774,930
Health Care Providers & Services - 2.4%
AmSurg Corp. (a)	377,500	26,458,975
Molina Healthcare, Inc. (a)	413,900	25,661,800
Surgical Care Affiliates, Inc. (a)	856,636	25,364,992
Team Health Holdings, Inc. (a)	305,800	18,247,086
Wellcare Health Plans, Inc. (a)	371,900	32,950,340
		128,683,193
Health Care Technology - 0.1%
Press Ganey Holdings, Inc.	127,381	3,992,121
Life Sciences Tools & Services - 0.4%
Bruker Corp. (a)	1,198,066	22,008,472
Pharmaceuticals - 0.9%
Prestige Brands Holdings, Inc. (a)	433,654	21,253,383
Theravance, Inc. (b)	1,126,649	9,891,978
ZS Pharma, Inc. (a)	294,100	19,119,441
		50,264,802

TOTAL HEALTH CARE		779,043,124

INDUSTRIALS - 12.5%
Aerospace & Defense - 1.9%
Moog, Inc. Class A (a)	445,171	27,493,761
Orbital ATK, Inc.	376,466	32,233,019
Teledyne Technologies, Inc. (a)	476,134	42,485,437
		102,212,217
Air Freight & Logistics - 0.8%
Hub Group, Inc. Class A (a)	1,099,763	43,968,525
Airlines - 0.6%
JetBlue Airways Corp. (a)	1,262,100	31,350,564
Commercial Services & Supplies - 2.2%
Deluxe Corp.	694,900	41,381,295
Interface, Inc.	965,900	18,883,345
Multi-Color Corp.	367,900	28,637,336
West Corp.	1,258,900	29,974,409
		118,876,385
Construction & Engineering - 0.8%
EMCOR Group, Inc.	966,700	46,672,276
Electrical Equipment - 0.4%
OSRAM Licht AG	388,631	22,867,931
Machinery - 2.8%
AGCO Corp. (b)	575,200	27,833,928
Kornit Digital Ltd. (a)(b)	1,318,900	15,747,666
KUKA AG (b)	273,800	23,150,362
Terex Corp.	390,300	7,829,418
TriMas Corp. (a)	1,188,044	23,772,760
Valmont Industries, Inc.	282,500	30,634,300
Wabtec Corp.	249,850	20,705,070
		149,673,504
Professional Services - 1.0%
Dun & Bradstreet Corp.	280,406	31,929,831
Stantec, Inc.	871,800	21,881,673
		53,811,504
Trading Companies & Distributors - 2.0%
Kaman Corp.	803,180	31,235,670
Titan Machinery, Inc. (a)(b)(c)	1,609,419	19,683,194
Watsco, Inc.	350,300	43,097,409
WESCO International, Inc. (a)(b)	305,500	14,948,115
		108,964,388

TOTAL INDUSTRIALS		678,397,294

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 1.0%
F5 Networks, Inc. (a)	141,200	15,560,240
Ixia (a)	1,890,069	27,235,894
Radware Ltd. (a)	518,301	7,727,868
		50,524,002
Electronic Equipment & Components - 2.0%
CDW Corp.	1,042,800	46,602,732
Fitbit, Inc. (b)	372,400	15,097,096
Jabil Circuit, Inc.	848,000	19,487,040
Trimble Navigation Ltd. (a)	1,214,600	27,632,150
		108,819,018
Internet Software & Services - 3.9%
Bankrate, Inc. (a)	2,692,001	31,954,052
Constant Contact, Inc. (a)	415,200	10,836,720
EarthLink Holdings Corp.	34	291
Gogo, Inc. (a)(b)	407,300	5,755,149
HomeAway, Inc. (a)	502,500	15,858,900
IAC/InterActiveCorp	331,800	22,233,918
MINDBODY, Inc. (b)(c)	526,600	8,236,024
NIC, Inc.	1,434,647	27,215,254
Pandora Media, Inc. (a)(b)	910,600	10,481,006
Rackspace Hosting, Inc. (a)	1,016,817	26,284,719
Stamps.com, Inc. (a)	297,802	22,516,809
Web.com Group, Inc. (a)	1,171,541	27,496,067
		208,868,909
IT Services - 4.0%
ExlService Holdings, Inc. (a)	1,213,760	53,721,018
Global Payments, Inc.	531,000	72,433,710
Maximus, Inc.	916,000	62,471,200
WEX, Inc. (a)	323,400	29,076,894
		217,702,822
Semiconductors & Semiconductor Equipment - 1.8%
Cirrus Logic, Inc. (a)	771,500	23,785,345
Intersil Corp. Class A	1,751,100	23,727,405
Monolithic Power Systems, Inc.	653,070	40,764,629
Qorvo, Inc. (a)	243,150	10,681,580
		98,958,959
Software - 3.5%
BroadSoft, Inc. (a)	503,549	16,098,462
CommVault Systems, Inc. (a)	690,977	27,998,388
Fair Isaac Corp.	261,200	24,127,044
Fleetmatics Group PLC (a)	176,400	9,818,424
HubSpot, Inc.	22,214	1,152,462
Interactive Intelligence Group, Inc. (a)	49,991	1,616,709
Pegasystems, Inc.	592,600	16,527,614
Qlik Technologies, Inc. (a)	395,100	12,394,287
RealPage, Inc. (a)	564,700	9,543,430
RingCentral, Inc. (a)	502,700	9,299,950
Rovi Corp. (a)	473,759	4,334,895
SolarWinds, Inc. (a)	490,900	28,486,927
Synchronoss Technologies, Inc. (a)	795,461	27,984,318
		189,382,910
Technology Hardware, Storage & Peripherals - 1.6%
Electronics for Imaging, Inc. (a)	611,625	28,403,865
Nimble Storage, Inc. (a)	778,300	17,589,580
Quantum Corp. (a)	11,030,511	9,265,629
Silicon Graphics International Corp. (a)(b)(c)	2,187,649	9,560,026
Super Micro Computer, Inc. (a)	757,570	21,371,050
		86,190,150

TOTAL INFORMATION TECHNOLOGY		960,446,770

MATERIALS - 3.6%
Chemicals - 1.5%
Axiall Corp.	545,046	11,037,182
Innospec, Inc.	240,458	13,282,900
PolyOne Corp.	769,301	25,725,425
Sensient Technologies Corp.	482,800	31,512,356
		81,557,863
Containers & Packaging - 1.5%
Avery Dennison Corp.	308,500	20,043,245
Berry Plastics Group, Inc. (a)	1,174,760	39,354,460
Silgan Holdings, Inc.	361,600	18,394,592
		77,792,297
Metals & Mining - 0.6%
Compass Minerals International, Inc.	300,000	24,372,000
Steel Dynamics, Inc.	487,900	9,011,513
		33,383,513

TOTAL MATERIALS		192,733,673

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)	562,654	5,997,892
Cogent Communications Group, Inc.	480,700	14,767,104
FairPoint Communications, Inc. (a)	101,200	1,623,248
Lumos Networks Corp.	141,000	1,827,360
Towerstream Corp. (a)(b)(c)	5,386,878	4,287,955
		28,503,559
UTILITIES - 3.2%
Electric Utilities - 1.7%
El Paso Electric Co.	526,580	20,362,849
Great Plains Energy, Inc.	617,280	16,975,200
IDACORP, Inc.	374,600	25,042,010
Portland General Electric Co.	706,732	26,205,623
		88,585,682
Gas Utilities - 1.5%
Atmos Energy Corp.	406,386	25,602,318
Laclede Group, Inc.	474,500	27,791,465
New Jersey Resources Corp.	174,347	5,523,313
Southwest Gas Corp.	388,500	23,877,210
		82,794,306

TOTAL UTILITIES		171,379,988

TOTAL COMMON STOCKS
(Cost $4,518,370,856)		5,084,765,803
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.01% 12/3/15 (d)
(Cost $2,469,978)	2,470,000	2,469,941
	Shares	Value

Money Market Funds - 9.6%
Fidelity Cash Central Fund, 0.18% (e)	382,437,573	$382,437,573
Fidelity Securities Lending Cash Central Fund, 0.19% (e)(f)	134,020,635	134,020,635
TOTAL MONEY MARKET FUNDS
(Cost $516,458,208)		516,458,208
TOTAL INVESTMENT PORTFOLIO - 103.7%
(Cost $5,037,299,042)		5,603,693,952
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(199,085,505)
NET ASSETS - 100%		$5,404,608,447

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
531 ICE Russell 2000 Index Contracts (United States)	Dec. 2015	61,505,730	$2,739,373

The face value of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,469,941.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$136,665
Fidelity Securities Lending Cash Central Fund	393,110
Total	$529,775

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Banner Corp.	$59,301,956	$3,179,311	$--	$236,479	$--
Datalink Corp.	11,285,581	--	8,966,446	--	--
MINDBODY, Inc.	5,160,680	--	--	--	8,236,024
Silicon Graphics International Corp.	11,178,886	--	--	--	9,560,026
Titan Machinery, Inc.	22,265,302	309,663	5,721	--	19,683,194
Towerstream Corp.	8,511,267	--	--	--	4,287,955
WSFS Financial Corp.	56,720,998	--	548,634	98,783	62,124,742
Total	$174,424,670	$3,488,974	$9,520,801	$335,262	$103,891,941

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$672,638,810	$672,638,810	$--	$--
Consumer Staples	160,895,226	160,895,226	--	--
Energy	166,122,139	166,122,139	--	--
Financials	1,274,605,220	1,274,605,220	--	--
Health Care	779,043,124	778,055,653	987,471	--
Industrials	678,397,294	678,397,294	--	--
Information Technology	960,446,770	960,446,770	--	--
Materials	192,733,673	192,733,673	--	--
Telecommunication Services	28,503,559	28,503,559	--	--
Utilities	171,379,988	171,379,988	--	--
U.S. Government and Government Agency Obligations	2,469,941	--	2,469,941	--
Money Market Funds	516,458,208	516,458,208	--	--
Total Investments in Securities:	$5,603,693,952	$5,600,236,540	$3,457,412	$--
Derivative Instruments:
Assets
Futures Contracts	$2,739,373	$2,739,373	$--	$--
Total Assets	$2,739,373	$2,739,373	$--	$--
Total Derivative Instruments:	$2,739,373	$2,739,373	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $5,040,446,722. Net unrealized appreciation aggregated $563,247,230, of which $963,697,929 related to appreciated investment securities and $400,450,699 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Growth Fund

October 31, 2015

1.823237.111
SCP-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.8%
Tenneco, Inc. (a)	145,400	$8,228,186
Visteon Corp. (a)	54,100	5,900,687
		14,128,873
Diversified Consumer Services - 4.1%
2U, Inc. (a)(b)	2,006,804	42,102,748
Bright Horizons Family Solutions, Inc. (a)	205,000	13,124,100
Houghton Mifflin Harcourt Co. (a)	430,000	8,423,700
Service Corp. International	425,600	12,027,456
		75,678,004
Hotels, Restaurants & Leisure - 2.8%
Dave & Buster's Entertainment, Inc.	292,800	11,296,224
DineEquity, Inc.	110,000	9,179,500
Vail Resorts, Inc.	190,800	21,783,636
Wingstop, Inc. (b)	380,800	8,807,904
		51,067,264
Household Durables - 1.7%
Tempur Sealy International, Inc. (a)	205,000	15,957,200
Universal Electronics, Inc. (a)	324,209	15,422,622
		31,379,822
Internet & Catalog Retail - 0.6%
HSN, Inc.	175,615	10,861,788
Leisure Products - 0.8%
Malibu Boats, Inc. Class A (a)	439,100	6,239,611
Vista Outdoor, Inc. (a)	190,000	8,496,800
		14,736,411
Media - 3.9%
AMC Networks, Inc. Class A (a)	125,019	9,237,654
Gray Television, Inc. (a)	900,000	14,301,000
IMAX Corp. (a)	210,000	8,061,900
Live Nation Entertainment, Inc. (a)	375,200	10,235,456
Nexstar Broadcasting Group, Inc. Class A	220,000	11,710,600
Starz Series A (a)	543,945	18,227,597
		71,774,207
Textiles, Apparel & Luxury Goods - 1.8%
G-III Apparel Group Ltd. (a)	476,800	26,266,912
Unifi, Inc. (a)	194,774	5,958,137
		32,225,049

TOTAL CONSUMER DISCRETIONARY		301,851,418

CONSUMER STAPLES - 1.3%
Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	18,523	3,912,243
Food Products - 1.1%
Diamond Foods, Inc. (a)	200,000	7,924,000
Pinnacle Foods, Inc.	250,000	11,020,000
		18,944,000

TOTAL CONSUMER STAPLES		22,856,243

ENERGY - 1.7%
Energy Equipment & Services - 1.5%
Dril-Quip, Inc. (a)	83,700	5,152,572
Frank's International NV	150,000	2,574,000
Matrix Service Co. (a)	100,000	2,270,000
Oil States International, Inc. (a)	320,000	9,603,200
Superior Drilling Products, Inc. (a)(c)	1,168,655	1,215,401
Tesco Corp.	587,160	4,697,280
Xtreme Drilling & Coil Services Corp. (a)	1,289,000	1,981,409
		27,493,862
Oil, Gas & Consumable Fuels - 0.2%
StealthGas, Inc. (a)	859,100	3,625,402

TOTAL ENERGY		31,119,264

FINANCIALS - 8.4%
Banks - 2.8%
Commerce Bancshares, Inc.	240,000	10,932,000
Eagle Bancorp, Inc. (a)	150,000	7,140,000
Investors Bancorp, Inc.	1,000,000	12,510,000
Pacific Premier Bancorp, Inc. (a)	1,002,186	21,396,671
		51,978,671
Consumer Finance - 0.8%
PRA Group, Inc. (a)(b)	250,000	13,700,000
Insurance - 1.7%
AmTrust Financial Services, Inc.	100,000	6,822,000
First American Financial Corp.	388,000	14,794,440
ProAssurance Corp.	190,000	10,062,400
		31,678,840
Real Estate Investment Trusts - 2.2%
Colony Financial, Inc.	440,000	8,949,600
Coresite Realty Corp.	270,000	14,836,500
Store Capital Corp.	112,400	2,548,108
Sun Communities, Inc.	205,341	13,761,954
		40,096,162
Thrifts & Mortgage Finance - 0.9%
BofI Holding, Inc. (a)	13,837	1,107,098
Meridian Bancorp, Inc.	1,094,070	15,360,743
		16,467,841

TOTAL FINANCIALS		153,921,514

HEALTH CARE - 23.9%
Biotechnology - 8.1%
Alder Biopharmaceuticals, Inc. (a)	100,000	3,198,000
Amicus Therapeutics, Inc. (a)(b)	699,700	5,247,750
Anacor Pharmaceuticals, Inc. (a)	105,000	11,803,050
Cara Therapeutics, Inc. (a)	234,267	3,319,563
Cellectis SA sponsored ADR	104,100	2,753,445
Chimerix, Inc. (a)	210,100	8,231,718
Clovis Oncology, Inc. (a)	79,600	7,952,836
Coherus BioSciences, Inc.	125,000	3,481,250
Curis, Inc. (a)	1,007,700	2,055,708
DBV Technologies SA sponsored ADR (a)	154,188	5,345,698
Dyax Corp. (a)	440,400	12,124,212
Dynavax Technologies Corp. (a)	160,000	3,633,600
Edge Therapeutics, Inc.	111,800	1,998,984
Heron Therapeutics, Inc. (a)(b)	262,200	7,189,524
Insmed, Inc. (a)	223,400	4,432,256
Intercept Pharmaceuticals, Inc. (a)	31,600	4,967,520
La Jolla Pharmaceutical Co. (a)	152,622	3,814,024
Lion Biotechnologies, Inc. (a)(b)	410,000	2,652,700
Mirati Therapeutics, Inc. (a)	177,354	6,274,785
Novavax, Inc. (a)	1,668,697	11,263,705
Otonomy, Inc. (a)	135,500	2,932,220
Portola Pharmaceuticals, Inc. (a)	140,000	6,665,400
ProNai Therapeutics, Inc. (a)(b)	160,400	2,752,464
Repligen Corp. (a)	148,489	4,935,774
TESARO, Inc. (a)	110,000	5,001,700
Threshold Pharmaceuticals, Inc. (a)(b)	669,900	2,552,319
Ultragenyx Pharmaceutical, Inc. (a)	110,000	10,928,500
XOMA Corp. (a)(b)	570,634	696,173
		148,204,878
Health Care Equipment & Supplies - 6.2%
CONMED Corp.	175,973	7,137,465
Hologic, Inc. (a)	245,000	9,520,700
ICU Medical, Inc. (a)	110,008	12,097,580
Nevro Corp.	176,200	7,183,674
NxStage Medical, Inc. (a)	860,300	14,375,613
Steris Corp. (b)	400,000	29,980,000
Teleflex, Inc.	75,000	9,975,000
Vascular Solutions, Inc. (a)	231,400	7,432,568
Wright Medical Group NV (a)	787,029	15,213,271
		112,915,871
Health Care Providers & Services - 6.2%
Aceto Corp.	350,000	10,556,000
Civitas Solutions, Inc. (a)	233,757	6,014,568
Diplomat Pharmacy, Inc. (b)	150,000	4,216,500
HealthEquity, Inc. (a)	460,000	15,046,600
Molina Healthcare, Inc. (a)	150,000	9,300,000
Providence Service Corp. (a)	266,446	13,761,936
Surgical Care Affiliates, Inc. (a)	460,000	13,620,600
Team Health Holdings, Inc. (a)	163,850	9,776,930
Teladoc, Inc. (b)	345,000	6,786,150
VCA, Inc. (a)	160,000	8,763,200
Wellcare Health Plans, Inc. (a)	170,000	15,062,000
		112,904,484
Health Care Technology - 1.3%
athenahealth, Inc. (a)(b)	110,557	16,854,415
Press Ganey Holdings, Inc. (b)	230,000	7,208,200
		24,062,615
Life Sciences Tools & Services - 0.5%
Bruker Corp. (a)	521,500	9,579,955
Pharmaceuticals - 1.6%
Aratana Therapeutics, Inc. (a)	360,000	2,516,400
Ocular Therapeutix, Inc. (a)(b)	172,500	1,488,675
Prestige Brands Holdings, Inc. (a)	304,175	14,907,617
SCYNEXIS, Inc. (a)	400,000	2,556,000
The Medicines Company (a)	200,000	6,848,000
		28,316,692

TOTAL HEALTH CARE		435,984,495

INDUSTRIALS - 12.9%
Aerospace & Defense - 2.2%
Aerojet Rocketdyne Holdings, Inc. (a)	367,491	6,225,298
BWX Technologies, Inc.	531,000	15,027,300
Huntington Ingalls Industries, Inc.	100,000	11,994,000
Teledyne Technologies, Inc. (a)	70,000	6,246,100
		39,492,698
Building Products - 1.5%
A.O. Smith Corp.	95,000	7,297,900
Gibraltar Industries, Inc. (a)	110,680	2,802,418
Universal Forest Products, Inc.	240,000	17,431,200
		27,531,518
Commercial Services & Supplies - 4.4%
Deluxe Corp.	310,000	18,460,500
KAR Auction Services, Inc.	380,000	14,592,000
Knoll, Inc.	907,500	21,090,300
Matthews International Corp. Class A	240,018	13,856,239
Multi-Color Corp.	161,900	12,602,296
		80,601,335
Electrical Equipment - 1.1%
AZZ, Inc.	200,000	11,066,000
EnerSys	160,000	9,758,400
		20,824,400
Machinery - 1.2%
Hillenbrand, Inc.	298,954	8,869,965
Mueller Industries, Inc.	393,400	12,399,968
		21,269,933
Marine - 0.3%
Matson, Inc.	102,100	4,679,243
Professional Services - 1.7%
CBIZ, Inc. (a)	1,316,100	14,148,075
Exponent, Inc.	200,000	10,282,000
GP Strategies Corp. (a)	250,557	6,286,475
		30,716,550
Road & Rail - 0.3%
Swift Transporation Co. (a)	400,000	6,252,000
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies, Inc.	52,010	2,148,533
MRC Global, Inc. (a)	200,000	2,380,000
		4,528,533

TOTAL INDUSTRIALS		235,896,210

INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 0.6%
CommScope Holding Co., Inc. (a)	340,000	11,026,200
Electronic Equipment & Components - 0.7%
RealD, Inc. (a)	1,142,300	11,617,191
Internet Software & Services - 5.2%
Cimpress NV (a)	240,000	18,936,000
Cvent, Inc. (a)	436,960	13,812,306
Demandware, Inc. (a)	145,000	8,221,500
GoDaddy, Inc. (a)(b)	400,000	10,992,000
Gogo, Inc. (a)(b)	510,488	7,213,195
HomeAway, Inc. (a)	250,000	7,890,000
Q2 Holdings, Inc. (a)	200,000	4,930,000
Stamps.com, Inc. (a)	303,711	22,963,589
		94,958,590
IT Services - 8.1%
Broadridge Financial Solutions, Inc.	100,100	5,963,958
CSG Systems International, Inc.	11,698	392,117
Euronet Worldwide, Inc. (a)	190,000	15,245,600
Gartner, Inc. Class A (a)	280,596	25,441,639
Genpact Ltd. (a)	550,000	13,629,000
Global Payments, Inc.	220,500	30,078,405
Leidos Holdings, Inc.	163,941	8,618,378
Mattersight Corp. (a)(b)(c)	1,854,975	13,374,370
Maximus, Inc.	300,000	20,460,000
Virtusa Corp. (a)	240,000	13,783,200
		146,986,667
Semiconductors & Semiconductor Equipment - 1.5%
Cavium, Inc. (a)	43,210	3,065,750
Cirrus Logic, Inc. (a)	500,000	15,415,000
Monolithic Power Systems, Inc.	150,000	9,363,000
		27,843,750
Software - 6.6%
AVG Technologies NV (a)	320,000	7,584,000
Blackbaud, Inc.	360,000	22,568,400
Cadence Design Systems, Inc. (a)	946,200	21,024,564
Callidus Software, Inc. (a)	350,000	6,079,500
Digimarc Corp. (a)(b)	36,300	815,298
Ebix, Inc. (b)	122,117	3,386,304
Fleetmatics Group PLC (a)	235,000	13,080,100
HubSpot, Inc. (b)	414,859	21,522,885
Mentor Graphics Corp.	680,000	18,496,000
Paylocity Holding Corp. (a)(b)	183,400	6,156,738
		120,713,789

TOTAL INFORMATION TECHNOLOGY		413,146,187

MATERIALS - 2.8%
Chemicals - 0.4%
Cytec Industries, Inc.	110,000	8,186,200
Containers & Packaging - 2.2%
Aptargroup, Inc.	151,876	11,171,999
Avery Dennison Corp.	155,000	10,070,350
Graphic Packaging Holding Co.	1,350,200	19,118,832
		40,361,181
Paper & Forest Products - 0.2%
TFS Corp. Ltd. (b)	2,400,000	2,995,880

TOTAL MATERIALS		51,543,261

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
8x8, Inc. (a)	126,595	1,349,503
inContact, Inc. (a)	1,214,000	10,804,600
Inteliquent, Inc.	1,380,550	28,604,996
Vonage Holdings Corp. (a)	735,436	4,464,097
		45,223,196
TOTAL COMMON STOCKS
(Cost $1,585,588,960)		1,691,541,788

Money Market Funds - 15.4%
Fidelity Cash Central Fund, 0.18% (d)	91,315,856	91,315,856
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(e)	189,765,627	189,765,627
TOTAL MONEY MARKET FUNDS
(Cost $281,081,483)		281,081,483

Equity Funds - 5.0%
Small Growth Funds - 5.0%
iShares Russell 2000 Growth Index ETF (b)
(Cost $87,506,719)	636,000	90,025,795
TOTAL INVESTMENT PORTFOLIO - 113.1%
(Cost $1,954,177,162)		2,062,649,066
NET OTHER ASSETS (LIABILITIES) - (13.1)%		(238,165,254)
NET ASSETS - 100%		$1,824,483,812

Security Type Abbreviations

ETF – Exchange- Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$39,930
Fidelity Securities Lending Cash Central Fund	346,002
Total	$385,932

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Mattersight Corp.	$12,150,086	$--	$--	$--	$13,374,370
Superior Drilling Products, Inc.	1,928,281	--	--	--	1,215,401
Total	$14,078,367	$--	$--	$--	$14,589,771

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$301,851,418	$301,851,418	$--	$--
Consumer Staples	22,856,243	22,856,243	--	--
Energy	31,119,264	31,119,264	--	--
Financials	153,921,514	153,921,514	--	--
Health Care	435,984,495	435,984,495	--	--
Industrials	235,896,210	235,896,210	--	--
Information Technology	413,146,187	413,146,187	--	--
Materials	51,543,261	48,547,381	2,995,880	--
Telecommunication Services	45,223,196	45,223,196	--	--
Money Market Funds	281,081,483	281,081,483	--	--
Equity Funds	90,025,795	90,025,795	--	--
Total Investments in Securities:	$2,062,649,066	$2,059,653,186	$2,995,880	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $1,958,707,052. Net unrealized appreciation aggregated $103,942,014, of which $216,671,735 related to appreciated investment securities and $112,729,721 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Value Fund

October 31, 2015

1.823236.111
SCV-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 1.8%
Standard Motor Products, Inc. (a)	1,183,301	$52,361,069
Hotels, Restaurants & Leisure - 1.9%
DineEquity, Inc.	660,000	55,077,000
Specialty Retail - 5.2%
Aarons, Inc. Class A	2,045,100	50,452,617
Genesco, Inc. (b)	616,728	38,638,009
Hibbett Sports, Inc. (a)(b)(c)	1,700,000	58,072,000
		147,162,626
Textiles, Apparel & Luxury Goods - 0.4%
Vera Bradley, Inc. (b)	831,000	10,395,810

TOTAL CONSUMER DISCRETIONARY		264,996,505

CONSUMER STAPLES - 4.6%
Food Products - 2.1%
Post Holdings, Inc. (b)	931,300	59,854,651
Tobacco - 2.5%
Universal Corp. (a)(c)	1,308,239	70,657,988

TOTAL CONSUMER STAPLES		130,512,639

ENERGY - 4.9%
Energy Equipment & Services - 1.8%
Hornbeck Offshore Services, Inc. (b)(c)	1,600,000	21,616,000
ShawCor Ltd. Class A	1,350,000	28,649,816
		50,265,816
Oil, Gas & Consumable Fuels - 3.1%
Northern Oil & Gas, Inc. (b)(c)	1,958,249	9,869,575
World Fuel Services Corp.	1,763,800	78,418,548
		88,288,123

TOTAL ENERGY		138,553,939

FINANCIALS - 40.0%
Banks - 10.1%
Associated Banc-Corp.	2,846,535	55,051,987
CVB Financial Corp.	4,387,288	76,558,176
First Citizen Bancshares, Inc.	140,370	35,954,372
First Citizen Bancshares, Inc. Class A (b)	180,954	46,349,558
First Niagara Financial Group, Inc.	7,000,000	72,450,000
		286,364,093
Capital Markets - 5.5%
Federated Investors, Inc. Class B (non-vtg.)	2,199,963	67,604,863
OM Asset Management Ltd.	2,757,001	41,851,275
Waddell & Reed Financial, Inc. Class A	1,264,100	46,695,854
		156,151,992
Insurance - 9.9%
Aspen Insurance Holdings Ltd.	1,599,400	77,746,834
Endurance Specialty Holdings Ltd.	902,400	56,968,512
First American Financial Corp.	1,396,287	53,240,423
ProAssurance Corp.	1,468,200	77,755,872
StanCorp Financial Group, Inc.	131,300	15,062,736
		280,774,377
Real Estate Investment Trusts - 8.3%
National Retail Properties, Inc. (c)	683,400	25,969,200
Rouse Properties, Inc. (a)(c)	4,350,000	76,516,500
Sabra Health Care REIT, Inc.	2,042,700	46,328,436
Store Capital Corp.	3,750,000	85,012,501
		233,826,637
Real Estate Management & Development - 2.2%
Kennedy Wilson Europe Real Estate PLC	3,409,540	62,863,516
Thrifts & Mortgage Finance - 4.0%
Astoria Financial Corp.	3,403,499	54,319,844
Washington Federal, Inc.	2,347,100	58,536,674
		112,856,518

TOTAL FINANCIALS		1,132,837,133

HEALTH CARE - 6.2%
Health Care Equipment & Supplies - 1.5%
Integra LifeSciences Holdings Corp. (b)	709,200	42,247,044
Health Care Providers & Services - 3.0%
AmSurg Corp. (b)	148,800	10,429,392
Civitas Solutions, Inc. (a)(b)	2,940,700	75,664,211
		86,093,603
Health Care Technology - 0.9%
Cegedim SA (b)	670,247	23,769,447
Pharmaceuticals - 0.8%
Theravance, Inc. (c)	2,594,553	22,780,175

TOTAL HEALTH CARE		174,890,269

INDUSTRIALS - 13.0%
Aerospace & Defense - 2.2%
Moog, Inc. Class A (b)	1,025,000	63,304,000
Commercial Services & Supplies - 2.2%
Essendant, Inc.	1,263,498	43,679,126
Knoll, Inc.	819,800	19,052,152
		62,731,278
Electrical Equipment - 3.3%
AZZ, Inc.	770,000	42,604,100
EnerSys	843,700	51,457,263
		94,061,363
Machinery - 3.6%
Hillenbrand, Inc.	263,055	7,804,842
Mueller Industries, Inc.	1,800,400	56,748,608
Valmont Industries, Inc. (c)	340,000	36,869,600
		101,423,050
Trading Companies & Distributors - 1.7%
WESCO International, Inc. (b)(c)	960,033	46,974,415

TOTAL INDUSTRIALS		368,494,106

INFORMATION TECHNOLOGY - 14.0%
Electronic Equipment & Components - 6.5%
Ingram Micro, Inc. Class A	2,048,300	60,998,374
SYNNEX Corp.	527,200	46,625,568
Tech Data Corp. (b)	1,036,373	75,437,591
		183,061,533
Internet Software & Services - 3.2%
Cimpress NV (b)	600,000	47,340,000
j2 Global, Inc.	574,300	44,536,965
		91,876,965
IT Services - 2.0%
CACI International, Inc. Class A (b)	578,334	56,121,531
Software - 2.3%
SS&C Technologies Holdings, Inc.	900,000	66,735,000

TOTAL INFORMATION TECHNOLOGY		397,795,029

MATERIALS - 2.5%
Containers & Packaging - 2.5%
Silgan Holdings, Inc.	1,370,000	69,691,900
UTILITIES - 4.8%
Electric Utilities - 4.0%
El Paso Electric Co.	1,524,121	58,937,759
IDACORP, Inc.	822,000	54,950,700
		113,888,459
Gas Utilities - 0.8%
Southwest Gas Corp.	372,656	22,903,438

TOTAL UTILITIES		136,791,897

TOTAL COMMON STOCKS
(Cost $2,356,779,892)		2,814,563,417

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.18% (d)	17,594,128	17,594,128
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(e)	87,738,050	87,738,050
TOTAL MONEY MARKET FUNDS
(Cost $105,332,178)		105,332,178
TOTAL INVESTMENT PORTFOLIO - 103.0%
(Cost $2,462,112,070)		2,919,895,595
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(85,524,975)
NET ASSETS - 100%		$2,834,370,620

Legend

 (a) Affiliated company

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,777
Fidelity Securities Lending Cash Central Fund	439,339
Total	$450,116

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Civitas Solutions, Inc.	$66,136,343	$--	$--	$--	$75,664,211
Hibbett Sports, Inc.	11,341,950	55,985,079	--	--	58,072,000
Rouse Properties, Inc.	76,560,000	--	--	783,000	76,516,500
Standard Motor Products, Inc.	43,273,318	--	--	177,495	52,361,069
Universal Corp.	68,930,035	4,859,141	--	680,284	70,657,988
Total	$266,241,646	$60,844,220	$--	$1,640,779	$333,271,768

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $2,462,337,936. Net unrealized appreciation aggregated $457,557,659, of which $629,376,765 related to appreciated investment securities and $171,819,106 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 29, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2015